UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended March 31, 2012

Item 1. Schedule of Investments.

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 97.6%	SHARES	VALUE
Beverages - 1.2%
PepsiCo, Inc.	23,100	$1,532,685

Capital Markets - 4.5%
AllianceBernstein Holding LP*	69,900	1,091,139
Goldman Sachs Group, Inc.	10,300	1,281,011
Legg Mason, Inc.	42,900	1,198,197
Morgan Stanley	109,700	2,154,508
		5,724,855

Chemicals - 2.3%
Dow Chemical Co.	83,200	2,882,048

Commercial Banks - 6.1%
PNC Financial Services Group, Inc.	26,600	1,715,434
US Bancorp	91,700	2,905,056
Wells Fargo & Co.	91,300	3,116,982
		7,737,472

Communications Equipment - 1.6%
Cisco Systems, Inc.	95,900	2,028,285

Computers & Peripherals - 1.1%
Hewlett-Packard Co.	60,800	1,448,864

Diversified Financial Services - 5.9%
Bank of America Corp.	240,984	2,306,217
CME Group, Inc.	6,300	1,822,779
JPMorgan Chase & Co.	73,704	3,388,910
		7,517,906

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	92,200	2,879,406
Frontier Communications Corp.	281,177	1,172,508
Verizon Communications, Inc.	56,600	2,163,818
		6,215,732

Electric Utilities - 3.6%
Duke Energy Corp.	74,044	1,555,664
Exelon Corp.	75,700	2,968,197
		4,523,861

Electrical Equipment - 2.0%
Emerson Electric Co.	49,400	2,577,692

Electronic Equipment & Instruments - 2.1%
TE Connectivity Ltd.	71,825	2,639,569

Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc.	30,500	2,035,875

Food & Staples Retailing - 3.0%
CVS Caremark Corp.	32,700	1,464,960
Walgreen Co.	22,300	746,827
Wal-Mart Stores, Inc.	25,200	1,542,240
		3,754,027

Food Products - 1.2%
Unilever NV, NY Shares	44,600	1,517,738

Health Care Equipment & Supplies - 0.7%
Covidien plc	16,625	909,055

Health Care Providers & Services - 1.6%
WellPoint, Inc.	28,400	2,095,920

Household Durables - 1.1%
Sony Corp. (ADR)	66,500	1,381,205

Household Products - 2.2%
Procter & Gamble Co.	41,700	2,802,657

Industrial Conglomerates - 6.4%
3M Co.	25,700	2,292,697
General Electric Co.	152,300	3,056,661
Tyco International Ltd.	50,225	2,821,641
		8,170,999

Insurance - 6.2%
Berkshire Hathaway, Inc., Class B*	39,250	3,185,137
Hartford Financial Services Group, Inc.	80,400	1,694,832
MetLife, Inc.	63,900	2,386,665
Travelers Co.'s, Inc.	11,400	674,880
		7,941,514

Internet Software & Services - 2.5%
eBay, Inc.*	52,300	1,929,347
Google, Inc.*	1,900	1,218,356
		3,147,703

IT Services - 2.1%
International Business Machines Corp.	12,600	2,628,990

Media - 4.9%
CBS Corp., Class B	51,974	1,762,438
Comcast Corp.	32,300	969,323
Gannett Co., Inc.	42,600	653,058
Time Warner, Inc.	74,166	2,799,767
		6,184,586

Metals & Mining - 1.3%
Newmont Mining Corp.	32,900	1,686,783

Multiline Retail - 1.5%
Target Corp.	33,200	1,934,564

Oil, Gas & Consumable Fuels - 10.7%
ConocoPhillips	41,242	3,134,804
Devon Energy Corp.	30,700	2,183,384
Exxon Mobil Corp.	17,100	1,483,083
Marathon Oil Corp.	44,400	1,407,480
Marathon Petroleum Corp.	43,450	1,883,992
Royal Dutch Shell plc (ADR)	37,400	2,622,862
Spectra Energy Corp.	26,972	850,967
		13,566,572

Pharmaceuticals - 10.1%
Abbott Laboratories	22,200	1,360,638
GlaxoSmithKline plc (ADR)	51,400	2,308,374
Johnson & Johnson	48,500	3,199,060
Merck & Co., Inc.	69,100	2,653,440
Pfizer, Inc.	148,000	3,353,680
		12,875,192

Road & Rail - 2.1%
CSX Corp.	70,500	1,517,160
Norfolk Southern Corp.	17,100	1,125,693
		2,642,853

Software - 2.1%
Microsoft Corp.	81,200	2,618,700

Specialty Retail - 1.0%
Lowe's Co.'s, Inc.	41,400	1,299,132

Total Equity Securities (Cost $123,365,907)		124,023,034

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$2,285,822	2,285,822

Total Time Deposit (Cost $2,285,822)		2,285,822

TOTAL INVESTMENTS (Cost $125,651,729) - 99.4%		126,308,856
Other assets and liabilities, net - 0.6%		734,520
NET ASSETS - 100%		$127,043,376

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

INVESTMENT COMPANIES - 98.8%	SHARES	VALUE
Guggenheim Timber Index ETF	86,000	$1,620,240
iPath Dow Jones-UBS Commodity Index Total Return ETN*	261,000	11,045,520
iShares Dow Jones US Utilities Sector Index ETF	25,000	2,154,000
iShares S&P Global Materials Sector Index ETF	50,000	3,158,500
iShares S&P North American Natural Resources Sector Index ETF	283,000	11,155,860
Market Vectors Gold Miners ETF	33,000	1,635,810
PowerShares DB Commodity Index Tracking Fund*	384,000	11,051,520
PowerShares Water Resources Portfolio ETF	56,000	1,075,200
Vanguard Materials ETF	97,000	7,974,370
Vanguard REIT ETF	25,000	1,590,250

Total Investment Companies (Cost $49,941,607)		52,461,270

TIME DEPOSIT - 0.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$462,875	462,875

Total Time Deposit (Cost $462,875)		462,875

TOTAL INVESTMENTS (Cost $50,404,482) - 99.7%		52,924,145
Other assets and liabilities, net - 0.3%		180,701
NET ASSETS - 100%		$53,104,846

* Non-income producing security.

Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

U.S. TREASURY - 51.9%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25 (i)	$1,322,552	$1,682,327
2.00%, 1/15/26 (i)	1,484,418	1,819,224
2.375%, 1/15/27 (i)	1,348,572	1,730,387
1.75%, 1/15/28 (i)	1,135,890	1,354,638
3.625%, 4/15/28 (i)	1,401,220	2,067,566
2.50%, 1/15/29 (i)	1,403,921	1,852,957
3.875%, 4/15/29 (i)	1,378,600	2,123,691
3.375%, 4/15/32 (i)	1,276,810	1,943,943
2.125%, 2/15/40 (i)	1,730,108	2,274,956
2.125%, 2/15/41 (i)	1,448,860	1,910,571
United States Treasury Notes:
0.125%, 4/15/16 (i)	102,674	108,449
2.50%, 7/15/16 (i)	1,122,210	1,310,268
2.375%, 1/15/17 (i)	1,123,810	1,316,350
2.625%, 7/15/17 (i)	1,093,490	1,314,666
1.625%, 1/15/18 (i)	1,081,800	1,243,225
1.375%, 7/15/18 (i)	1,050,980	1,203,454
2.125%, 1/15/19 (i)	1,055,580	1,263,233
1.875%, 7/15/19 (i)	1,273,704	1,513,818
1.375%, 1/15/20 (i)	1,676,848	1,925,887
1.25%, 7/15/20 (i)	1,039,190	1,186,706
1.125%, 1/15/21 (i)	1,036,020	1,166,170
0.625%, 7/15/21 (i)	1,005,540	1,087,947
0.125%, 1/15/22 (i)	1,001,320	1,025,101
2.00%, 2/15/22	200,000	196,156

Total U.S. Treasury (Cost $30,365,251)		34,621,690

CORPORATE BONDS - 46.6%
Alcoa, Inc., 6.15%, 8/15/20	300,000	322,943
Ally Financial, Inc., 0.474%, 12/19/12 (r)	1,000,000	1,001,750
American Express Centurion Bank, 0.392%, 6/12/12 (r)	250,000	250,000
American Express Credit Corp., 1.324%, 6/24/14 (r)	1,000,000	996,897
Amgen, Inc., 4.10%, 6/15/21	300,000	314,086
Anheuser-Busch InBev Worldwide, Inc., 1.204%, 3/26/13 (r)	500,000	502,873
Bank of America Corp.:
0.853%, 4/30/12 (r)	500,000	500,274
7.375%, 5/15/14	100,000	108,553
3.75%, 7/12/16	300,000	301,495
Bank of New York Mellon Corp., 0.827%, 1/31/14 (r)	100,000	100,278
Barclays Bank plc, 1.617%, 1/13/14 (r)	500,000	498,322
Baxter International, Inc., 4.00%, 3/1/14	100,000	106,386
BB&T Corp., 1.253%, 4/28/14 (r)	500,000	502,286
BlackRock, Inc., 3.50%, 12/10/14	100,000	107,076
Bottling Group LLC, 6.95%, 3/15/14	100,000	112,112
BP Capital Markets plc:
3.625%, 5/8/14	100,000	105,136
4.50%, 10/1/20	100,000	109,849
CA, Inc., 5.375%, 12/1/19	100,000	109,002
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	200,000	214,500
Cigna Corp., 4.00%, 2/15/22	100,000	101,775
Citigroup, Inc.:
2.51%, 8/13/13 (r)	591,000	592,759
0.745%, 6/9/16 (r)	500,000	438,812
CMS Energy Corp., 5.05%, 3/15/22	250,000	251,565
Credit Suisse USA, Inc., 0.83%, 4/12/13 (r)	500,000	498,025
Danaher Corp., 0.724%, 6/21/13 (r)	200,000	200,534
DIRECTV Holdings LLC, 5.20%, 3/15/20	200,000	219,940
Eaton Corp., 0.804%, 6/16/14 (r)	500,000	501,086
Eli Lilly & Co., 4.20%, 3/6/14	100,000	106,615
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	110,986
Energizer Holdings, Inc., 4.70%, 5/19/21	200,000	207,999
Energy Transfer Partners LP, 5.20%, 2/1/22	500,000	523,078
Ford Motor Credit Co. LLC, 8.125%, 1/15/20	400,000	483,498
GATX Corp., 4.85%, 6/1/21	200,000	204,171
General Dynamics Corp., 3.875%, 7/15/21	500,000	540,754
General Electric Capital Corp.:
0.473%, 5/8/12 (r)	500,000	500,162
0.474%, 9/21/12 (r)	500,000	500,527
0.367%, 3/20/13 (r)	600,000	599,570
General Mills, Inc., 5.65%, 2/15/19	100,000	118,725
Goldman Sachs Group, Inc., 0.924%, 3/22/16 (r)	900,000	821,504
Hanesbrands, Inc., 4.146%, 12/15/14 (r)	299,000	299,377
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	600,000	625,718
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	106,977
Hornbeck Offshore Services, Inc., 5.875%, 4/1/20 (e)	250,000	250,625
Huntington Ingalls Industries, Inc., 6.875%, 3/15/18	500,000	530,000
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	262,500
John Deere Capital Corp., 0.717%, 7/15/13 (r)	250,000	250,096
JPMorgan Chase & Co., 3.15%, 7/5/16	300,000	309,259
JPMorgan Chase Bank, 0.804%, 6/13/16 (r)	1,250,000	1,161,404
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	105,333
L-3 Communications Corp., 5.20%, 10/15/19	200,000	213,620
Lloyds TSB Bank plc, 2.911%, 1/24/14 (r)	250,000	249,006
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.25%, 6/15/22	250,000	262,500
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	534,628
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	689,384
Metropolitan Life Global Funding I, 1.332%, 1/10/14 (e)(r)	250,000	250,210
Morgan Stanley:
0.824%, 6/20/12 (r)	500,000	500,765
0.883%, 1/9/14 (r)	500,000	475,495
Mueller Water Products, Inc., 8.75%, 9/1/20	371,000	415,520
National Australia Bank Ltd., 1.301%, 4/11/14 (e)(r)	500,000	498,193
Northern Trust Corp., 3.45%, 11/4/20	100,000	102,482
Nova Chemicals Corp., 3.784%, 11/15/13 (r)	500,000	500,000
Novartis Capital Corp., 4.125%, 2/10/14	100,000	106,517
PNC Funding Corp., 0.751%, 1/31/14 (r)	500,000	496,247
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	108,959
Procter & Gamble Co., 3.50%, 2/15/15	100,000	107,316
Qwest Corp., 3.724%, 6/15/13 (r)	1,000,000	1,011,644
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	516,179
Sempra Energy, 1.234%, 3/15/14 (r)	550,000	550,128
Teck Resources Ltd., 4.75%, 1/15/22	100,000	105,866
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	220,831
Toronto-Dominion Bank, 0.867%, 7/14/14 (r)	500,000	501,891
Unilever Capital Corp., 4.80%, 2/15/19	100,000	116,008
Valspar Corp., 4.20%, 1/15/22	300,000	307,150
VF Corp., 1.243%, 8/23/13 (r)	500,000	500,020
Volkswagen International Finance NV, 1.224%, 3/21/14 (r)(e)	500,000	499,812
Vulcan Materials Co., 7.50%, 6/15/21	600,000	664,500
WellPoint, Inc., 3.70%, 8/15/21	200,000	207,562
Wells Fargo & Co., 0.753%, 10/28/15 (r)	500,000	489,156
Westpac Banking Corp., 1.20%, 3/31/14 (e)(r)	200,000	199,804
Williams Partners LP, 3.80%, 2/15/15	200,000	212,520
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.375%, 3/15/22 (e)	250,000	243,750
Xerox Corp.:
1.874%, 9/13/13 (r)	500,000	504,427
1.318%, 5/16/14 (r)	1,000,000	992,272

Total Corporate Bonds (Cost $30,513,421)		31,041,554

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.5%
Freddie Mac, 3.75%, 3/27/19	300,000	336,624

Total U.S. Government Agencies And Instrumentalities (Cost $334,354)		336,624

TIME DEPOSIT - 0.3%
State Street Bank Time Deposit, 0.113%, 4/2/12	213,576	213,576

Total Time Deposit (Cost $213,576)		213,576

TOTAL INVESTMENTS (Cost $61,426,602) - 99.3%		66,213,444
Other assets and liabilities, net - 0.7%		447,363
NET ASSETS - 100%		$66,660,807

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Inflation protected security.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 98.1%	SHARES	VALUE
Aerospace & Defense - 2.5%
General Dynamics Corp.	7,802	$572,511
Goodrich Corp.	2,716	340,695
Honeywell International, Inc.	16,833	1,027,655
L-3 Communications Holdings, Inc.	2,226	157,534
Lockheed Martin Corp.	5,774	518,851
Northrop Grumman Corp.	5,521	337,223
Precision Castparts Corp.	3,129	541,004
Raytheon Co.	7,427	391,997
Rockwell Collins, Inc.	3,339	192,193
Textron, Inc.	6,111	170,069
The Boeing Co.	16,296	1,211,933
United Technologies Corp.	19,889	1,649,594
		7,111,259

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,583	234,651
Expeditors International of Washington, Inc.	4,629	215,295
FedEx Corp.	6,888	633,420
United Parcel Service, Inc., Class B	21,000	1,695,120
		2,778,486

Airlines - 0.1%
Southwest Airlines Co.	17,469	143,945

Auto Components - 0.3%
BorgWarner, Inc.*	2,387	201,320
Goodyear Tire & Rubber Co.*	5,316	59,645
Johnson Controls, Inc.	14,769	479,697
		740,662

Automobiles - 0.5%
Ford Motor Co.	82,560	1,031,174
Harley-Davidson, Inc.	4,956	243,241
		1,274,415

Beverages - 2.5%
Beam, Inc.	3,356	196,561
Brown-Forman Corp., Class B	2,204	183,791
Coca-Cola Enterprises, Inc.	6,736	192,650
Constellation Brands, Inc.*	4,007	94,525
Dr Pepper Snapple Group, Inc.	4,714	189,550
Molson Coors Brewing Co., Class B	3,540	160,185
PepsiCo, Inc.	34,322	2,277,265
The Coca-Cola Co.	49,427	3,658,092
		6,952,619

Biotechnology - 1.2%
Amgen, Inc.	17,198	1,169,292
Biogen Idec, Inc.*	5,270	663,862
Celgene Corp.*	9,661	748,921
Gilead Sciences, Inc.*	16,549	808,418
		3,390,493

Building Products - 0.0%
Masco Corp.	7,808	104,393

Capital Markets - 2.0%
Ameriprise Financial, Inc.	4,990	285,079
Bank of New York Mellon Corp.	26,389	636,767
BlackRock, Inc.	2,179	446,477
Charles Schwab Corp.	23,418	336,517
E*Trade Financial Corp.*	5,579	61,090
Federated Investors, Inc., Class B	1,821	40,809
Franklin Resources, Inc.	3,163	392,307
Goldman Sachs Group, Inc.	10,815	1,345,061
Invesco Ltd.	9,692	258,486
Legg Mason, Inc.	2,695	75,271
Morgan Stanley	33,293	653,874
Northern Trust Corp.	5,243	248,780
State Street Corp.	10,706	487,123
T. Rowe Price Group, Inc.	5,448	355,754
		5,623,395

Chemicals - 2.2%
Air Products & Chemicals, Inc.	4,631	425,126
Airgas, Inc.	1,502	133,633
CF Industries Holdings, Inc.	1,419	259,180
Dow Chemical Co.	25,665	889,035
Eastman Chemical Co.	2,872	148,454
Ecolab, Inc.	6,365	392,848
EI Du Pont de Nemours & Co.	20,372	1,077,679
FMC Corp.	1,557	164,824
International Flavors & Fragrances, Inc.	1,757	102,960
Monsanto Co.	11,618	926,652
Mosaic Co.	6,470	357,726
PPG Industries, Inc.	3,322	318,248
Praxair, Inc.	6,565	752,612
Sherwin-Williams Co.	1,917	208,320
Sigma-Aldrich Corp.	2,555	186,668
		6,343,965

Commercial Banks - 2.8%
BB&T Corp.	15,145	475,402
Comerica, Inc.	4,204	136,041
Fifth Third Bancorp	19,985	280,789
First Horizon National Corp.	5,102	52,959
Huntington Bancshares, Inc.	18,758	120,989
KeyCorp	19,943	169,515
M&T Bank Corp.	2,729	237,096
PNC Financial Services Group, Inc.	11,434	737,379
Regions Financial Corp.	30,854	203,328
SunTrust Banks, Inc.	11,665	281,943
US Bancorp	41,737	1,322,228
Wells Fargo & Co.	115,231	3,933,986
Zions Bancorporation	3,856	82,750
		8,034,405

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	2,181	65,714
Cintas Corp.	2,423	94,788
Iron Mountain, Inc.	3,739	107,683
Pitney Bowes, Inc.	4,108	72,219
Republic Services, Inc.	6,954	212,514
RR Donnelley & Sons Co.	3,729	46,202
Stericycle, Inc.*	1,801	150,636
Waste Management, Inc.	10,018	350,229
		1,099,985

Communications Equipment - 2.2%
Cisco Systems, Inc.	117,694	2,489,228
F5 Networks, Inc.*	1,701	229,567
Harris Corp.	2,564	115,585
JDS Uniphase Corp.*	4,955	71,798
Juniper Networks, Inc.*	11,580	264,951
Motorola Mobility Holdings, Inc.*	5,683	223,001
Motorola Solutions, Inc.	6,430	326,837
QUALCOMM, Inc.	36,961	2,514,087
		6,235,054

Computers & Peripherals - 5.6%
Apple, Inc.*	20,344	12,195,618
Dell, Inc.*	33,231	551,634
EMC Corp.*	44,864	1,340,536
Hewlett-Packard Co.	43,241	1,030,433
Lexmark International, Inc.	1,561	51,888
NetApp, Inc.*	7,804	349,385
SanDisk Corp.*	5,198	257,769
Western Digital Corp.*	5,080	210,261
		15,987,524

Construction & Engineering - 0.2%
Fluor Corp.	3,776	226,711
Jacobs Engineering Group, Inc.*	2,771	122,949
Quanta Services, Inc.*	4,611	96,370
		446,030

Construction Materials - 0.0%
Vulcan Materials Co.	2,808	119,986

Consumer Finance - 0.9%
American Express Co.	22,176	1,283,103
Capital One Financial Corp.	12,056	672,002
Discover Financial Services	11,582	386,144
SLM Corp.	11,062	174,337
		2,515,586

Containers & Packaging - 0.1%
Ball Corp.	3,372	144,592
Bemis Co., Inc.	2,169	70,037
Owens-Illinois, Inc.*	3,251	75,878
Sealed Air Corp.	4,172	80,561
		371,068

Distributors - 0.1%
Genuine Parts Co.	3,300	207,075

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,607	100,735
DeVry, Inc.	1,339	45,352
H&R Block, Inc.	6,643	109,410
		255,497

Diversified Financial Services - 3.4%
Bank of America Corp.	234,524	2,244,395
Citigroup, Inc.	63,997	2,339,090
CME Group, Inc.	1,453	420,396
IntercontinentalExchange, Inc.*	1,542	211,902
JPMorgan Chase & Co.	83,417	3,835,514
Leucadia National Corp.	4,155	108,446
Moody's Corp.	4,373	184,103
NYSE Euronext	5,491	164,785
The NASDAQ OMX Group, Inc.*	3,020	78,218
		9,586,849

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	129,555	4,046,003
CenturyLink, Inc.	13,394	517,678
Frontier Communications Corp.	20,874	87,045
Verizon Communications, Inc.	61,962	2,368,807
Windstream Corp.	12,496	146,328
		7,165,861

Electric Utilities - 1.8%
American Electric Power Co., Inc.	10,479	404,280
Duke Energy Corp.	28,937	607,966
Edison International	7,079	300,928
Entergy Corp.	3,832	257,511
Exelon Corp.	18,466	724,052
FirstEnergy Corp.	9,087	414,276
NextEra Energy, Inc.	9,176	560,470
Northeast Utilities	3,843	142,652
Pepco Holdings, Inc.	4,919	92,920
Pinnacle West Capital Corp.	2,247	107,631
PPL Corp.	12,553	354,748
Progress Energy, Inc.	6,401	339,957
The Southern Co.	18,936	850,795
		5,158,186

Electrical Equipment - 0.5%
Cooper Industries plc	3,500	223,825
Emerson Electric Co.	16,011	835,454
Rockwell Automation, Inc.	3,027	241,252
Roper Industries, Inc.	2,099	208,137
		1,508,668

Electronic Equipment & Instruments - 0.5%
Amphenol Corp.	3,695	220,850
Corning, Inc.	33,256	468,245
FLIR Systems, Inc.	3,471	87,851
Jabil Circuit, Inc.	4,017	100,907
Molex, Inc.	2,736	76,936
TE Connectivity Ltd.	9,237	339,460
		1,294,249

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	9,477	397,465
Cameron International Corp.*	5,325	281,320
Diamond Offshore Drilling, Inc.	1,510	100,793
FMC Technologies, Inc.*	5,218	263,092
Halliburton Co.	19,981	663,169
Helmerich & Payne, Inc.	2,244	121,064
Nabors Industries Ltd.*	6,027	105,412
National Oilwell Varco, Inc.	9,205	731,521
Noble Corp.*	5,484	205,485
Rowan Co.'s, Inc.*	2,619	86,244
Schlumberger Ltd.	29,207	2,042,446
		4,998,011

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	9,513	863,780
CVS Caremark Corp.	28,326	1,269,005
Kroger Co.	12,560	304,329
Safeway, Inc.	5,884	118,916
SUPERVALU, Inc.	4,582	26,163
Sysco Corp.	12,878	384,537
Walgreen Co.	19,088	639,257
Wal-Mart Stores, Inc.	38,167	2,335,821
Whole Foods Market, Inc.	3,547	295,110
		6,236,918

Food Products - 1.8%
Archer-Daniels-Midland Co.	14,683	464,864
Campbell Soup Co.	3,877	131,236
ConAgra Foods, Inc.	9,008	236,550
Dean Foods Co.*	3,917	47,435
General Mills, Inc.	14,049	554,233
H.J. Heinz Co.	6,975	373,511
Hershey Co.	3,360	206,069
Hormel Foods Corp.	3,019	89,121
J.M. Smucker Co.	2,485	202,180
Kellogg Co.	5,427	291,050
Kraft Foods, Inc.	38,640	1,468,706
McCormick & Co., Inc.	2,874	156,432
Mead Johnson Nutrition Co.	4,431	365,469
Sara Lee Corp.	12,794	275,455
Tyson Foods, Inc.	6,441	123,345
		4,985,656

Gas Utilities - 0.1%
AGL Resources, Inc.	2,552	100,089
Oneok, Inc.	2,247	183,490
		283,579

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	12,347	738,104
Becton Dickinson & Co.	4,591	356,491
Boston Scientific Corp.*	31,715	189,656
C.R. Bard, Inc.	1,883	185,890
CareFusion Corp.*	4,887	126,720
Covidien plc	10,499	574,085
DENTSPLY International, Inc.	2,966	119,026
Edwards Lifesciences Corp.*	2,498	181,679
Intuitive Surgical, Inc.*	849	459,946
Medtronic, Inc.	22,704	889,770
St. Jude Medical, Inc.	6,942	307,600
Stryker Corp.	7,172	397,902
Varian Medical Systems, Inc.*	2,418	166,745
Zimmer Holdings, Inc.	3,892	250,178
		4,943,792

Health Care Providers & Services - 2.1%
Aetna, Inc.	7,657	384,075
AmerisourceBergen Corp.	5,746	228,001
Cardinal Health, Inc.	7,517	324,058
CIGNA Corp.	6,186	304,660
Coventry Health Care, Inc.	3,228	114,820
DaVita, Inc.*	2,029	182,955
Express Scripts, Inc.*	10,607	574,687
Humana, Inc.	3,625	335,240
Laboratory Corp. of America Holdings*	2,200	201,388
McKesson Corp.	5,288	464,128
Medco Health Solutions, Inc.*	8,386	589,536
Patterson Co.'s, Inc.	1,980	66,132
Quest Diagnostics, Inc.	3,432	209,867
Tenet Healthcare Corp.*	10,103	53,647
UnitedHealth Group, Inc.	22,835	1,345,895
WellPoint, Inc.	7,315	539,847
		5,918,936

Health Care Technology - 0.1%
Cerner Corp.*	3,159	240,589

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	10,045	322,243
Chipotle Mexican Grill, Inc.*	681	284,658
Darden Restaurants, Inc.	2,924	149,592
International Game Technology	6,486	108,900
Marriott International, Inc.	5,955	225,397
McDonald's Corp.	22,267	2,184,393
Starbucks Corp.	16,463	920,117
Starwood Hotels & Resorts Worldwide, Inc.	4,285	241,717
Wyndham Worldwide Corp.	3,321	154,460
Wynn Resorts Ltd.	1,737	216,916
Yum! Brands, Inc.	10,090	718,206
		5,526,599

Household Durables - 0.2%
D.R. Horton, Inc.	6,093	92,431
Harman International Industries, Inc.	1,447	67,734
Leggett & Platt, Inc.	2,911	66,982
Lennar Corp.	3,547	96,407
Newell Rubbermaid, Inc.	6,331	112,755
PulteGroup, Inc.*	6,859	60,702
Whirlpool Corp.	1,660	127,588
		624,599

Household Products - 2.1%
Colgate-Palmolive Co.	10,480	1,024,734
Kimberly-Clark Corp.	8,513	629,026
Procter & Gamble Co.	60,189	4,045,303
The Clorox Co.	2,870	197,312
		5,896,375

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	14,280	186,640
NRG Energy, Inc.*	5,032	78,851
		265,491

Industrial Conglomerates - 2.6%
3M Co.	15,252	1,360,631
Danaher Corp.	12,363	692,328
General Electric Co.	231,222	4,640,625
Tyco International Ltd.	10,089	566,800
		7,260,384

Insurance - 3.5%
ACE Ltd.	7,343	537,508
Aflac, Inc.	10,150	466,798
Allstate Corp.	10,969	361,099
American International Group, Inc.*	11,691	360,434
AON Corp.*	7,098	348,228
Assurant, Inc.	1,907	77,233
Berkshire Hathaway, Inc., Class B*	38,420	3,117,783
Cincinnati Financial Corp.	3,545	122,338
Genworth Financial, Inc.*	10,646	88,575
Hartford Financial Services Group, Inc.	9,339	196,866
Lincoln National Corp.	6,575	173,317
Loews Corp.	6,761	269,561
Marsh & McLennan Co.'s, Inc.	11,769	385,905
MetLife, Inc.	22,977	858,191
Principal Financial Group, Inc.	6,739	198,868
Progressive Corp.	13,711	317,821
Prudential Financial, Inc.	10,272	651,142
The Chubb Corp.	5,925	409,477
Torchmark Corp.	2,218	110,567
Travelers Co.'s, Inc.	8,589	508,469
Unum Group	6,495	158,998
XL Group plc	6,884	149,314
		9,868,492

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	7,955	1,610,967
Expedia, Inc.	2,064	69,020
Netflix, Inc.*	1,141	131,261
priceline.com, Inc.*	1,081	775,617
TripAdvisor, Inc.*	2,064	73,623
		2,660,488

Internet Software & Services - 1.8%
Akamai Technologies, Inc.*	3,916	143,717
eBay, Inc.*	24,921	919,336
Google, Inc.*	5,542	3,553,752
VeriSign, Inc.	3,460	132,656
Yahoo!, Inc.*	26,523	403,680
		5,153,141

IT Services - 3.8%
Accenture plc	14,143	912,224
Automatic Data Processing, Inc.	10,639	587,166
Cognizant Technology Solutions Corp.*	6,598	507,716
Computer Sciences Corp.	3,369	100,868
Fidelity National Information Services, Inc.	5,125	169,740
Fiserv, Inc.*	2,984	207,060
International Business Machines Corp.	25,319	5,282,809
MasterCard, Inc.	2,319	975,232
Paychex, Inc.	7,017	217,457
SAIC, Inc.*	6,061	80,005
Teradata Corp.*	3,540	241,251
Total System Services, Inc.	3,443	79,430
Visa, Inc.	10,870	1,282,660
Western Union Co.	13,638	240,029
		10,883,647

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,628	96,500
Mattel, Inc.	7,450	250,767
		347,267

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.	7,562	336,585
Life Technologies Corp.*	3,921	191,423
PerkinElmer, Inc.	2,449	67,739
Thermo Fisher Scientific, Inc.	7,995	450,758
Waters Corp.*	1,922	178,093
		1,224,598

Machinery - 2.0%
Caterpillar, Inc.	14,150	1,507,258
Cummins, Inc.	4,230	507,769
Deere & Co.	8,781	710,383
Dover Corp.	4,033	253,837
Eaton Corp.	7,411	369,290
Flowserve Corp.	1,211	139,883
Illinois Tool Works, Inc.	10,515	600,617
Ingersoll-Rand plc	6,498	268,692
Joy Global, Inc.	2,312	169,932
PACCAR, Inc.	7,942	371,924
Pall Corp.	2,527	150,685
Parker Hannifin Corp.	3,288	278,000
Snap-on, Inc.	1,212	73,896
Stanley Black & Decker, Inc.	3,658	281,520
Xylem, Inc.	4,026	111,721
		5,795,407

Media - 3.1%
Cablevision Systems Corp.	4,778	70,141
CBS Corp., Class B	14,241	482,912
Comcast Corp.	58,924	1,768,309
DIRECTV*	14,778	729,147
Discovery Communications, Inc.*	5,649	285,839
Gannett Co., Inc.	4,742	72,695
McGraw-Hill Co.'s, Inc.	6,051	293,292
News Corp.	47,035	926,119
Omnicom Group, Inc.	6,072	307,547
Scripps Networks Interactive, Inc.	2,144	104,391
The Interpublic Group of Co.'s, Inc.	9,715	110,848
Time Warner Cable, Inc.	6,945	566,019
Time Warner, Inc.	21,189	799,885
Viacom, Inc., Class B	11,803	560,170
Walt Disney Co.	39,096	1,711,623
Washington Post Co., Class B	111	41,466
		8,830,403

Metals & Mining - 0.8%
Alcoa, Inc.	23,122	231,682
Allegheny Technologies, Inc.	2,226	91,644
Cliffs Natural Resources, Inc.	3,173	219,762
Freeport-McMoRan Copper & Gold, Inc.	20,595	783,434
Newmont Mining Corp.	10,737	550,486
Nucor Corp.	6,877	295,367
Titanium Metals Corp.	1,566	21,235
United States Steel Corp.	3,129	91,899
		2,285,509

Multiline Retail - 0.8%
Big Lots, Inc.*	1,502	64,616
Dollar Tree, Inc.*	2,590	244,729
Family Dollar Stores, Inc.	2,503	158,390
J.C. Penney Co., Inc.	3,104	109,975
Kohl's Corp.	5,515	275,915
Macy's, Inc.	9,051	359,596
Nordstrom, Inc.	3,557	198,196
Sears Holdings Corp.*	919	60,884
Target Corp.	14,671	854,879
		2,327,180

Multi-Utilities - 1.3%
Ameren Corp.	5,270	171,697
Centerpoint Energy, Inc.	9,253	182,469
CMS Energy Corp.	5,471	120,362
Consolidated Edison, Inc.	6,363	371,726
Dominion Resources, Inc.	12,367	633,314
DTE Energy Co.	3,682	202,620
Integrys Energy Group, Inc.	1,595	84,519
NiSource, Inc.	6,097	148,462
PG&E Corp.	9,005	390,907
Public Service Enterprise Group, Inc.	10,992	336,465
SCANA Corp.	2,495	113,797
Sempra Energy	5,205	312,092
TECO Energy, Inc.	4,687	82,257
Wisconsin Energy Corp.	4,903	172,488
Xcel Energy, Inc.	10,528	278,676
		3,601,851

Office Electronics - 0.1%
Xerox Corp.	29,104	235,160

Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc.*	4,752	72,278
Anadarko Petroleum Corp.	10,816	847,325
Apache Corp.	8,342	837,870
Cabot Oil & Gas Corp.	4,540	141,512
Chesapeake Energy Corp.	14,358	332,675
Chevron Corp.	43,201	4,632,875
ConocoPhillips	27,964	2,125,544
Consol Energy, Inc.	4,927	168,011
Denbury Resources, Inc.*	8,332	151,892
Devon Energy Corp.	8,790	625,145
El Paso Corp.	16,735	494,519
EOG Resources, Inc.	5,837	648,491
EQT Corp.	3,134	151,090
Exxon Mobil Corp.	102,843	8,919,573
Hess Corp.	6,572	387,419
Marathon Oil Corp.	15,514	491,794
Marathon Petroleum Corp.	7,746	335,867
Murphy Oil Corp.	4,205	236,615
Newfield Exploration Co.*	2,875	99,705
Noble Energy, Inc.	3,835	374,986
Occidental Petroleum Corp.	17,659	1,681,667
Peabody Energy Corp.	5,884	170,401
Pioneer Natural Resources Co.	2,663	297,164
QEP Resources, Inc.	3,707	113,063
Range Resources Corp.	3,499	203,432
Southwestern Energy Co.*	7,561	231,367
Spectra Energy Corp.	14,129	445,770
Sunoco, Inc.	2,357	89,920
Tesoro Corp.*	2,957	79,366
Valero Energy Corp.	12,129	312,564
Williams Co.'s, Inc.	12,795	394,214
WPX Energy, Inc.*	4,265	76,813
		26,170,927

Paper & Forest Products - 0.2%
International Paper Co.	9,497	333,345
MeadWestvaco Corp.	3,709	117,167
		450,512

Personal Products - 0.2%
Avon Products, Inc.	9,358	181,171
Estee Lauder Co.'s, Inc.	4,914	304,373
		485,544

Pharmaceuticals - 5.7%
Abbott Laboratories	34,359	2,105,863
Allergan, Inc.	6,681	637,568
Bristol-Myers Squibb Co.	37,060	1,250,775
Eli Lilly & Co.	22,135	891,376
Forest Laboratories, Inc.*	6,002	208,209
Hospira, Inc.*	3,519	131,575
Johnson & Johnson	59,986	3,956,677
Merck & Co., Inc.	66,329	2,547,034
Mylan, Inc.*	9,213	216,045
Perrigo Co.	2,028	209,513
Pfizer, Inc.	164,732	3,732,827
Watson Pharmaceuticals, Inc.*	2,766	185,488
		16,072,950

Professional Services - 0.1%
Equifax, Inc.	2,485	109,986
Robert Half International, Inc.	2,935	88,931
The Dun & Bradstreet Corp.	995	84,306
		283,223

Real Estate Investment Trusts - 1.9%
American Tower Corp.	8,599	541,909
Apartment Investment & Management Co.	2,625	69,326
AvalonBay Communities, Inc.	2,043	288,778
Boston Properties, Inc.	3,192	335,128
Equity Residential	6,442	403,398
HCP, Inc.	8,847	349,103
Health Care REIT, Inc.	4,510	247,870
Host Hotels & Resorts, Inc.	15,343	251,932
Kimco Realty Corp.	8,535	164,384
Plum Creek Timber Co., Inc.	3,520	146,291
Prologis, Inc.	9,973	359,227
Public Storage	3,078	425,287
Simon Property Group, Inc.	6,692	974,891
Ventas, Inc.	6,256	357,218
Vornado Realty Trust	4,007	337,389
Weyerhaeuser Co.	11,704	256,552
		5,508,683

Real Estate Management & Development - 0.0%
CBRE Group, Inc.*	7,064	140,998

Road & Rail - 0.8%
CSX Corp.	22,849	491,710
Norfolk Southern Corp.	7,314	481,481
Ryder System, Inc.	1,042	55,018
Union Pacific Corp.	10,513	1,129,937
		2,158,146

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.*	12,618	101,196
Altera Corp.	7,040	280,333
Analog Devices, Inc.	6,506	262,842
Applied Materials, Inc.	28,627	356,120
Broadcom Corp.*	10,718	421,217
First Solar, Inc.*	1,275	31,939
Intel Corp.	109,173	3,068,853
KLA-Tencor Corp.	3,628	197,436
Linear Technology Corp.	4,777	160,985
LSI Corp.*	12,756	110,722
Microchip Technology, Inc.	3,995	148,614
Micron Technology, Inc.*	21,814	176,693
Novellus Systems, Inc.*	1,427	71,222
NVIDIA Corp.*	13,117	201,871
Teradyne, Inc.*	4,074	68,810
Texas Instruments, Inc.	25,102	843,678
Xilinx, Inc.	5,571	202,952
		6,705,483

Software - 3.7%
Adobe Systems, Inc.*	10,581	363,034
Autodesk, Inc.*	4,844	204,998
BMC Software, Inc.*	3,709	148,953
CA, Inc.	8,224	226,653
Citrix Systems, Inc.*	4,091	322,821
Electronic Arts, Inc.*	6,973	114,915
Intuit, Inc.	6,469	388,981
Microsoft Corp.	163,186	5,262,749
Oracle Corp.	85,629	2,496,942
Red Hat, Inc.*	4,195	251,239
Salesforce.com, Inc.*	2,944	454,877
Symantec Corp.*	16,290	304,623
		10,540,785

Specialty Retail - 2.0%
Abercrombie & Fitch Co.	1,905	94,507
AutoNation, Inc.*	1,077	36,952
AutoZone, Inc.*	608	226,054
Bed Bath & Beyond, Inc.*	5,244	344,898
Best Buy Co., Inc.	6,201	146,840
CarMax, Inc.*	4,737	164,137
GameStop Corp.	2,806	61,283
Limited Brands, Inc.	5,261	252,528
Lowe's Co.'s, Inc.	27,118	850,963
O'Reilly Automotive, Inc.*	2,772	253,222
Ross Stores, Inc.	5,024	291,894
Staples, Inc.	15,409	249,318
The Gap, Inc.	7,538	197,043
The Home Depot, Inc.	33,548	1,687,800
Tiffany & Co.	2,679	185,199
TJX Co.'s, Inc.	16,556	657,439
Urban Outfitters, Inc.*	2,560	74,522
		5,774,599

Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	6,280	485,318
Nike, Inc., Class B	8,072	875,328
Ralph Lauren Corp.	1,406	245,108
VF Corp.	1,897	276,924
		1,882,678

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,462	76,477
People's United Financial, Inc.	8,180	108,303
		184,780

Tobacco - 1.9%
Altria Group, Inc.	44,752	1,381,495
Lorillard, Inc.	2,938	380,412
Philip Morris International, Inc.	37,626	3,334,040
Reynolds American, Inc.	7,346	304,418
		5,400,365

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,412	346,889
W.W. Grainger, Inc.	1,321	283,764
		630,653

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.*	5,400	288,036
MetroPCS Communications, Inc.*	6,370	57,457
Sprint Nextel Corp.*	65,061	185,424
		530,917

Total Equity Securities (Cost $217,329,802)		277,764,970

EXCHANGE TRADED FUNDS - 1.2%
SPDR S&P 500 Trust	24,000	3,377,280

Total Exchange Traded Funds (Cost $3,132,574)		3,377,280

U.S. TREASURY - 0.2%	PRINCIPAL AMOUNT
United States Treasury Bills, 9/20/12^	$500,000	499,654

Total U.S. Treasury (Cost $499,654)		499,654

TIME DEPOSIT - 0.2%
State Street Bank Time Deposit, 0.113%, 4/2/12	695,434	695,434

Total Time Deposit (Cost $695,434)		695,434

TOTAL INVESTMENTS (Cost $221,657,464) - 99.7%		282,337,338
Other assets and liabilities, net - 0.3%		819,148
NET ASSETS - 100%		$283,156,486

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
S&P 500 Index^	2	6/12	$701,600	$33,534
E-Mini S&P 500 Index^	20	6/12	1,403,200	63,080
Total Purchased				$96,614

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 95.4%	SHARES	VALUE
Aerospace & Defense - 1.3%
Alliant Techsystems, Inc.	5,251	$263,180
BE Aerospace, Inc.*	16,540	768,614
Esterline Technologies Corp.*	4,878	348,582
Exelis, Inc.	29,416	368,288
Huntington Ingalls Industries, Inc.*	7,779	313,027
Triumph Group, Inc.	6,877	430,913
		2,492,604

Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	16,383	282,279

Airlines - 0.3%
Alaska Air Group, Inc.*	11,320	405,482
JetBlue Airways Corp.*	32,564	159,238
		564,720

Auto Components - 0.3%
Gentex Corp.	22,865	560,193

Automobiles - 0.1%
Thor Industries, Inc.	6,995	220,762

Beverages - 0.8%
Monster Beverage Corp.*	24,156	1,499,846

Biotechnology - 1.6%
Regeneron Pharmaceuticals, Inc.*	12,098	1,410,868
United Therapeutics Corp.*	8,545	402,726
Vertex Pharmaceuticals, Inc.*	33,476	1,372,851
		3,186,445

Building Products - 0.4%
Fortune Brands Home & Security, Inc.*	25,125	554,509
Lennox International, Inc.	8,094	326,188
		880,697

Capital Markets - 2.1%
Affiliated Managers Group, Inc.*	8,523	952,957
Apollo Investment Corp.	31,360	224,851
Eaton Vance Corp.	18,299	522,986
Greenhill & Co., Inc.	4,608	201,093
Janus Capital Group, Inc.	29,737	264,957
Jefferies Group, Inc.	23,929	450,822
Raymond James Financial, Inc.	17,746	648,261
SEI Investments Co.	23,046	476,822
Waddell & Reed Financial, Inc.	13,596	440,646
		4,183,395

Chemicals - 2.7%
Albemarle Corp.	14,122	902,678
Ashland, Inc.	12,449	760,136
Cabot Corp.	10,035	428,294
Cytec Industries, Inc.	7,313	444,557
Intrepid Potash, Inc.*	8,390	204,129
Minerals Technologies, Inc.	2,818	184,325
NewMarket Corp.	1,692	317,081
Olin Corp.	12,776	277,878
RPM International, Inc.	20,883	546,926
Scotts Miracle-Gro Co.	6,898	373,596
Sensient Technologies Corp.	7,983	303,354
Valspar Corp.	14,891	719,086
		5,462,040

Commercial Banks - 4.0%
Associated Banc-Corp.	27,641	385,868
BancorpSouth, Inc.	12,906	173,844
Bank of Hawaii Corp.	7,402	357,887
Cathay General Bancorp	12,534	221,852
City National Corp.	7,463	391,584
Commerce Bancshares, Inc.	12,614	511,119
Cullen/Frost Bankers, Inc.	9,761	567,993
East West Bancorp, Inc.	23,754	548,480
First Niagara Financial Group, Inc.	55,997	551,010
FirstMerit Corp.	17,411	293,549
Fulton Financial Corp.	31,876	334,698
Hancock Holding Co.	13,511	479,776
International Bancshares Corp.	8,471	179,162
Prosperity Bancshares, Inc.	7,475	342,355
Signature Bank*	7,352	463,470
SVB Financial Group*	6,905	444,268
Synovus Financial Corp.	124,760	255,758
TCF Financial Corp.	25,138	298,891
Trustmark Corp.	10,225	255,420
Valley National Bancorp	29,851	386,570
Webster Financial Corp.	11,714	265,556
Westamerica Bancorporation	4,539	217,872
		7,926,982

Commercial Services & Supplies - 1.6%
Clean Harbors, Inc.*	7,519	506,254
Copart, Inc.*	17,000	443,190
Corrections Corp. of America*	15,852	432,918
Deluxe Corp.	8,099	189,679
Herman Miller, Inc.	9,280	213,069
HNI Corp.	7,144	198,246
Mine Safety Appliances Co.	4,905	201,497
Rollins, Inc.	10,259	218,311
The Brink's Co.	7,464	178,166
TravelCenters of America LLC (b)*	60,000	10
Waste Connections, Inc.	19,728	641,752
		3,223,092

Communications Equipment - 1.2%
Adtran, Inc.	10,145	316,423
Ciena Corp.*	15,700	254,183
Plantronics, Inc.	6,932	279,082
Polycom, Inc.*	28,247	538,670
Riverbed Technology, Inc.*	25,070	703,966
Tellabs, Inc.	58,161	235,552
		2,327,876

Computers & Peripherals - 0.6%
Diebold, Inc.	9,983	384,545
NCR Corp.*	25,085	544,596
QLogic Corp.*	15,704	278,903
		1,208,044

Construction & Engineering - 1.1%
AECOM Technology Corp.*	18,641	416,999
Granite Construction, Inc.	5,546	159,392
KBR, Inc.	23,559	837,523
Shaw Group, Inc.*	10,380	329,150
URS Corp.	12,689	539,536
		2,282,600

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,282	623,558

Containers & Packaging - 1.5%
AptarGroup, Inc.	10,533	576,892
Greif, Inc.	4,907	274,400
Packaging Corp. of America	15,359	454,473
Rock-Tenn Co.	11,243	759,577
Silgan Holdings, Inc.	7,881	348,340
Sonoco Products Co.	15,925	528,710
		2,942,392

Distributors - 0.4%
LKQ Corp.*	23,345	727,664

Diversified Consumer Services - 0.8%
ITT Educational Services, Inc.*	3,187	210,788
Matthews International Corp.	4,531	143,361
Regis Corp.	9,198	169,519
Service Corp. International	35,256	396,983
Sotheby's	10,766	423,534
Strayer Education, Inc.	1,849	174,324
		1,518,509

Diversified Financial Services - 0.6%
CBOE Holdings, Inc.	14,250	404,985
MSCI, Inc.*	19,330	711,537
		1,116,522

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	23,803	527,474

Electric Utilities - 1.5%
Cleco Corp.	9,667	383,296
Great Plains Energy, Inc.	21,625	438,339
Hawaiian Electric Industries, Inc.	15,296	387,754
IDACORP, Inc.	7,932	326,164
NV Energy, Inc.	37,635	606,676
PNM Resources, Inc.	12,695	232,318
Westar Energy, Inc.	20,075	560,695
		2,935,242

Electrical Equipment - 1.8%
Acuity Brands, Inc.	6,703	421,150
AMETEK, Inc.	25,518	1,237,878
General Cable Corp.*	7,920	230,314
Hubbell, Inc., Class B	9,487	745,488
Regal-Beloit Corp.	6,618	433,810
Thomas & Betts Corp.*	8,296	596,565
		3,665,205

Electronic Equipment & Instruments - 2.3%
Arrow Electronics, Inc.*	17,811	747,528
Avnet, Inc.*	23,085	840,063
Ingram Micro, Inc.*	23,888	443,361
Itron, Inc.*	6,339	287,854
National Instruments Corp.	14,786	421,697
Tech Data Corp.*	6,575	356,760
Trimble Navigation Ltd.*	19,800	1,077,516
Vishay Intertechnology, Inc.*	25,039	304,474
		4,479,253

Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc.*	9,013	404,594
CARBO Ceramics, Inc.	3,169	334,171
Dresser-Rand Group, Inc.*	11,991	556,262
Dril-Quip, Inc.*	5,488	356,830
Helix Energy Solutions Group, Inc.*	16,820	299,396
Oceaneering International, Inc.	17,218	927,878
Oil States International, Inc.*	8,166	637,438
Patterson-UTI Energy, Inc.	24,595	425,248
Superior Energy Services, Inc.*	25,081	661,135
Tidewater, Inc.	8,161	440,857
Unit Corp.*	6,600	282,216
		5,326,025

Food & Staples Retailing - 0.2%
Harris Teeter Supermarkets, Inc.	7,847	314,665

Food Products - 1.9%
Corn Products International, Inc.	12,079	696,354
Flowers Foods, Inc.	17,985	366,354
Green Mountain Coffee Roasters, Inc.*	20,704	969,775
Lancaster Colony Corp.	3,171	210,745
Post Holdings, Inc.*	4,392	144,629
Ralcorp Holdings, Inc.*	8,785	650,881
Smithfield Foods, Inc.*	25,617	564,342
Tootsie Roll Industries, Inc.	4,085	93,587
		3,696,667

Gas Utilities - 1.2%
Atmos Energy Corp.	14,401	453,055
National Fuel Gas Co.	13,203	635,328
Questar Corp.	28,295	544,962
UGI Corp.	17,845	486,276
WGL Holdings, Inc.	8,198	333,659
		2,453,280

Health Care Equipment & Supplies - 2.5%
Gen-Probe, Inc.*	7,198	478,019
Hill-Rom Holdings, Inc.	9,835	328,587
Hologic, Inc.*	41,932	903,635
IDEXX Laboratories, Inc.*	8,762	766,237
Masimo Corp.*	9,272	216,779
ResMed, Inc.*	22,948	709,323
STERIS Corp.	9,237	292,074
Teleflex, Inc.	6,490	396,864
The Cooper Co.'s, Inc.	7,607	621,568
Thoratec Corp.*	9,299	313,469
		5,026,555

Health Care Providers & Services - 3.7%
AMERIGROUP Corp.*	7,624	512,943
Catalyst Health Solutions, Inc.*	7,973	508,119
Community Health Systems, Inc.*	14,063	312,761
Health Management Associates, Inc.*	40,496	272,133
Health Net, Inc.*	13,223	525,218
Henry Schein, Inc.*	14,288	1,081,316
HMS Holdings Corp.*	13,685	427,109
LifePoint Hospitals, Inc.*	7,677	302,781
Lincare Holdings, Inc.	13,848	358,386
Mednax, Inc.*	7,795	579,714
Omnicare, Inc.	18,081	643,141
Owens & Minor, Inc.	10,109	307,415
Universal Health Services, Inc., Class B	15,381	644,618
VCA Antech, Inc.*	13,818	320,716
WellCare Health Plans, Inc.*	6,821	490,293
		7,286,663

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	30,212	501,519

Hotels, Restaurants & Leisure - 1.5%
Bally Technologies, Inc.*	6,908	322,949
Bob Evans Farms, Inc.	4,695	177,095
Brinker International, Inc.	12,499	344,348
Cheesecake Factory, Inc.*	8,698	255,634
International Speedway Corp.	4,511	125,180
Life Time Fitness, Inc.*	6,745	341,095
Panera Bread Co.*	4,725	760,347
Scientific Games Corp.*	9,608	112,029
Wendy's Co.	47,220	236,572
WMS Industries, Inc.*	8,882	210,770
		2,886,019

Household Durables - 1.3%
American Greetings Corp.	6,359	97,547
KB Home	11,516	102,492
MDC Holdings, Inc.	5,977	154,147
Mohawk Industries, Inc.*	9,099	605,174
NVR, Inc.*	805	584,696
Toll Brothers, Inc.*	23,440	562,326
Tupperware Brands Corp.	8,934	567,309
		2,673,691

Household Products - 0.9%
Church & Dwight Co., Inc.	22,663	1,114,793
Energizer Holdings, Inc.*	10,496	778,593
		1,893,386

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	9,834	490,913

Insurance - 4.1%
Alleghany Corp.*	2,300	756,930
American Financial Group, Inc.	12,270	473,376
Arthur J. Gallagher & Co.	18,309	654,364
Aspen Insurance Holdings Ltd.	11,252	314,381
Brown & Brown, Inc.	18,509	440,144
Everest Re Group Ltd.	8,559	791,879
Fidelity National Financial, Inc.	35,264	635,810
First American Financial Corp.	16,805	279,467
Hanover Insurance Group, Inc.	7,155	294,214
HCC Insurance Holdings, Inc.	16,568	516,424
Kemper Corp.	8,000	242,240
Mercury General Corp.	5,768	252,292
Old Republic International Corp.	41,273	435,430
Protective Life Corp.	13,000	385,060
Reinsurance Group of America, Inc.	11,683	694,788
StanCorp Financial Group, Inc.	7,040	288,218
WR Berkley Corp.	17,699	639,288
		8,094,305

Internet & Catalog Retail - 0.1%
HSN, Inc.	6,265	238,258

Internet Software & Services - 1.4%
AOL, Inc.*	15,085	286,162
Equinix, Inc.*	7,426	1,169,224
Monster Worldwide, Inc.*	19,591	191,012
Rackspace Hosting, Inc.*	16,592	958,852
ValueClick, Inc.*	12,786	252,396
		2,857,646

IT Services - 3.2%
Acxiom Corp.*	12,475	183,133
Alliance Data Systems Corp.*	7,961	1,002,768
Broadridge Financial Solutions, Inc.	19,780	472,940
Convergys Corp.*	18,440	246,174
CoreLogic, Inc.*	16,973	276,999
DST Systems, Inc.	5,338	289,480
Gartner, Inc.*	14,860	633,630
Global Payments, Inc.	12,481	592,847
Jack Henry & Associates, Inc.	13,798	470,788
Lender Processing Services, Inc.	13,443	349,518
Mantech International Corp.	3,690	127,157
NeuStar, Inc.*	10,727	399,581
VeriFone Systems, Inc.*	16,864	874,736
Wright Express Corp.*	6,200	401,326
		6,321,077

Leisure Equipment & Products - 0.4%
Polaris Industries, Inc.	10,895	786,074

Life Sciences - Tools & Services - 1.2%
Bio-Rad Laboratories, Inc.*	3,139	325,483
Charles River Laboratories International, Inc.*	7,880	284,389
Covance, Inc.*	9,312	443,531
Mettler-Toledo International, Inc.*	5,026	928,553
Techne Corp.	5,896	413,310
		2,395,266

Machinery - 5.5%
AGCO Corp.*	15,487	731,141
CLARCOR, Inc.	8,006	393,015
Crane Co.	7,786	377,621
Donaldson Co., Inc.	23,752	848,659
Gardner Denver, Inc.	8,057	507,752
Graco, Inc.	9,517	504,972
Harsco Corp.	12,870	301,930
IDEX Corp.	13,301	560,371
ITT Corp.	15,104	346,486
Kennametal, Inc.	12,663	563,883
Lincoln Electric Holdings, Inc.	13,359	605,430
Nordson Corp.	9,062	493,970
Oshkosh Corp.*	14,570	337,587
Pentair, Inc.	15,717	748,286
SPX Corp.	8,138	630,939
Terex Corp.*	17,483	393,368
Timken Co.	13,384	679,104
Trinity Industries, Inc.	12,771	420,804
Valmont Industries, Inc.	3,574	419,623
Wabtec Corp.	7,648	576,430
Woodward, Inc.	9,556	409,283
		10,850,654

Marine - 0.5%
Alexander & Baldwin, Inc.	6,642	321,805
Kirby Corp.*	8,876	583,952
		905,757

Media - 1.0%
AMC Networks, Inc.*	9,148	408,275
DreamWorks Animation SKG, Inc.*	11,317	208,799
John Wiley & Sons, Inc.	7,576	360,542
Lamar Advertising Co.*	9,334	302,515
Meredith Corp.	5,948	193,072
New York Times Co.*	19,281	130,918
Scholastic Corp.	4,042	142,602
Valassis Communications, Inc.*	6,797	156,331
		1,903,054

Metals & Mining - 1.2%
Carpenter Technology Corp.	7,046	368,013
Commercial Metals Co.	18,414	272,895
Compass Minerals International, Inc.	5,246	376,348
Reliance Steel & Aluminum Co.	11,940	674,371
Steel Dynamics, Inc.	34,853	506,763
Worthington Industries, Inc.	8,551	164,008
		2,362,398

Multiline Retail - 0.1%
Saks, Inc.*	24,806	287,998

Multi-Utilities - 1.9%
Alliant Energy Corp.	17,691	766,374
Black Hills Corp.	6,991	234,408
MDU Resources Group, Inc.	30,102	673,984
NSTAR	16,505	802,638
OGE Energy Corp.	15,627	836,044
Vectren Corp.	13,045	379,088
		3,692,536

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,281	341,012

Oil, Gas & Consumable Fuels - 3.0%
Arch Coal, Inc.	33,725	361,195
Bill Barrett Corp.*	7,456	193,931
Cimarex Energy Co.	13,665	1,031,298
Energen Corp.	11,490	564,734
Forest Oil Corp.*	17,812	215,881
HollyFrontier Corp.	33,156	1,065,965
Northern Oil And Gas, Inc.*	10,059	208,624
Patriot Coal Corp.*	14,569	90,911
Plains Exploration & Production Co.*	20,490	873,898
Quicksilver Resources, Inc.*	18,832	94,913
SM Energy Co.	10,203	722,066
World Fuel Services Corp.	11,338	464,858
		5,888,274

Paper & Forest Products - 0.4%
Domtar Corp.	5,849	557,878
Louisiana-Pacific Corp.*	21,718	203,063
		760,941

Pharmaceuticals - 0.5%
Endo Pharmaceuticals Holdings, Inc.*	18,623	721,269
Medicis Pharmaceutical Corp.	9,405	353,534
		1,074,803

Professional Services - 0.9%
Corporate Executive Board Co.	5,306	228,211
FTI Consulting, Inc.*	6,535	245,193
Korn/Ferry International*	7,897	132,275
Manpower, Inc.	12,754	604,157
Towers Watson & Co.	8,056	532,260
		1,742,096

Real Estate Investment Trusts - 8.2%
Alexandria Real Estate Equities, Inc.	9,874	722,086
American Campus Communities, Inc.	11,883	531,408
BRE Properties, Inc.	12,002	606,701
Camden Property Trust	12,542	824,636
Corporate Office Properties Trust	11,468	266,172
Duke Realty Corp.	41,228	591,210
Equity One, Inc.	9,505	192,191
Essex Property Trust, Inc.	5,540	839,365
Federal Realty Investment Trust	10,119	979,418
Highwoods Properties, Inc.	11,569	385,479
Home Properties, Inc.	7,692	469,289
Hospitality Properties Trust	19,694	521,300
Liberty Property Trust	18,494	660,606
Macerich Co.	21,025	1,214,194
Mack-Cali Realty Corp.	13,888	400,252
National Retail Properties, Inc.	16,835	457,744
Omega Healthcare Investors, Inc.	16,426	349,217
Potlatch Corp.	6,401	200,607
Rayonier, Inc.	19,486	859,138
Realty Income Corp.	21,223	821,967
Regency Centers Corp.	14,330	637,398
Senior Housing Properties Trust	25,921	571,558
SL Green Realty Corp.	13,732	1,064,917
Taubman Centers, Inc.	9,231	673,401
UDR, Inc.	35,545	949,407
Weingarten Realty Investors	19,267	509,227
		16,298,888

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	6,926	577,005

Road & Rail - 1.5%
Con-way, Inc.	8,860	288,925
JB Hunt Transport Services, Inc.	14,325	778,850
Kansas City Southern*	17,518	1,255,865
Landstar System, Inc.	7,476	431,515
Werner Enterprises, Inc.	7,081	176,034
		2,931,189

Semiconductors & Semiconductor Equipment - 2.6%
Atmel Corp.*	71,769	707,642
Cree, Inc.*	18,391	581,707
Cypress Semiconductor Corp.*	24,688	385,873
Fairchild Semiconductor International, Inc.*	20,141	296,073
Integrated Device Technology, Inc.*	22,639	161,869
International Rectifier Corp.*	11,004	253,862
Intersil Corp.	20,148	225,658
Lam Research Corp.*	19,048	849,922
MEMC Electronic Materials, Inc.*	36,729	132,592
RF Micro Devices, Inc.*	44,389	221,057
Semtech Corp.*	10,359	294,817
Silicon Laboratories, Inc.*	6,672	286,896
Skyworks Solutions, Inc.*	29,944	827,952
		5,225,920

Software - 4.4%
ACI Worldwide, Inc.*	6,255	251,889
Advent Software, Inc.*	5,091	130,329
ANSYS, Inc.*	14,723	957,289
Cadence Design Systems, Inc.*	43,401	513,868
Compuware Corp.*	34,805	319,858
Concur Technologies, Inc.*	7,414	425,415
FactSet Research Systems, Inc.	7,194	712,494
Fair Isaac Corp.	5,690	249,791
Informatica Corp.*	17,088	903,955
Mentor Graphics Corp.*	14,872	220,998
MICROS Systems, Inc.*	12,768	705,943
Parametric Technology Corp.*	18,865	527,088
Quest Software, Inc.*	9,004	209,523
Rovi Corp.*	17,074	555,759
Solera Holdings, Inc.	11,149	511,628
Synopsys, Inc.*	23,204	711,435
TIBCO Software, Inc.*	26,520	808,860
		8,716,122

Specialty Retail - 4.7%
Aaron's, Inc.	12,032	311,629
Advance Auto Parts, Inc.	11,606	1,027,943
Aeropostale, Inc.*	12,869	278,228
American Eagle Outfitters, Inc.	30,865	530,569
ANN, Inc.*	7,696	220,413
Ascena Retail Group, Inc.*	10,717	474,977
Barnes & Noble, Inc.*	6,663	88,285
Chico's FAS, Inc.	26,724	403,532
Collective Brands, Inc.*	9,657	189,857
Dick's Sporting Goods, Inc.	15,391	739,999
Foot Locker, Inc.	24,069	747,342
Guess?, Inc.	10,648	332,750
Office Depot, Inc.*	44,774	154,470
PetSmart, Inc.	17,790	1,017,944
RadioShack Corp.	15,911	98,966
Rent-A-Center, Inc.	9,367	353,604
Signet Jewelers Ltd.	13,850	654,828
Tractor Supply Co.	11,312	1,024,415
Williams-Sonoma, Inc.	16,372	613,623
		9,263,374

Textiles, Apparel & Luxury Goods - 2.1%
Carter's, Inc.*	8,125	404,381
Deckers Outdoor Corp.*	6,153	387,947
Fossil, Inc.*	8,261	1,090,287
Hanesbrands, Inc.*	15,486	457,456
PVH Corp.	10,766	961,727
Under Armour, Inc.*	5,853	550,182
Warnaco Group, Inc.*	6,451	376,738
		4,228,718

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	13,341	131,542
New York Community Bancorp, Inc.	69,761	970,376
Washington Federal, Inc.	17,142	288,328
		1,390,246

Tobacco - 0.1%
Universal Corp.	3,702	172,513

Trading Companies & Distributors - 0.8%
GATX Corp.	7,422	299,107
MSC Industrial Direct Co., Inc.	7,301	608,027
United Rentals, Inc.*	9,979	427,999
Watsco, Inc.	4,527	335,179
		1,670,312

Water Utilities - 0.2%
Aqua America, Inc.	22,073	492,007

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,390	356,279

Total Equity Securities (Cost $156,616,663)		189,211,499

EXCHANGE TRADED FUNDS - 2.5%
SPDR S&P MidCap 400 Trust	27,000	4,878,090

Total Exchange Traded Funds (Cost $4,514,141)		4,878,090

TIME DEPOSIT - 1.9%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$3,802,186	3,802,186

Total Time Deposit (Cost $3,802,186)		3,802,186

U.S. TREASURY - 0.2%
United States Treasury Bills, 0.145%, 9/20/12^	500,000	499,654

Total U.S. Treasury (Cost $499,653)		499,654

TOTAL INVESTMENTS (Cost $165,432,643) - 100.0%		198,391,429
Other assets and liabilities, net - 0.0%		(82,568)
NET ASSETS - 100%		$198,308,861

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	46	6/12	$4,564,580	$146,204

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $500,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 96.2%	SHARES	VALUE
Aerospace & Defense - 1.7%
AAR Corp.	3,414	$62,307
Aerovironment, Inc.*	1,447	38,794
American Science & Engineering, Inc.	788	52,835
Astronics Corp.*	970	33,911
Ceradyne, Inc.	2,046	66,618
Cubic Corp.	1,378	65,152
Curtiss-Wright Corp.	3,815	141,193
DigitalGlobe, Inc.*	2,897	38,646
Ducommun, Inc.*	1,087	12,935
Esterline Technologies Corp.*	2,505	179,007
GenCorp, Inc.*	5,118	36,338
GeoEye, Inc.*	1,931	46,479
HEICO Corp.	3,528	182,010
Hexcel Corp.*	8,299	199,259
Keyw Holding Corp.*	1,077	8,347
Kratos Defense & Security Solutions, Inc.*	3,130	16,714
LMI Aerospace, Inc.*	916	16,671
Moog, Inc.*	3,732	160,065
National Presto Industries, Inc.	420	31,861
Orbital Sciences Corp.*	5,042	66,302
Taser International, Inc.*	5,806	25,198
Teledyne Technologies, Inc.*	3,113	196,275
Triumph Group, Inc.	3,190	199,885
		1,876,802

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,743	27,462
Atlas Air Worldwide Holdings, Inc.*	2,260	111,215
Forward Air Corp.	2,539	93,105
HUB Group, Inc.*	3,025	108,991
Pacer International, Inc.*	3,629	22,935
Park-Ohio Holdings Corp.*	726	14,556
		378,264

Airlines - 0.6%
Alaska Air Group, Inc.*	6,068	217,356
Allegiant Travel Co.*	1,330	72,485
Hawaiian Holdings, Inc.*	4,528	23,681
JetBlue Airways Corp.*	20,251	99,027
Republic Airways Holdings, Inc.*	4,602	22,734
Skywest, Inc.	4,346	48,023
Spirit Airlines, Inc.*	1,281	25,710
US Airways Group, Inc.*	13,313	101,046
		610,062

Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	5,250	61,477
Amerigon, Inc.*	2,493	40,337
Cooper Tire & Rubber Co.	5,357	81,533
Dana Holding Corp.	12,244	189,782
Dorman Products, Inc.*	991	50,145
Drew Industries, Inc.*	1,669	45,580
Exide Technologies*	6,612	20,696
Fuel Systems Solutions, Inc.*	1,481	38,743
Modine Manufacturing Co.*	4,047	35,735
Motorcar Parts of America, Inc.*	992	9,543
Shiloh Industries, Inc.	483	4,603
Spartan Motors, Inc.	3,414	18,060
Standard Motor Products, Inc.	1,820	32,287
Stoneridge, Inc.*	2,174	21,501
Superior Industries International, Inc.	2,023	39,529
Tenneco, Inc.*	5,138	190,877
Tower International, Inc.*	681	8,295
		888,723

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	24,941

Beverages - 0.1%
Central European Distribution Corp.*	5,976	30,537
Coca Cola Bottling Co. Consolidated	436	27,355
Craft Brew Alliance, Inc.*	855	6,549
MGP Ingredients, Inc.	1,018	5,477
National Beverage Corp.*	1,154	18,510
Primo Water Corp.*	983	1,917
The Boston Beer Company, Inc.*	675	72,083
		162,428

Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc.*	4,024	38,550
Acorda Therapeutics, Inc.*	3,388	89,951
Aegerion Pharmaceuticals, Inc.*	590	8,160
Affymax, Inc.*	2,984	35,032
Alkermes plc*	7,836	145,358
Allos Therapeutics, Inc.*	8,161	12,078
Alnylam Pharmaceuticals, Inc.*	3,811	42,188
AMAG Pharmaceuticals, Inc.*	1,838	29,279
Amicus Therapeutics, Inc.*	1,296	6,843
Anacor Pharmaceuticals, Inc.*	1,231	7,251
Anthera Pharmaceuticals, Inc.*	1,404	3,103
Ardea Biosciences, Inc.*	1,941	42,236
Arena Pharmaceuticals, Inc.*	11,560	35,489
Ariad Pharmaceuticals, Inc.*	13,379	213,395
Arqule, Inc.*	4,310	30,213
Array Biopharma, Inc.*	5,513	18,799
Astex Pharmaceuticals, Inc.*	4,667	8,681
AVEO Pharmaceuticals, Inc.*	2,638	32,738
AVI BioPharma, Inc.*	10,243	15,774
BioCryst Pharmaceuticals, Inc.*	2,679	12,940
BioMimetic Therapeutics, Inc.*	1,488	3,675
Biosante Pharmaceuticals, Inc.*	7,808	5,309
Biospecifics Technologies Corp.*	285	4,509
Biotime, Inc.*	1,975	8,710
Cell Therapeutics, Inc.*	13,771	17,902
Celldex Therapeutics, Inc.*	2,949	15,010
Cepheid, Inc.*	5,527	231,194
Chelsea Therapeutics International Ltd.*	4,238	10,849
ChemoCentryx, Inc.*	476	5,074
Cleveland Biolabs, Inc.*	1,936	4,763
Clovis Oncology, Inc.*	892	22,701
Codexis, Inc.*	2,017	7,362
Cubist Pharmaceuticals, Inc.*	5,307	229,528
Curis, Inc.*	6,491	31,287
Cytori Therapeutics, Inc.*	4,706	11,718
Dusa Pharmaceuticals, Inc.*	2,008	12,570
Dyax Corp.*	9,064	14,140
Dynavax Technologies Corp.*	11,642	58,909
Emergent Biosolutions, Inc.*	1,965	31,440
Enzon Pharmaceuticals, Inc.*	3,403	23,277
Exact Sciences Corp.*	4,370	48,769
Exelixis, Inc.*	12,569	65,107
Genomic Health, Inc.*	1,298	39,732
Geron Corp.*	10,723	18,122
GTx, Inc.*	1,483	5,710
Halozyme Therapeutics, Inc.*	7,451	95,075
Horizon Pharma, Inc.*	450	1,863
Idenix Pharmaceuticals, Inc.*	5,112	50,046
Immunogen, Inc.*	6,628	95,377
Immunomedics, Inc.*	6,814	24,735
Incyte Corp.*	7,269	140,292
Infinity Pharmaceuticals, Inc.*	1,415	16,923
Insmed, Inc.*	2,040	7,405
InterMune, Inc.*	4,444	65,193
Ironwood Pharmaceuticals, Inc.*	4,575	60,893
Isis Pharmaceuticals, Inc.*	8,235	72,221
Keryx Biopharmaceuticals, Inc.*	4,735	23,580
Lexicon Pharmaceuticals, Inc.*	14,013	26,064
Ligand Pharmaceuticals, Inc., Class B*	1,684	26,860
MannKind Corp.*	6,396	15,798
Maxygen, Inc.*	2,883	16,548
Medivation, Inc.*	2,666	199,204
Metabolix, Inc.*	2,775	7,853
Momenta Pharmaceuticals, Inc.*	3,872	59,319
Nabi Biopharmaceuticals*	3,714	6,908
Neostem, Inc.*	2,357	890
Neurocrine Biosciences, Inc.*	4,548	36,248
NewLink Genetics Corp.*	580	5,307
Novavax, Inc.*	7,851	9,892
NPS Pharmaceuticals, Inc.*	7,052	48,236
Nymox Pharmaceutical Corp.*	1,718	13,813
OncoGenex Pharmaceutical, Inc.*	799	10,619
Oncothyreon, Inc.*	3,418	14,902
Onyx Pharmaceuticals, Inc.*	5,367	202,229
Opko Health, Inc.*	9,218	43,601
Orexigen Therapeutics, Inc.*	3,152	12,923
Osiris Therapeutics, Inc.*	1,745	8,934
PDL BioPharma, Inc.	12,211	77,540
Peregrine Pharmaceuticals, Inc.*	4,774	2,578
Pharmacyclics, Inc.*	3,774	104,766
PharmAthene, Inc.*	2,930	5,186
Progenics Pharmaceuticals, Inc.*	2,933	29,037
Raptor Pharmaceutical Corp.*	3,949	26,695
Rigel Pharmaceuticals, Inc.*	5,636	45,370
Sangamo Biosciences, Inc.*	4,682	22,942
Savient Pharmaceuticals, Inc.*	6,212	13,542
Sciclone Pharmaceuticals, Inc.*	3,868	24,407
Seattle Genetics, Inc.*	8,202	167,157
SIGA Technologies, Inc.*	2,826	9,495
Spectrum Pharmaceuticals, Inc.*	5,050	63,782
Sunesis Pharmaceuticals, Inc.*	2,400	6,888
Synta Pharmaceuticals Corp.*	1,334	5,803
Targacept, Inc.*	2,414	12,360
Theravance, Inc.*	5,763	112,378
Trius Therapeutics, Inc.*	525	2,809
Vanda Pharmaceuticals, Inc.*	2,587	12,392
Verastem, Inc.*	541	5,913
Vical, Inc.*	7,213	24,524
Zalicus, Inc.*	6,101	7,321
ZIOPHARM Oncology, Inc.*	5,687	30,710
		3,988,771

Building Products - 0.7%
A.O. Smith Corp.	3,180	142,941
AAON, Inc.	1,579	31,880
Ameresco, Inc.*	1,452	19,675
American Woodmark Corp.	938	16,884
Apogee Enterprises, Inc.	2,456	31,805
Builders FirstSource, Inc.*	4,708	19,915
Gibraltar Industries, Inc.*	2,647	40,102
Griffon Corp.	3,918	41,923
Insteel Industries, Inc.	1,631	19,817
NCI Building Systems, Inc.*	1,877	21,604
Quanex Building Products Corp.	3,310	58,355
Simpson Manufacturing Co., Inc.	3,445	111,101
Trex Co., Inc.*	1,354	43,436
Universal Forest Products, Inc.	1,697	58,512
USG Corp.*	5,869	100,947
		758,897

Capital Markets - 1.9%
Apollo Investment Corp.	16,100	115,437
Arlington Asset Investment Corp.	625	13,875
Artio Global Investors, Inc.	2,429	11,586
BGC Partners, Inc.	6,212	45,907
BlackRock Kelso Capital Corp.	6,249	61,365
Calamos Asset Management, Inc.	1,559	20,439
Capital Southwest Corp.	264	24,961
CIFC Corp.*	974	6,039
Cohen & Steers, Inc.	1,528	48,743
Cowen Group, Inc.*	6,639	17,992
Diamond Hill Investment Group, Inc.	250	18,414
Duff & Phelps Corp.	2,383	37,032
Edelman Financial Group, Inc.	2,158	14,264
Epoch Holding Corp.	1,224	29,229
Evercore Partners, Inc.	1,616	46,977
FBR & Co.*	4,878	12,536
Fidus Investment Corp.	442	6,192
Fifth Street Finance Corp.	6,973	68,056
Financial Engines, Inc.*	3,147	70,367
FXCM, Inc.	1,468	19,069
GAMCO Investors, Inc.	612	30,361
GFI Group, Inc.	5,807	21,834
Gladstone Capital Corp.	2,184	17,712
Gladstone Investment Corp.	2,292	17,350
Gleacher & Co., Inc.*	7,221	9,821
Golub Capital BDC, Inc.	687	10,490
Harris & Harris Group, Inc.*	3,204	13,297
Hercules Technology Growth Capital, Inc.	3,801	42,115
HFF, Inc.*	2,386	39,297
ICG Group, Inc.*	3,171	28,380
Intl. FCStone, Inc.*	1,181	24,919
Investment Technology Group, Inc.*	3,390	40,544
JMP Group, Inc.	1,155	8,524
KBW, Inc.	3,103	57,407
Knight Capital Group, Inc.*	8,248	106,152
Kohlberg Capital Corp.	1,571	10,856
Ladenburg Thalmann Financial Services, Inc.*	8,462	15,062
Main Street Capital Corp.	1,944	47,881
Manning & Napier, Inc.*	1,043	15,332
MCG Capital Corp.	6,694	28,451
Medallion Financial Corp.	1,184	13,213
Medley Capital Corp.	1,208	13,614
MVC Capital, Inc.	2,126	27,914
New Mountain Finance Corp.	598	8,217
NGP Capital Resources Co.	2,245	14,705
Oppenheimer Holdings, Inc.	932	16,170
PennantPark Investment Corp.	4,208	43,763
Piper Jaffray Co.'s*	1,283	34,153
Prospect Capital Corp.	10,317	113,281
Pzena Investment Management, Inc.	491	2,872
Safeguard Scientifics, Inc.*	1,902	32,714
Solar Capital Ltd.	2,998	66,166
Solar Senior Capital Ltd.	800	12,888
Stifel Financial Corp.*	4,478	169,448
SWS Group, Inc.	2,652	15,169
THL Credit, Inc.	836	10,751
TICC Capital Corp.	2,790	27,175
Triangle Capital Corp.	2,291	45,247
Virtus Investment Partners, Inc.*	559	47,951
Walter Investment Management Corp.	2,263	51,031
Westwood Holdings Group, Inc.	603	23,354
		2,064,061

Chemicals - 2.0%
American Vanguard Corp.	2,111	45,788
Balchem Corp.	2,466	74,596
Calgon Carbon Corp.*	4,914	76,708
Chase Corp.	526	8,284
Chemtura Corp.*	7,914	134,380
Ferro Corp.*	7,534	44,752
Flotek Industries, Inc.*	4,103	49,318
FutureFuel Corp.	1,534	16,843
Georgia Gulf Corp.*	2,950	102,896
GSE Holding, Inc.*	707	9,283
H.B. Fuller Co.	4,279	140,480
Hawkins, Inc.	759	28,235
Innophos Holdings, Inc.	1,873	93,875
Innospec, Inc.*	1,948	59,180
KMG Chemicals, Inc.	568	10,252
Koppers Holdings, Inc.	1,798	69,331
Kraton Performance Polymers, Inc.*	2,621	69,640
Landec Corp.*	2,742	17,905
LSB Industries, Inc.*	1,588	61,805
Minerals Technologies, Inc.	1,501	98,180
NewMarket Corp.	741	138,863
Olin Corp.	6,549	142,441
OM Group, Inc.*	2,548	70,095
Omnova Solutions, Inc.*	3,910	26,392
PolyOne Corp.	7,675	110,520
Quaker Chemical Corp.	976	38,503
Schulman A, Inc.	2,755	74,440
Senomyx, Inc.*	3,582	9,815
Sensient Technologies Corp.	4,114	156,332
Spartech Corp.*	3,208	15,655
Stepan Co.	682	59,880
TPC Group, Inc.*	1,090	48,189
Tredegar Corp.	2,145	42,021
Zep, Inc.	1,900	27,360
Zoltek Co.'s, Inc.*	2,577	29,172
		2,201,409

Commercial Banks - 6.2%
1st Source Corp.	1,417	34,674
1st United Bancorp, Inc.*	2,033	12,300
Alliance Financial Corp.	484	14,670
Ameris Bancorp*	2,453	32,232
Ames National Corp.	756	17,993
Arrow Financial Corp.	929	22,668
Bancfirst Corp.	651	28,358
Banco Latinoamericano de Exportaciones SA	2,403	50,727
Bancorp, Inc.*	2,092	21,004
BancorpSouth, Inc.	8,011	107,908
Bank of Kentucky Financial Corp.	473	12,170
Bank of Marin Bancorp	545	20,715
Bank of the Ozarks, Inc.	2,290	71,585
Banner Corp.	1,359	29,939
BBCN Bancorp, Inc.*	6,810	75,795
Boston Private Financial Holdings, Inc.	6,538	64,792
Bridge Bancorp, Inc.	653	13,693
Bridge Capital Holdings*	752	10,122
Bryn Mawr Bank Corp.	1,004	22,530
Camden National Corp.	710	24,956
Capital Bank Corp.*	507	1,136
Capital City Bank Group, Inc.	1,232	9,178
Cardinal Financial Corp.	2,513	28,397
Cascade Bancorp*	500	2,840
Cathay General Bancorp	6,462	114,377
Center Bancorp, Inc.	993	9,960
Centerstate Banks of Florida, Inc.	2,552	20,824
Central Pacific Financial Corp.*	1,199	15,527
Century Bancorp, Inc.	277	7,562
Chemical Financial Corp.	2,133	49,998
Citizens & Northern Corp.	1,125	22,500
City Holding Co.	1,381	47,948
CNB Financial Corp.	1,282	21,422
CoBiz Financial, Inc.	2,995	21,175
Columbia Banking System, Inc.	3,437	78,295
Community Bank System, Inc.	3,300	94,974
Community Trust Bancorp, Inc.	1,197	38,388
CVB Financial Corp.	7,857	92,241
Eagle Bancorp, Inc.*	1,706	28,558
Encore Bancshares, Inc.*	745	15,176
Enterprise Bancorp, Inc.	478	7,858
Enterprise Financial Services Corp.	1,378	16,178
Financial Institutions, Inc.	1,134	18,337
First Bancorp (North Carolina)	1,553	16,974
First Bancorp, Inc. (Maine)	691	10,248
First Busey Corp.	6,352	31,379
First Commonwealth Financial Corp.	9,166	56,096
First Community Bancshares, Inc.	1,464	19,559
First Connecticut Bancorp Inc.	1,473	19,429
First Financial Bancorp	5,061	87,555
First Financial Bankshares, Inc.	2,725	95,947
First Financial Corp.	966	30,670
First Interstate Bancsystem, Inc.	1,151	16,828
First Merchants Corp.	2,368	29,221
First Midwest Bancorp, Inc.	6,478	77,606
First of Long Island Corp.	601	15,926
FirstMerit Corp.	8,978	151,369
FNB Corp.	11,549	139,512
German American Bancorp, Inc.	1,152	22,383
Glacier Bancorp, Inc.	6,291	93,988
Great Southern Bancorp, Inc.	940	22,560
Hampton Roads Bankshares, Inc.*	807	2,445
Hancock Holding Co.	6,471	229,785
Hanmi Financial Corp.*	2,272	22,993
Heartland Financial USA, Inc.	1,357	23,530
Heritage Commerce Corp.*	1,714	11,021
Heritage Financial Corp.	1,400	19,040
Home Bancshares, Inc.	1,923	51,171
Hudson Valley Holding Corp.	1,336	21,550
IBERIABANK Corp.	2,512	134,317
Independent Bank Corp.	1,853	53,237
International Bancshares Corp.	4,652	98,390
Investors Bancorp, Inc.*	4,201	63,099
Lakeland Bancorp, Inc.	2,351	23,157
Lakeland Financial Corp.	1,410	36,702
MainSource Financial Group, Inc.	2,090	25,184
MB Financial, Inc.	4,632	97,226
Merchants Bancshares, Inc.	377	10,624
Metro Bancorp, Inc.*	1,253	14,648
Midsouth Bancorp, Inc.	777	10,567
National Bankshares, Inc.	719	21,642
National Penn Bancshares, Inc.:
Common Stock	10,168	89,987
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,011	66,483
Old National Bancorp	8,187	107,577
OmniAmerican Bancorp, Inc.*	1,235	23,910
Oriental Financial Group, Inc.	4,052	49,029
Orrstown Financial Services, Inc.	623	5,464
Pacific Capital Bancorp*	338	15,416
Pacific Continental Corp.	1,909	17,983
PacWest Bancorp	2,682	65,173
Park National Corp.	1,091	75,464
Park Sterling Corp.*	2,352	11,290
Penns Woods Bancorp, Inc.	303	12,387
Peoples Bancorp, Inc.	1,091	19,136
Pinnacle Financial Partners, Inc.*	2,915	53,490
PrivateBancorp, Inc.	5,050	76,608
Prosperity Bancshares, Inc.	3,983	182,421
Renasant Corp.	2,202	35,849
Republic Bancorp, Inc.	1,015	24,279
S&T Bancorp, Inc.	2,166	46,981
Sandy Spring Bancorp, Inc.	2,099	38,139
SCBT Financial Corp.	1,325	43,341
Seacoast Banking Corp of Florida*	5,956	10,483
Sierra Bancorp	987	9,702
Signature Bank*	3,908	246,360
Simmons First National Corp.	1,504	38,848
Southside Bancshares, Inc.	1,451	32,067
Southwest Bancorp, Inc.*	2,012	18,551
State Bank Financial Corp.*	2,598	45,491
StellarOne Corp.	2,371	28,144
Sterling BanCorp.	2,786	26,718
Sterling Financial Corp.*	2,204	46,020
Suffolk Bancorp*	896	11,639
Sun Bancorp, Inc.*	3,090	10,908
Susquehanna Bancshares, Inc.	15,547	153,604
SVB Financial Group*	3,644	234,455
SY Bancorp, Inc.	1,229	28,513
Taylor Capital Group, Inc.*	889	12,757
Texas Capital Bancshares, Inc.*	3,196	110,646
Tompkins Financial Corp.	692	27,722
TowneBank	2,056	27,735
TriCo Bancshares	1,295	22,559
Trustmark Corp.	5,259	131,370
UMB Financial Corp.	2,777	124,229
Umpqua Holdings Corp.	9,422	127,762
Union First Market Bankshares Corp.	1,561	21,854
United Bankshares, Inc.	4,276	123,405
United Community Banks, Inc.*	3,656	35,646
Univest Corp. of Pennsylvania	1,722	28,895
Virginia Commerce Bancorp, Inc.*	1,862	16,348
Washington Banking Co.	1,588	21,930
Washington Trust Bancorp, Inc.	1,232	29,740
Webster Financial Corp.	6,198	140,509
WesBanco, Inc.	2,018	40,643
West Bancorporation, Inc.	1,387	13,856
West Coast Bancorp*	1,739	32,902
Westamerica Bancorporation	2,373	113,904
Western Alliance Bancorp*	6,105	51,709
Wilshire Bancorp, Inc.*	4,669	22,551
Wintrust Financial Corp.	3,007	107,621
		6,747,466

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	4,542	110,371
ACCO Brands Corp.*	4,794	59,494
American Reprographics Co.*	3,218	17,345
AT Cross Co.*	787	9,475
Casella Waste Systems, Inc.*	2,315	14,422
Cenveo, Inc.*	4,813	16,268
Clean Harbors, Inc.*	3,960	266,627
Compx International, Inc.	107	1,488
Consolidated Graphics, Inc.*	814	36,835
Courier Corp.	1,060	12,296
Deluxe Corp.	4,225	98,951
Encore Capital Group, Inc.*	1,293	29,157
EnergySolutions, Inc.*	7,742	37,936
EnerNOC, Inc.*	2,044	14,717
Ennis, Inc.	2,271	35,927
Fuel Tech, Inc.*	1,855	10,128
G&K Services, Inc.	1,608	54,994
GEO Group, Inc.:
Common Stock*	5,342	101,551
Escrow (b)*	100,000	11
Healthcare Services Group, Inc.	5,744	122,175
Heritage-Crystal Clean, Inc.*	389	7,761
Herman Miller, Inc.	4,708	108,096
HNI Corp.	3,676	102,009
Innerworkings, Inc.*	2,465	28,717
Interface, Inc.	4,415	61,589
Intersections, Inc.	755	9,649
Kimball International, Inc., Class B	3,252	22,471
Knoll, Inc.	4,116	68,490
Mcgrath RentCorp	2,093	67,206
Metalico, Inc.*	3,896	16,636
Mine Safety Appliances Co.	2,322	95,388
Mobile Mini, Inc.*	3,020	63,782
Multi-Color Corp.	1,079	24,288
NL Industries, Inc.	532	7,927
Portfolio Recovery Associates, Inc.*	1,406	100,838
Quad/Graphics, Inc.	2,074	28,829
Rollins, Inc.	5,222	111,124
Schawk, Inc.	1,200	15,012
Standard Parking Corp.*	1,439	29,500
Steelcase, Inc.	6,700	64,320
Swisher Hygiene, Inc.*	6,953	17,104
SYKES Enterprises, Inc.*	3,603	56,927
Team, Inc.*	1,759	54,441
Tetra Tech, Inc.*	5,123	135,042
The Brink's Co.	3,836	91,565
TMS International Corp.*	1,058	12,802
TRC Cos, Inc.*	1,457	8,902
Unifirst Corp.	1,234	75,953
United Stationers, Inc.	3,611	112,049
US Ecology, Inc.	1,699	36,936
Viad Corp.	1,798	34,935
		2,720,456

Communications Equipment - 1.9%
Adtran, Inc.	5,442	169,736
Anaren, Inc.*	1,364	25,029
Arris Group, Inc.*	10,171	114,932
Aruba Networks, Inc.*	7,603	169,395
Aviat Networks, Inc.*	5,538	15,617
Bel Fuse, Inc., Class B	968	17,105
Black Box Corp.	1,535	39,158
Calix, Inc.*	3,092	26,375
Communications Systems, Inc.	546	7,169
Comtech Telecommunications Corp.	1,726	56,233
Dialogic, Inc.*	1,300	1,131
Digi International, Inc.*	2,313	25,420
EMCORE Corp.*	1,814	8,653
Emulex Corp.*	7,599	78,878
Extreme Networks*	9,344	35,787
Finisar Corp.*	7,366	148,425
Globecomm Systems, Inc.*	1,885	27,295
Harmonic, Inc.*	9,805	53,633
Infinera Corp.*	8,830	71,700
InterDigital, Inc.	3,847	134,106
Ixia*	3,011	37,607
KVH Industries, Inc.*	1,491	15,655
Loral Space & Communications, Inc.*	946	75,302
Meru Networks, Inc.*	500	2,025
Netgear, Inc.*	3,080	117,656
Numerex Corp.*	785	7,677
Oclaro, Inc.*	4,321	17,025
Oplink Communications, Inc.*	1,692	28,933
Opnext, Inc.*	4,498	6,972
Plantronics, Inc.	3,653	147,070
Powerwave Technologies, Inc.*	2,700	5,535
Procera Networks, Inc.*	935	20,907
ShoreTel, Inc.*	4,177	23,725
Sonus Networks, Inc.*	18,211	52,812
Sycamore Networks, Inc.*	1,689	29,963
Symmetricom, Inc.*	4,071	23,490
Ubiquiti Networks, Inc.*	727	22,995
Viasat, Inc.*	3,053	147,185
Westell Technologies, Inc.*	4,363	10,166
		2,018,477

Computers & Peripherals - 0.7%
3D Systems Corp.*	3,444	81,072
Avid Technology, Inc.*	2,537	27,907
Cray, Inc.*	3,293	24,105
Dot Hill Systems Corp.*	4,643	7,011
Electronics for Imaging, Inc.*	3,961	65,832
Imation Corp.*	3,091	19,133
Immersion Corp.*	2,323	12,684
Intermec, Inc.*	4,881	37,730
Intevac, Inc.*	2,067	17,569
Novatel Wireless, Inc.*	2,900	9,715
OCZ Technology Group, Inc.*	5,563	38,830
Quantum Corp.*	19,651	51,486
Rimage Corp.	986	9,870
Silicon Graphics International Corp.*	2,677	25,913
STEC, Inc.*	3,561	33,616
Stratasys, Inc.*	1,797	65,626
Super Micro Computer, Inc.*	2,137	37,312
Synaptics, Inc.*	2,744	100,183
Xyratex Ltd.	2,629	41,827
		707,421

Construction & Engineering - 0.7%
Aegion Corp.*	3,435	61,246
Argan, Inc.	585	9,383
Comfort Systems USA, Inc.	3,332	36,352
Dycom Industries, Inc.*	3,072	71,762
EMCOR Group, Inc.	5,693	157,810
Furmanite Corp.*	3,036	19,491
Granite Construction, Inc.	3,278	94,210
Great Lakes Dredge & Dock Corp.	5,123	36,988
Layne Christensen Co.*	1,710	38,048
MasTec, Inc.*	4,632	83,793
Michael Baker Corp.*	821	19,581
MYR Group, Inc.*	1,740	31,076
Northwest Pipe Co.*	959	20,369
Orion Marine Group, Inc.*	2,790	20,172
Pike Electric Corp.*	1,702	14,007
Primoris Services Corp.	2,255	36,215
Sterling Construction Co., Inc.*	1,494	14,567
Tutor Perini Corp.*	2,335	36,379
UniTek Global Services, Inc.*	902	3,040
		804,489

Construction Materials - 0.2%
Eagle Materials, Inc.	3,656	127,046
Headwaters, Inc.*	6,267	26,196
Texas Industries, Inc.	1,820	63,718
United States Lime & Minerals, Inc.*	269	16,111
		233,071

Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	5,101	53,509
Cash America International, Inc.	2,416	115,799
Credit Acceptance Corp.*	549	55,454
DFC Global Corp.*	3,735	70,479
Ezcorp, Inc.*	4,039	131,086
First Cash Financial Services, Inc.*	2,636	113,058
First Marblehead Corp.*	5,748	7,013
Imperial Holdings, Inc.*	1,913	5,108
Nelnet, Inc.	2,311	59,878
Netspend Holdings, Inc.*	2,443	18,958
Nicholas Financial, Inc.	799	10,539
World Acceptance Corp.*	1,301	79,686
		720,567

Containers & Packaging - 0.2%
AEP Industries, Inc.*	367	12,775
Boise, Inc.	7,752	63,644
Graphic Packaging Holding Co.*	13,136	72,511
Myers Industries, Inc.	2,589	38,188
		187,118

Distributors - 0.2%
Core-Mark Holding Co., Inc.	936	38,320
Pool Corp.	3,959	148,146
VOXX International Corp.*	1,390	18,848
Weyco Group, Inc.	737	17,467
		222,781

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,470	55,860
Archipelago Learning, Inc.*	1,088	12,099
Ascent Capital Group, Inc.*	1,251	59,160
Bridgepoint Education, Inc.*	1,706	42,224
Cambium Learning Group, Inc.*	1,538	4,076
Capella Education Co.*	1,226	44,075
Coinstar, Inc.*	2,577	163,768
Corinthian Colleges, Inc.*	7,691	31,841
Grand Canyon Education, Inc.*	2,711	48,147
Hillenbrand, Inc.	5,152	118,238
K12, Inc.*	2,198	51,939
Lincoln Educational Services Corp.	1,856	14,681
Mac-Gray Corp.	1,212	18,338
Matthews International Corp.	2,425	76,727
National American University Holdings, Inc.	724	4,561
Regis Corp.	5,024	92,592
School Specialty, Inc.*	1,323	4,683
Sotheby's	5,701	224,277
Steiner Leisure Ltd.*	1,287	62,844
Stewart Enterprises, Inc.	7,120	43,218
Strayer Education, Inc.	1,006	94,846
Universal Technical Institute, Inc.	1,842	24,296
		1,292,490

Diversified Financial Services - 0.3%
California First National Bancorp	145	2,224
Compass Diversified Holdings	3,191	47,195
FX Alliance, Inc.*	523	8,201
Gain Capital Holdings, Inc.	987	4,955
MarketAxess Holdings, Inc.	2,418	90,167
Marlin Business Services Corp.	795	11,973
NewStar Financial, Inc.*	2,242	24,931
PHH Corp.*	4,849	75,014
Pico Holdings, Inc.*	1,974	46,290
		310,950

Diversified Telecommunication Services - 0.7%
8x8, Inc.*	5,104	21,437
AboveNet, Inc.*	1,964	162,619
Alaska Communications Systems Group, Inc.	3,899	12,009
Atlantic Tele-Network, Inc.	816	29,670
Boingo Wireless, Inc.*	475	5,748
Cbeyond, Inc.*	2,347	18,776
Cincinnati Bell, Inc.*	17,650	70,953
Cogent Communications Group, Inc.*	3,927	74,927
Consolidated Communications Holdings, Inc.	2,179	42,774
Fairpoint Communications, Inc.*	1,772	6,663
General Communication, Inc.*	3,588	31,287
Globalstar, Inc.*	6,474	4,532
HickoryTech Corp.	1,098	11,353
IDT Corp., Class B	1,313	12,263
inContact, Inc.*	2,522	14,073
Iridium Communications, Inc.*	3,537	30,984
Lumos Networks Corp.	1,286	13,837
Neutral Tandem, Inc.*	2,887	35,193
ORBCOMM, Inc.*	2,846	10,957
Premiere Global Services, Inc.*	4,574	41,349
SureWest Communications	1,155	26,045
Towerstream Corp.*	2,772	13,167
Vonage Holdings Corp.*	10,316	22,798
		713,414

Electric Utilities - 1.3%
Allete, Inc.	2,720	112,853
Central Vermont Public Service Corp.	1,112	39,142
Cleco Corp.	5,161	204,634
El Paso Electric Co.	3,460	112,415
Empire District Electric Co.	3,512	71,469
IDACORP, Inc.	4,208	173,033
MGE Energy, Inc.	2,022	89,757
Otter Tail Corp.	3,144	68,225
PNM Resources, Inc.	6,723	123,031
Portland General Electric Co.	6,190	154,626
UIL Holdings Corp.	4,152	144,323
Unisource Energy Corp.	3,159	115,525
Unitil Corp.	1,008	27,045
		1,436,078

Electrical Equipment - 1.1%
A123 Systems, Inc.*	7,666	8,586
Active Power, Inc.*	6,574	5,128
Acuity Brands, Inc.	3,674	230,837
American Superconductor Corp.*	3,671	15,125
AZZ, Inc.	1,087	56,133
Belden, Inc.	3,893	147,584
Brady Corp.	3,903	126,262
Broadwind Energy, Inc.*	8,589	4,038
Capstone Turbine Corp.*	22,313	22,759
Coleman Cable, Inc.*	735	7,144
Encore Wire Corp.	1,625	48,311
EnerSys*	4,124	142,897
Franklin Electric Co., Inc.	2,040	100,103
FuelCell Energy, Inc.*	9,565	15,017
Generac Holdings, Inc.*	2,049	50,303
Global Power Equipment Group, Inc.*	1,295	35,871
II-VI, Inc.*	4,390	103,823
LSI Industries, Inc.	1,507	11,046
Powell Industries, Inc.*	725	24,831
PowerSecure International, Inc.*	1,894	11,478
Preformed Line Products Co.	155	10,153
SatCon Technology Corp.*	7,454	2,683
Thermon Group Holdings, Inc.*	822	16,810
Valence Technology, Inc.*	5,540	4,478
Vicor Corp.	1,707	13,656
		1,215,056

Electronic Equipment & Instruments - 2.5%
Aeroflex Holding Corp.*	1,630	18,158
Agilysys, Inc.*	1,841	16,551
Anixter International, Inc.*	2,454	177,989
Badger Meter, Inc.	1,311	44,561
Benchmark Electronics, Inc.*	4,990	82,285
Brightpoint, Inc.*	6,168	49,652
Checkpoint Systems, Inc.*	3,461	39,040
Cognex Corp.	3,471	147,032
Coherent, Inc.*	2,060	120,160
CTS Corp.	2,987	31,423
Daktronics, Inc.	2,960	26,314
DDi Corp.	1,132	13,810
DTS, Inc.*	1,522	45,995
Echelon Corp.*	3,061	13,560
Electro Rent Corp.	1,712	31,518
Electro Scientific Industries, Inc.	1,856	27,859
eMagin Corp.*	1,426	4,634
Fabrinet*	1,677	29,700
FARO Technologies, Inc.*	1,412	82,362
FEI Co.*	3,321	163,094
GSI Group, Inc.*	2,124	25,615
Identive Group, Inc.*	3,180	6,646
Insight Enterprises, Inc.*	3,744	82,106
InvenSense, Inc.*	834	15,095
Kemet Corp.*	3,628	33,958
LeCroy Corp.*	1,348	14,006
Littelfuse, Inc.	1,918	120,259
Maxwell Technologies, Inc.*	2,297	42,104
Measurement Specialties, Inc.*	1,271	42,833
Mercury Computer Systems, Inc.*	2,519	33,377
Methode Electronics, Inc.	3,257	30,225
Microvision, Inc.*	1,029	2,809
MTS Systems Corp.	1,339	71,088
Multi-Fineline Electronix, Inc.*	971	26,654
NeoPhotonics Corp.*	937	4,432
Newport Corp.*	3,209	56,863
OSI Systems, Inc.*	1,566	95,996
Park Electrochemical Corp.	1,804	54,535
PC Connection, Inc.	756	6,214
Plexus Corp.*	3,092	108,189
Power-One, Inc.*	6,116	27,828
Pulse Electronics Corp.	4,282	10,748
Radisys Corp.*	1,596	11,810
RealD, Inc.*	3,196	43,146
Richardson Electronics Ltd.	1,342	16,077
Rofin-Sinar Technologies, Inc.*	2,473	65,213
Rogers Corp.*	1,381	53,514
Sanmina-SCI Corp.*	6,955	79,635
Scansource, Inc.*	2,349	87,665
SYNNEX Corp.*	2,134	81,391
TTM Technologies, Inc.*	4,270	49,062
Universal Display Corp.*	3,246	118,576
Viasystems Group, Inc.*	399	7,573
Vishay Precision Group, Inc.*	1,011	14,993
X-Rite, Inc.*	2,168	9,843
Zygo Corp.*	1,307	25,578
		2,741,353

Energy Equipment & Services - 1.8%
Basic Energy Services, Inc.*	2,030	35,221
Bristow Group, Inc.	2,985	142,474
C&J Energy Services, Inc.*	982	17,470
Cal Dive International, Inc.*	8,254	27,238
Dawson Geophysical Co.*	671	23,049
Dril-Quip, Inc.*	2,909	189,143
Exterran Holdings, Inc.*	5,253	69,287
Geokinetics, Inc.*	877	1,544
Global Geophysical Services, Inc.*	1,489	15,798
Gulf Island Fabrication, Inc.	1,328	38,871
Gulfmark Offshore, Inc.*	2,037	93,621
Heckmann Corp.*	8,530	36,764
Helix Energy Solutions Group, Inc.*	8,712	155,074
Hercules Offshore, Inc.*	11,274	53,326
Hornbeck Offshore Services, Inc.*	2,722	114,406
ION Geophysical Corp.*	11,122	71,737
Key Energy Services, Inc.*	10,603	163,816
Lufkin Industries, Inc.	2,833	228,481
Matrix Service Co.*	2,442	34,212
Mitcham Industries, Inc.*	824	18,507
Natural Gas Services Group, Inc.*	1,256	16,579
Newpark Resources, Inc.*	7,785	63,759
OYO Geospace Corp.*	354	37,287
Parker Drilling Co.*	10,148	60,584
PHI, Inc.*	1,229	28,451
Pioneer Drilling Co.*	5,200	45,760
RigNet, Inc.*	543	9,519
Tesco Corp.*	2,637	37,419
Tetra Technologies, Inc.*	6,615	62,313
Union Drilling, Inc.*	1,538	8,551
Vantage Drilling Co.*	15,538	24,861
Willbros Group, Inc.*	3,210	10,400
		1,935,522

Food & Staples Retailing - 1.1%
Andersons, Inc.	1,610	78,391
Arden Group, Inc.	92	8,362
Casey's General Stores, Inc.	3,119	172,980
Fresh Market, Inc.*	2,311	110,812
Harris Teeter Supermarkets, Inc.	4,158	166,736
Ingles Markets, Inc.	1,303	22,985
Nash Finch Co.	1,093	31,063
Pantry, Inc.*	1,987	25,851
Pricesmart, Inc.	1,502	109,361
Rite Aid Corp.*	48,762	84,846
Roundy's, Inc.*	1,612	17,248
Spartan Stores, Inc.	1,970	35,696
Susser Holdings Corp.*	620	15,915
The Chefs' Warehouse, Inc.*	853	19,738
United Natural Foods, Inc.*	4,115	192,006
Village Super Market, Inc.	640	20,218
Weis Markets, Inc.	958	41,769
		1,153,977

Food Products - 1.3%
Alico, Inc.	267	6,170
B&G Foods, Inc.	4,166	93,777
Calavo Growers, Inc.	1,019	27,289
Cal-Maine Foods, Inc.	1,233	47,175
Chiquita Brands International, Inc.*	3,926	34,510
Darling International, Inc.*	9,858	171,726
Diamond Foods, Inc.	1,809	41,281
Dole Food Co., Inc.*	3,141	31,347
Farmer Bros Co.*	538	5,859
Fresh Del Monte Produce, Inc.	3,000	68,520
Griffin Land & Nurseries, Inc.	267	7,051
Hain Celestial Group, Inc.*	2,943	128,933
Imperial Sugar Co.	1,262	5,919
J&J Snack Foods Corp.	1,241	65,103
Lancaster Colony Corp.	1,538	102,215
Lifeway Foods, Inc.*	385	3,561
Limoneira Co.	753	12,718
Omega Protein Corp.*	1,591	12,107
Pilgrim's Pride Corp.*	5,197	38,770
Sanderson Farms, Inc.	1,819	96,462
Seneca Foods Corp.*	794	20,914
Smart Balance, Inc.*	5,245	34,669
Snyders-Lance, Inc.	3,882	100,350
Tootsie Roll Industries, Inc.	2,013	46,109
TreeHouse Foods, Inc.*	3,008	178,976
		1,381,511

Gas Utilities - 0.9%
Chesapeake Utilities Corp.	827	34,006
Laclede Group, Inc.	1,951	76,128
New Jersey Resources Corp.	3,400	151,538
Northwest Natural Gas Co.	2,322	105,419
Piedmont Natural Gas Co., Inc.	6,074	188,719
South Jersey Industries, Inc.	2,462	123,198
Southwest Gas Corp.	3,768	161,044
WGL Holdings, Inc.	4,335	176,436
		1,016,488

Health Care Equipment & Supplies - 3.0%
Abaxis, Inc.*	1,932	56,279
Abiomed, Inc.*	2,735	60,690
Accuray, Inc.*	5,598	39,522
Align Technology, Inc.*	5,184	142,819
Alphatec Holdings, Inc.*	4,714	11,172
Analogic Corp.	1,128	76,185
Angiodynamics, Inc.*	2,155	26,399
Antares Pharma, Inc.*	6,536	21,111
ArthroCare Corp.*	2,356	63,259
AtriCure, Inc.*	1,154	11,482
Atrion Corp.	136	28,589
Bacterin International Holdings, Inc.*	1,880	4,550
Biolase Technology, Inc.*	2,395	6,490
Cantel Medical Corp.	1,791	44,936
Cardiovascular Systems, Inc.*	1,090	10,083
Cerus Corp.*	3,610	14,512
Conceptus, Inc.*	2,715	39,042
Conmed Corp.	2,326	69,478
CryoLife, Inc.*	2,974	15,673
Cyberonics, Inc.*	2,431	92,694
Cynosure, Inc.*	762	13,609
Delcath Systems, Inc.*	4,459	14,001
DexCom, Inc.*	5,900	61,537
DynaVox, Inc.*	869	2,677
Endologix, Inc.*	4,516	66,159
Exactech, Inc.*	863	13,679
Greatbatch, Inc.*	2,031	49,800
Haemonetics Corp.*	2,196	153,017
Hansen Medical, Inc.*	3,943	11,829
HeartWare International, Inc.*	987	64,836
ICU Medical, Inc.*	1,020	50,143
Insulet Corp.*	3,816	73,038
Integra LifeSciences Holdings Corp.*	1,666	57,794
Invacare Corp.	2,356	39,039
IRIS International, Inc.*	1,685	22,764
Kensey Nash Corp.	831	24,315
MAKO Surgical Corp.*	2,676	112,793
Masimo Corp.*	4,317	100,931
Medical Action Industries, Inc.*	1,487	8,506
Meridian Bioscience, Inc.	3,556	68,915
Merit Medical Systems, Inc.*	3,534	43,892
Natus Medical, Inc.*	2,492	29,730
Navidea Biopharmaceuticals, Inc.*	7,299	23,941
Neogen Corp.*	1,973	77,085
NuVasive, Inc.*	3,424	57,660
NxStage Medical, Inc.*	3,668	70,682
OraSure Technologies, Inc.*	4,041	46,431
Orthofix International NV*	1,551	58,287
Palomar Medical Technologies, Inc.*	1,922	17,951
Quidel Corp.*	2,242	41,186
Rockwell Medical Technologies, Inc.*	1,318	12,468
RTI Biologics, Inc.*	5,680	21,016
Solta Medical, Inc.*	5,509	16,692
Spectranetics Corp.*	3,435	35,724
Staar Surgical Co.*	3,235	35,035
Stereotaxis, Inc.*	2,963	1,926
STERIS Corp.	4,867	153,895
SurModics, Inc.*	1,615	24,823
Symmetry Medical, Inc.*	3,142	22,214
Synergetics USA, Inc.*	1,828	11,882
Tornier NV*	866	22,256
Unilife Corp.*	4,489	18,225
Uroplasty, Inc.*	1,698	5,111
Vascular Solutions, Inc.*	1,737	18,742
Volcano Corp.*	4,398	124,683
West Pharmaceutical Services, Inc.	2,752	117,043
Wright Medical Group, Inc.*	3,396	65,611
Young Innovations, Inc.	583	18,026
Zeltiq Aesthetics, Inc.*	615	3,795
Zoll Medical Corp.*	1,875	173,681
		3,214,040

Health Care Providers & Services - 2.6%
Accretive Health, Inc.*	3,288	65,661
Air Methods Corp.*	973	84,894
Alliance HealthCare Services, Inc.*	2,853	4,280
Almost Family, Inc.*	759	19,742
Amedisys, Inc.*	2,499	36,136
AMN Healthcare Services, Inc.*	3,253	19,713
AmSurg Corp.*	2,705	75,686
Assisted Living Concepts, Inc.	1,720	28,569
Bio-Reference Laboratories, Inc.*	2,096	49,277
BioScrip, Inc.*	3,630	24,648
Capital Senior Living Corp.*	2,806	25,927
CardioNet, Inc.*	1,876	5,778
Centene Corp.*	4,237	207,486
Chemed Corp.	1,748	109,565
Chindex International, Inc.*	1,272	12,084
Corvel Corp.*	509	20,304
Cross Country Healthcare, Inc.*	2,877	14,414
Emeritus Corp.*	2,511	44,344
Ensign Group, Inc.	1,328	36,068
ExamWorks Group, Inc.*	2,223	27,610
Five Star Quality Care, Inc.*	2,929	9,988
Gentiva Health Services, Inc.*	2,612	22,829
Hanger Orthopedic Group, Inc.*	2,753	60,181
Healthsouth Corp.*	7,818	160,113
Healthways, Inc.*	2,984	21,962
HMS Holdings Corp.*	7,128	222,465
IPC The Hospitalist Co., Inc.*	1,420	52,412
Kindred Healthcare, Inc.*	4,477	38,681
Landauer, Inc.	822	43,582
LHC Group, Inc.*	1,367	25,331
Magellan Health Services, Inc.*	2,407	117,486
Metropolitan Health Networks, Inc.*	4,239	39,719
MModal, Inc.*	2,598	27,409
Molina Healthcare, Inc.*	2,306	77,551
MWI Veterinary Supply, Inc.*	1,077	94,776
National Healthcare Corp.	783	35,673
National Research Corp.	137	5,883
Owens & Minor, Inc.	5,239	159,318
PharMerica Corp.*	2,681	33,325
Providence Service Corp.*	1,199	18,596
PSS World Medical, Inc.*	4,559	115,525
RadNet, Inc.*	2,506	7,969
Select Medical Holdings Corp.*	3,677	28,276
Skilled Healthcare Group, Inc.*	1,394	10,678
Sun Healthcare Group, Inc.*	2,542	17,387
Sunrise Senior Living, Inc.*	5,182	32,750
Team Health Holdings, Inc.*	2,191	45,047
Triple-S Management Corp., Class B*	1,775	41,002
U.S. Physical Therapy, Inc.	1,051	24,226
Universal American Corp.	2,799	30,173
Vanguard Health Systems, Inc.*	2,514	24,788
WellCare Health Plans, Inc.*	3,603	258,984
		2,816,271

Health Care Technology - 0.6%
athenahealth, Inc.*	2,946	218,358
Computer Programs & Systems, Inc.	938	53,016
ePocrates, Inc.*	582	4,994
Greenway Medical Technologies*	635	9,703
HealthStream, Inc.*	1,532	35,527
MedAssets, Inc.*	3,765	49,547
Medidata Solutions, Inc.*	1,645	43,823
Merge Healthcare, Inc.*	4,792	28,033
Omnicell, Inc.*	2,844	43,257
Quality Systems, Inc.	3,302	144,396
Transcend Services, Inc.*	723	21,220
		651,874

Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc.*	2,372	40,229
Ambassadors Group, Inc.	1,770	9,470
Ameristar Casinos, Inc.	2,648	49,332
Benihana, Inc.	1,095	14,290
Biglari Holdings, Inc.*	100	40,285
BJ's Restaurants, Inc.*	1,966	98,988
Bob Evans Farms, Inc.	2,490	93,923
Boyd Gaming Corp.*	4,718	36,989
Bravo Brio Restaurant Group, Inc.*	1,583	31,597
Buffalo Wild Wings, Inc.*	1,589	144,106
Caesars Entertainment Corp.*	2,919	43,026
Caribou Coffee Co., Inc.*	1,061	19,777
Carrols Restaurant Group, Inc.*	890	13,573
CEC Entertainment, Inc.	1,631	61,831
Cheesecake Factory, Inc.*	4,746	139,485
Churchill Downs, Inc.	995	55,620
Cracker Barrel Old Country Store, Inc.	1,886	105,239
Denny's Corp.*	9,207	37,196
DineEquity, Inc.*	1,271	63,042
Domino's Pizza, Inc.	5,074	184,186
Einstein Noah Restaurant Group, Inc.	351	5,237
Gaylord Entertainment Co.*	3,035	93,478
International Speedway Corp.	2,420	67,155
Interval Leisure Group, Inc.	3,495	60,813
Isle of Capri Casinos, Inc.*	1,930	13,626
Jack in the Box, Inc.*	3,734	89,504
Jamba, Inc.*	5,515	11,416
Krispy Kreme Doughnuts, Inc.*	5,108	37,288
Life Time Fitness, Inc.*	3,596	181,850
Luby's, Inc.*	1,545	9,378
Marcus Corp.	1,890	23,719
Monarch Casino & Resort, Inc.*	917	9,445
Morgans Hotel Group Co.*	2,245	11,113
Multimedia Games Holding Co., Inc.*	2,104	23,060
O'Charleys, Inc.*	1,444	14,209
Orient-Express Hotels Ltd.*	7,832	79,886
Papa John's International, Inc.*	1,584	59,653
Peet's Coffee & Tea, Inc.*	1,028	75,764
PF Chang's China Bistro, Inc.	1,868	73,823
Pinnacle Entertainment, Inc.*	5,296	60,957
Red Lion Hotels Corp.*	1,051	8,629
Red Robin Gourmet Burgers, Inc.*	1,066	39,645
Ruby Tuesday, Inc.*	5,637	51,466
Ruth's Hospitality Group, Inc.*	3,111	23,612
Scientific Games Corp.*	4,782	55,758
Shuffle Master, Inc.*	4,687	82,491
Six Flags Entertainment Corp.	3,426	160,234
Sonic Corp.*	5,351	41,096
Speedway Motorsports, Inc.	1,288	24,060
Texas Roadhouse, Inc.	5,023	83,583
Town Sports International Holdings, Inc.*	1,684	21,269
Vail Resorts, Inc.	2,959	127,977
		3,003,378

Household Durables - 0.8%
American Greetings Corp.	3,458	53,046
Beazer Homes USA, Inc.*	7,754	25,200
Blyth, Inc.	469	35,095
Cavco Industries, Inc.*	679	31,628
CSS Industries, Inc.	772	15,023
Ethan Allen Interiors, Inc.	2,160	54,691
Furniture Brands International, Inc.*	4,497	7,555
Helen of Troy Ltd.*	2,682	91,215
Hovnanian Enterprises, Inc.*	5,845	14,320
iRobot Corp.*	2,010	54,793
KB Home	6,324	56,283
La-Z-Boy, Inc.*	4,509	67,455
Libbey, Inc.*	2,000	25,880
Lifetime Brands, Inc.	858	9,644
M/I Homes, Inc.*	1,923	23,768
MDC Holdings, Inc.	3,082	79,485
Meritage Homes Corp.*	2,297	62,157
Sealy Corp.*	4,985	10,070
Skullcandy, Inc.*	794	12,569
Skyline Corp.	711	5,439
Standard Pacific Corp.*	9,378	41,826
The Ryland Group, Inc.	3,854	74,305
Universal Electronics, Inc.*	1,267	25,315
Zagg, Inc.*	1,641	17,444
		894,206

Household Products - 0.2%
Central Garden and Pet Co.*	3,892	37,480
Harbinger Group, Inc.*	714	3,699
Oil-Dri Corp. of America	406	8,644
Spectrum Brands Holdings, Inc.*	1,373	48,000
WD-40 Co.	1,450	65,757
		163,580

Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp.	9,659	133,680
Dynegy, Inc.*	8,969	5,023
Genie Energy Ltd.	1,313	12,697
Ormat Technologies, Inc.	1,475	29,721
		181,121

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	1,534	93,589
Seaboard Corp.*	26	50,726
Standex International Corp.	1,092	44,980
		189,295

Insurance - 2.6%
Alterra Capital Holdings Ltd.	7,675	176,371
American Equity Investment Life Holding Co.	5,120	65,382
American Safety Insurance Holdings Ltd.*	960	18,096
Amerisafe, Inc.*	1,651	40,846
Amtrust Financial Services, Inc.	1,952	52,470
Argo Group International Holdings Ltd.	2,408	71,927
Baldwin & Lyons, Inc., Class B	853	19,090
Citizens, Inc.*	3,380	33,394
CNO Financial Group, Inc.*	18,224	141,783
Crawford & Co., Class B	2,478	12,142
Delphi Financial Group, Inc.	4,158	186,154
Donegal Group, Inc.	916	12,522
eHealth, Inc.*	1,833	29,896
EMC Insurance Group, Inc.	497	9,985
Employers Holdings, Inc.	2,960	52,422
Enstar Group Ltd.*	575	56,919
FBL Financial Group, Inc.	1,178	39,699
First American Financial Corp.	8,643	143,733
Flagstone Reinsurance Holdings SA	3,901	30,701
Fortegra Financial Corp.*	652	5,451
Global Indemnity plc*	1,364	26,584
Greenlight Capital Re Ltd.*	2,477	61,009
Hallmark Financial Services, Inc.*	1,205	9,507
Harleysville Group, Inc.	1,015	58,566
Hilltop Holdings, Inc.*	3,467	29,088
Horace Mann Educators Corp.	3,435	60,525
Independence Holding Co.	665	6,623
Infinity Property & Casualty Corp.	1,095	57,301
Kansas City Life Insurance Co.	365	11,753
Maiden Holdings Ltd.	4,341	39,069
Meadowbrook Insurance Group, Inc.	4,743	44,252
Montpelier Re Holdings Ltd.	5,439	105,081
National Financial Partners Corp.*	3,733	56,518
National Interstate Corp.	681	17,420
National Western Life Insurance Co.	193	26,416
OneBeacon Insurance Group Ltd.	1,823	28,092
Phoenix Co.'s, Inc.*	10,764	26,372
Platinum Underwriters Holdings Ltd.	3,063	111,799
Presidential Life Corp.	1,918	21,923
Primerica, Inc.	2,544	64,134
ProAssurance Corp.	2,593	228,469
RLI Corp.	1,498	107,317
Safety Insurance Group, Inc.	1,103	45,929
SeaBright Holdings, Inc.	2,042	18,562
Selective Insurance Group, Inc.	4,659	82,045
State Auto Financial Corp.	1,338	19,548
Stewart Information Services Corp.	1,793	25,479
Symetra Financial Corp.	5,553	64,026
The Navigators Group, Inc.*	1,065	50,311
Tower Group, Inc.	3,270	73,346
United Fire Group, Inc.	1,996	35,708
Universal Insurance Holdings, Inc.	1,043	4,057
		2,815,812

Internet & Catalog Retail - 0.3%
1-800-FLOWERS.COM, Inc.*	2,081	6,305
Blue Nile, Inc.*	1,104	36,410
Geeknet, Inc.*	360	5,205
HSN, Inc.	3,398	129,226
NutriSystem, Inc.	2,351	26,402
Orbitz Worldwide, Inc.*	2,514	7,668
Overstock.com, Inc.*	951	4,983
PetMed Express, Inc.	1,778	22,012
Shutterfly, Inc.*	2,488	77,949
US Auto Parts Network, Inc.*	1,360	4,910
Valuevision Media, Inc.*	3,363	6,961
		328,031

Internet Software & Services - 1.7%
Active Network, Inc.*	1,010	16,998
Ancestry.com, Inc.*	2,602	59,169
Angie's List, Inc.*	848	16,019
Bankrate, Inc.*	1,895	46,901
Bazaarvoice, Inc.*	929	18,459
Brightcove, Inc.*	437	10,838
Carbonite, Inc.*	592	6,518
comScore, Inc.*	2,620	56,042
Constant Contact, Inc.*	2,495	74,326
Cornerstone OnDemand, Inc.*	938	20,486
DealerTrack Holdings, Inc.*	3,529	106,788
Demand Media, Inc.*	850	6,163
Dice Holdings, Inc.*	3,980	37,133
Digital River, Inc.*	3,259	60,976
Earthlink, Inc.	9,440	75,426
Envestnet, Inc.*	1,573	19,694
FriendFinder Networks, Inc.*	410	558
Infospace, Inc.*	3,325	42,593
Internap Network Services Corp.*	4,533	33,272
IntraLinks Holdings, Inc.*	2,626	13,892
j2 Global, Inc.	3,954	113,401
Keynote Systems, Inc.	1,035	20,452
KIT Digital, Inc.*	3,247	23,378
Limelight Networks, Inc.*	4,616	15,187
Liquidity Services, Inc.*	1,469	65,811
LivePerson, Inc.*	4,395	73,704
LogMeIn, Inc.*	1,674	58,975
LoopNet, Inc.*	1,589	29,841
Marchex, Inc., Class B	1,359	6,061
Move, Inc.*	3,426	33,266
NIC, Inc.	5,384	65,308
OpenTable, Inc.*	1,935	78,309
Openwave Systems, Inc.*	8,707	19,765
Perficient, Inc.*	1,859	22,327
Quepasa Corp.*	580	2,575
QuinStreet, Inc.*	2,264	23,749
RealNetworks, Inc.	1,733	17,226
Responsys, Inc.*	779	9,325
Saba Software, Inc.*	2,907	28,518
SciQuest, Inc.*	1,014	15,453
SPS Commerce, Inc.*	707	19,004
Stamps.com, Inc.*	894	24,925
support.com, Inc.*	4,845	15,262
TechTarget, Inc.*	1,109	7,685
Travelzoo, Inc.*	438	10,074
United Online, Inc.	7,634	37,330
ValueClick, Inc.*	6,466	127,639
Vocus, Inc.*	1,554	20,591
Web.com Group, Inc.*	2,389	34,473
XO Group, Inc.*	2,474	23,231
Zillow, Inc.*	338	12,029
Zix Corp.*	5,001	14,553
		1,791,678

IT Services - 1.9%
Acxiom Corp.*	6,669	97,901
CACI International, Inc.*	2,225	138,595
Cardtronics, Inc.*	3,539	92,899
Cass Information Systems, Inc.	858	34,277
Ciber, Inc.*	5,446	23,091
Computer Task Group, Inc.*	1,181	18,093
Convergys Corp.*	8,646	115,424
CSG Systems International, Inc.*	2,979	45,102
Dynamics Research Corp.*	735	7,085
Echo Global Logistics, Inc.*	987	15,891
EPAM Systems, Inc.*	327	6,710
Euronet Worldwide, Inc.*	4,289	89,597
ExlService Holdings, Inc.*	1,326	36,386
Forrester Research, Inc.	1,276	41,342
Global Cash Access Holdings, Inc.*	4,679	36,496
Hackett Group, Inc.*	3,281	19,588
Heartland Payment Systems, Inc.	3,313	95,547
Higher One Holdings, Inc.*	2,515	37,599
iGate Corp.*	2,542	42,604
Jack Henry & Associates, Inc.	7,295	248,905
Lionbridge Technologies, Inc.*	6,186	17,816
Mantech International Corp.	1,948	67,128
MAXIMUS, Inc.	2,852	115,991
ModusLink Global Solutions, Inc.*	4,598	24,829
MoneyGram International, Inc.*	965	17,370
NCI, Inc.*	685	4,377
PRGX Global, Inc.*	1,605	10,096
Sapient Corp.	9,015	112,237
ServiceSource International, Inc.*	821	12,709
Stream Global Services, Inc.*	418	1,375
Syntel, Inc.	1,266	70,896
TeleTech Holdings, Inc.*	2,084	33,552
TNS, Inc.*	2,282	49,588
Unisys Corp.*	3,725	73,457
Virtusa Corp.*	1,404	24,247
Wright Express Corp.*	3,279	212,250
		2,091,050

Leisure Equipment & Products - 0.5%
Arctic Cat, Inc.*	1,125	48,184
Black Diamond, Inc.*	1,088	10,075
Brunswick Corp.	7,567	194,850
Callaway Golf Co.	5,633	38,079
Jakks Pacific, Inc.	2,442	42,613
Johnson Outdoors, Inc.*	405	7,736
Leapfrog Enterprises, Inc.*	3,509	29,335
Marine Products Corp.	813	4,837
Smith & Wesson Holding Corp.*	5,544	42,966
Steinway Musical Instruments, Inc.*	547	13,675
Sturm Ruger & Co., Inc.	1,672	82,095
Summer Infant, Inc.*	1,000	6,000
		520,445

Life Sciences - Tools & Services - 0.4%
Affymetrix, Inc.*	6,207	26,504
Albany Molecular Research, Inc.*	2,450	6,615
BG Medicine, Inc.*	625	4,387
Cambrex Corp.*	2,197	15,357
Complete Genomics, Inc.*	616	1,737
Enzo Biochem, Inc.*	3,458	9,302
eResearchTechnology, Inc.*	4,032	31,530
Fluidigm Corp.*	695	10,932
Furiex Pharmaceuticals, Inc.*	816	19,282
Harvard Bioscience, Inc.*	1,892	7,417
Luminex Corp.*	3,279	76,565
Medtox Scientific, Inc.*	622	10,487
Pacific Biosciences of California, Inc.*	2,788	9,535
PAREXEL International Corp.*	4,838	130,481
Sequenom, Inc.*	9,193	37,416
		397,547

Machinery - 3.3%
Accuride Corp.*	3,324	28,886
Actuant Corp.	5,637	163,417
Alamo Group, Inc.	670	20,140
Albany International Corp.	2,370	54,393
Altra Holdings, Inc.*	2,349	45,101
American Railcar Industries, Inc.*	977	22,969
Ampco-Pittsburgh Corp.	791	15,923
Astec Industries, Inc.*	1,736	63,329
Barnes Group, Inc.	4,587	120,684
Blount International, Inc.*	4,185	69,806
Briggs & Stratton Corp.	4,379	78,515
Cascade Corp.	795	39,845
Chart Industries, Inc.*	2,510	184,058
CIRCOR International, Inc.	1,493	49,672
CLARCOR, Inc.	4,268	209,516
Colfax Corp.*	4,371	154,034
Columbus McKinnon Corp.*	1,673	27,253
Commercial Vehicle Group, Inc.*	2,272	27,741
Douglas Dynamics, Inc.	1,532	21,065
Dynamic Materials Corp.	1,203	25,395
Energy Recovery, Inc.*	4,261	9,800
EnPro Industries, Inc.*	1,799	73,939
ESCO Technologies, Inc.	2,314	85,086
Federal Signal Corp.*	5,446	30,280
Flow International Corp.*	4,867	19,565
FreightCar America, Inc.	1,042	23,435
Gerber Scientific, Inc.*	2,334	—
Gorman-Rupp Co.	1,275	37,205
Graham Corp.	1,022	22,372
Greenbrier Co.'s, Inc.*	1,515	29,982
Hurco Cos, Inc.*	529	14,944
John Bean Technologies Corp.	2,463	39,901
Kadant, Inc.*	1,153	27,464
Kaydon Corp.	2,679	68,341
LB Foster Co.	945	26,942
Lindsay Corp.	1,094	72,499
Lydall, Inc.*	1,583	16,131
Meritor, Inc.*	7,762	62,639
Met-Pro Corp.	1,517	16,020
Middleby Corp.*	1,540	155,817
Miller Industries, Inc.	1,050	17,766
Mueller Industries, Inc.	3,111	141,395
Mueller Water Products, Inc.	13,480	44,888
NACCO Industries, Inc.	503	58,534
NN, Inc.*	1,381	11,269
Omega Flex, Inc.*	248	3,150
PMFG, Inc.*	1,648	24,736
Proto Labs, Inc.*	401	13,670
RBC Bearings, Inc.*	1,895	87,416
Robbins & Myers, Inc.	3,355	174,628
Sauer-Danfoss, Inc.	1,012	47,564
Sun Hydraulics Corp.	1,639	42,876
Tecumseh Products Co.*	1,715	6,894
Tennant Co.	1,652	72,688
Titan International, Inc.	3,674	86,890
Trimas Corp.*	2,100	47,019
Twin Disc, Inc.	694	18,106
Wabash National Corp.*	5,981	61,903
Watts Water Technologies, Inc.	2,566	104,566
Woodward, Inc.	5,203	222,844
Xerium Technologies, Inc.*	695	4,483
		3,547,389

Marine - 0.1%
Baltic Trading Ltd.	1,516	6,291
Eagle Bulk Shipping, Inc.*	6,450	12,513
Excel Maritime Carriers Ltd.*	3,693	7,386
Genco Shipping & Trading Ltd.*	2,930	18,635
International Shipholding Corp.	583	13,461
Ultrapetrol (Bahamas) Ltd.*	2,297	4,594
		62,880

Media - 1.2%
AH Belo Corp.	1,669	8,161
Arbitron, Inc.	2,329	86,126
Belo Corp.	7,968	57,131
Central European Media Enterprises Ltd.*	3,010	21,371
Cinemark Holdings, Inc.	7,637	167,632
Crown Media Holdings, Inc.*	3,539	5,627
Cumulus Media, Inc.*	2,023	7,060
Dial Global, Inc.*	488	1,137
Digital Domain Media Group, Inc.*	300	1,707
Digital Generation, Inc.*	2,184	22,299
Entercom Communications Corp.*	2,183	14,168
Entravision Communications Corp.	4,508	7,709
EW Scripps Co.*	2,937	28,988
Fisher Communications, Inc.*	676	20,767
Global Sources Ltd.*	1,547	9,529
Gray Television, Inc.*	4,496	8,497
Harte-Hanks, Inc.	3,389	30,670
Journal Communications, Inc.*	4,357	24,530
Knology, Inc.*	2,669	48,576
LIN TV Corp.*	2,982	12,077
Lions Gate Entertainment Corp.*	3,704	51,560
Live Nation Entertainment, Inc.*	11,598	109,021
Martha Stewart Living Omnimedia, Inc.	2,756	10,500
McClatchy Co.*	5,532	15,987
MDC Partners, Inc.	2,060	22,907
Meredith Corp.	2,986	96,926
National CineMedia, Inc.	4,637	70,946
New York Times Co.*	11,273	76,544
Nexstar Broadcasting Group, Inc.*	992	8,244
Outdoor Channel Holdings, Inc.	1,282	9,371
ReachLocal, Inc.*	820	5,847
Rentrak Corp.*	971	22,042
Saga Communications, Inc.*	296	10,597
Scholastic Corp.	2,251	79,415
Sinclair Broadcast Group, Inc.	4,195	46,397
Valassis Communications, Inc.*	3,788	87,124
Value Line, Inc.	108	1,326
World Wrestling Entertainment, Inc.	2,503	22,202
		1,330,718

Metals & Mining - 1.4%
AM Castle & Co.*	1,549	19,595
AMCOL International Corp.	2,090	61,634
Century Aluminum Co.*	4,238	37,633
Coeur d'Alene Mines Corp.*	7,597	180,353
General Moly, Inc.*	6,675	22,361
Globe Specialty Metals, Inc.	5,366	79,792
Gold Resource Corp.	2,334	56,740
Golden Minerals Co.*	2,295	19,347
Golden Star Resources Ltd.*	22,636	42,103
Handy & Harman Ltd.*	480	6,931
Haynes International, Inc.	1,062	67,278
Hecla Mining Co.	22,944	106,001
Horsehead Holding Corp.*	3,786	43,123
Jaguar Mining, Inc.*	7,371	34,423
Kaiser Aluminum Corp.	1,330	62,856
Materion Corp.*	1,774	50,967
McEwen Mining, Inc.*	8,710	38,672
Metals USA Holdings Corp.*	1,062	15,303
Midway Gold Corp.*	6,567	9,391
Noranda Aluminum Holding Corp.	1,867	18,614
Olympic Steel, Inc.	846	20,304
Paramount Gold and Silver Corp.*	9,626	21,755
Revett Minerals, Inc.*	2,059	8,607
RTI International Metals, Inc.*	2,632	60,694
Stillwater Mining Co.*	9,510	120,206
SunCoke Energy, Inc.*	5,999	85,246
Thompson Creek Metals Co., Inc.*	12,552	84,852
Universal Stainless & Alloy Products, Inc.*	703	30,032
US Energy Corp Wyoming*	2,481	7,840
US Silica Holdings, Inc.*	1,051	22,008
Vista Gold Corp.*	5,838	18,331
Worthington Industries, Inc.	4,540	87,077
		1,540,069

Multiline Retail - 0.2%
Bon-Ton Stores, Inc.	1,090	10,071
Fred's, Inc.	3,439	50,244
Gordmans Stores, Inc.*	571	12,545
Saks, Inc.*	9,477	110,028
Tuesday Morning Corp.*	2,412	9,262
		192,150

Multi-Utilities - 0.4%
Avista Corp.	4,803	122,861
Black Hills Corp.	3,736	125,268
CH Energy Group, Inc.	1,384	92,354
NorthWestern Corp.	2,980	105,671
		446,154

Oil, Gas & Consumable Fuels - 4.4%
Abraxas Petroleum Corp.*	7,685	23,977
Alon USA Energy, Inc.	562	5,086
Amyris, Inc.*	1,450	7,511
Apco Oil and Gas International, Inc.	813	55,422
Approach Resources, Inc.*	2,152	79,516
ATP Oil & Gas Corp.*	3,891	28,599
Berry Petroleum Co.	4,356	205,298
Bill Barrett Corp.*	3,878	100,867
Bonanza Creek Energy, Inc.*	876	19,141
BPZ Resources, Inc.*	8,517	34,324
Callon Petroleum Co.*	3,669	23,078
CAMAC Energy, Inc.*	4,422	4,422
Carrizo Oil & Gas, Inc.*	3,265	92,269
Ceres, Inc.*	493	7,883
Cheniere Energy, Inc.*	13,085	196,013
Clayton Williams Energy, Inc.*	515	40,912
Clean Energy Fuels Corp.*	4,008	85,290
Cloud Peak Energy, Inc.*	5,009	79,793
Comstock Resources, Inc.*	3,914	61,959
Contango Oil & Gas Co.*	1,033	60,854
Crimson Exploration, Inc.*	1,794	7,445
Crosstex Energy, Inc.	3,520	49,773
CVR Energy, Inc.*	7,435	198,886
Delek US Holdings, Inc.	1,057	16,394
DHT Holdings, Inc.	5,053	4,851
Endeavour International Corp.*	3,091	36,628
Energy Partners Ltd.*	2,531	42,040
Energy XXI Bermuda Ltd.*	6,369	229,985
Evolution Petroleum Corp.*	1,370	12,741
Frontline Ltd.	4,236	32,575
FX Energy, Inc.*	4,491	24,431
Gastar Exploration Ltd.*	4,045	12,095
Georesources, Inc.*	1,686	55,200
Gevo, Inc.*	530	4,871
GMX Resources, Inc.*	5,533	7,027
Golar LNG Ltd.	3,362	127,924
Goodrich Petroleum Corp.*	2,138	40,665
Green Plains Renewable Energy, Inc.*	1,487	16,045
Gulfport Energy Corp.*	3,848	112,054
Hallador Energy Co.	353	3,121
Harvest Natural Resources, Inc.*	3,086	21,849
Houston American Energy Corp.*	1,673	8,733
Hyperdynamics Corp.*	12,784	16,491
Isramco, Inc.*	85	7,426
James River Coal Co.*	3,101	15,877
KiOR, Inc.*	890	11,899
Knightsbridge Tankers Ltd.	1,807	25,985
Kodiak Oil & Gas Corp.*	21,813	217,257
L&L Energy, Inc.*	1,532	3,753
Magnum Hunter Resources Corp.*	8,716	55,870
Matador Resources Co.*	1,196	13,096
McMoRan Exploration Co.*	8,353	89,377
Miller Energy Resources, Inc.*	2,624	11,073
Nordic American Tankers Ltd.	4,526	71,873
Northern Oil And Gas, Inc.*	5,189	107,620
Oasis Petroleum, Inc.*	4,892	150,820
Overseas Shipholding Group, Inc.	2,236	28,241
Panhandle Oil and Gas, Inc.	744	21,933
Patriot Coal Corp.*	7,502	46,812
Penn Virginia Corp.	3,974	18,082
Petroleum Development Corp.*	2,051	76,072
Petroquest Energy, Inc.*	4,829	29,650
Renewable Energy Group, Inc.*	611	6,330
Rentech, Inc.*	20,009	41,619
Resolute Energy Corp.*	3,942	44,860
REX American Resources Corp.*	639	19,617
Rex Energy Corp.*	3,511	37,497
Rosetta Resources, Inc.*	4,480	218,445
Sanchez Energy Corp.*	878	19,711
Scorpio Tankers, Inc.*	1,952	13,781
SemGroup Corp.*	3,411	99,397
Ship Finance International Ltd.	3,913	59,869
Solazyme, Inc.*	902	13,196
Stone Energy Corp.*	4,027	115,132
Swift Energy Co.*	3,486	101,199
Syntroleum Corp.*	7,195	6,943
Targa Resources Corp.	1,438	65,357
Teekay Tankers Ltd.	3,309	20,086
Triangle Petroleum Corp.*	3,529	24,350
Uranerz Energy Corp.*	5,306	13,371
Uranium Energy Corp.*	5,621	21,922
Uranium Resources, Inc.*	7,675	6,983
Ur-Energy, Inc.*	8,505	10,376
USEC, Inc.*	9,538	10,110
Vaalco Energy, Inc.*	4,423	41,797
Venoco, Inc.*	2,430	26,341
Voyager Oil & Gas, Inc.*	3,860	9,380
W&T Offshore, Inc.	3,057	64,442
Warren Resources, Inc.*	6,571	21,421
Western Refining, Inc.	4,487	84,445
Westmoreland Coal Co.*	813	9,081
World Fuel Services Corp.	5,989	245,549
Zion Oil & Gas, Inc.*	2,061	5,441
		4,774,802

Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	3,437	116,755
Clearwater Paper Corp.*	2,010	66,752
Deltic Timber Corp.	942	59,619
KapStone Paper and Packaging Corp.*	3,351	66,015
Louisiana-Pacific Corp.*	11,093	103,720
Neenah Paper, Inc.	1,287	38,275
PH Glatfelter Co.	4,002	63,152
Schweitzer-Mauduit International, Inc.	1,362	94,060
Verso Paper Corp.*	1,363	2,562
Wausau Paper Corp.	4,288	40,221
		651,131

Personal Products - 0.5%
Elizabeth Arden, Inc.*	2,125	74,333
Female Health Co.	1,851	10,032
Inter Parfums, Inc.	1,484	23,284
Medifast, Inc.*	1,179	20,585
Nature's Sunshine Products, Inc.*	705	11,294
Nu Skin Enterprises, Inc.	4,633	268,297
Nutraceutical International Corp.*	861	12,536
Prestige Brands Holdings, Inc.*	4,259	74,447
Revlon, Inc.*	936	16,146
Schiff Nutrition International, Inc.*	1,196	14,699
Synutra International, Inc.*	1,867	10,978
USANA Health Sciences, Inc.*	626	23,369
		560,000

Pharmaceuticals - 1.9%
Acura Pharmaceuticals, Inc.*	651	2,252
Akorn, Inc.*	4,828	56,488
Alimera Sciences, Inc.*	608	2,055
Ampio Pharmaceuticals, Inc.*	1,629	5,555
Auxilium Pharmaceuticals, Inc.*	3,998	74,243
AVANIR Pharmaceuticals, Inc.*	11,236	38,427
Cadence Pharmaceuticals, Inc.*	4,180	15,466
Cempra, Inc.*	383	2,892
Columbia Laboratories, Inc.*	6,028	4,280
Corcept Therapeutics, Inc.*	2,345	9,216
Cornerstone Therapeutics, Inc.*	514	3,063
Depomed, Inc.*	4,576	28,646
Durect Corp.*	6,632	5,306
Endocyte, Inc.*	1,556	7,749
Forest Laboratories, Inc.*	1,024	—
Hi-Tech Pharmacal Co., Inc.*	922	33,127
Impax Laboratories, Inc.*	5,480	134,698
ISTA Pharmaceuticals, Inc.*	2,131	19,200
Jazz Pharmaceuticals plc*	1,815	87,973
KV Pharmaceutical Co.*	4,232	5,586
Lannett Co., Inc.*	798	3,328
MAP Pharmaceuticals, Inc.*	1,600	22,976
Medicines Co.*	4,658	93,486
Medicis Pharmaceutical Corp.	5,224	196,370
Nektar Therapeutics*	9,930	78,646
Obagi Medical Products, Inc.*	1,589	21,293
Optimer Pharmaceuticals, Inc.*	3,923	54,530
Pacira Pharmaceuticals, Inc.*	400	4,616
Pain Therapeutics, Inc.*	3,031	10,881
Par Pharmaceutical Co.'s, Inc.*	3,067	118,785
Pernix Therapeutics Holdings, Inc.*	280	2,520
Pozen, Inc.*	2,758	16,548
Questcor Pharmaceuticals, Inc.*	4,494	169,064
Sagent Pharmaceuticals, Inc.*	547	9,775
Salix Pharmaceuticals Ltd.*	4,969	260,872
Santarus, Inc.*	5,438	31,812
Sucampo Pharmaceuticals, Inc.*	729	5,431
Transcept Pharmaceuticals, Inc.*	497	5,228
Viropharma, Inc.*	5,993	180,210
VIVUS, Inc.*	8,279	185,118
XenoPort, Inc.*	2,847	12,812
Zogenix, Inc.*	704	1,408
		2,021,931

Professional Services - 1.5%
Acacia Research Corp.*	3,648	152,267
Advisory Board Co.*	1,353	119,903
Barrett Business Services, Inc.	606	12,017
CBIZ, Inc.*	3,612	22,828
CDI Corp.	1,164	20,870
Corporate Executive Board Co.	2,836	121,976
CoStar Group, Inc.*	2,078	143,486
CRA International, Inc.*	1,024	25,825
Exponent, Inc.*	1,204	58,418
Franklin Covey Co.*	1,007	9,476
FTI Consulting, Inc.*	3,456	129,669
GP Strategies Corp.*	1,245	21,787
Heidrick & Struggles International, Inc.	1,525	33,596
Hill International, Inc.*	2,682	10,540
Hudson Highland Group, Inc.*	2,983	16,048
Huron Consulting Group, Inc.*	1,926	72,341
ICF International, Inc.*	1,488	37,751
Insperity, Inc.	1,904	58,339
Kelly Services, Inc.	2,314	37,001
Kforce, Inc.*	2,687	40,036
Korn/Ferry International*	4,020	67,335
Mistras Group, Inc.*	1,338	31,871
Navigant Consulting, Inc.*	4,439	61,746
Odyssey Marine Exploration, Inc.*	5,528	17,137
On Assignment, Inc.*	3,191	55,747
Pendrell Corp.*	12,424	32,427
Resources Connection, Inc.	4,053	56,945
RPX Corp.*	785	13,314
The Dolan Co.*	2,652	24,160
TrueBlue, Inc.*	3,417	61,096
VSE Corp.	430	10,668
		1,576,620

Real Estate Investment Trusts - 8.8%
Acadia Realty Trust	3,510	79,115
AG Mortgage Investment Trust, Inc.	519	10,245
Agree Realty Corp.	808	18,245
Alexander's, Inc.	180	70,898
American Assets Trust, Inc.	2,814	64,159
American Campus Communities, Inc.	6,260	279,947
American Capital Mortgage Investment Corp.	1,479	32,198
Anworth Mortgage Asset Corp.	11,379	74,874
Apollo Commercial Real Estate Finance, Inc.	1,790	28,014
ARMOUR Residential REIT, Inc.	14,984	101,142
Ashford Hospitality Trust, Inc.	4,213	37,959
Associated Estates Realty Corp.	3,619	59,134
BioMed Realty Trust, Inc.	13,036	247,423
Campus Crest Communities, Inc.	2,673	31,167
CapLease, Inc.	5,937	23,926
Capstead Mortgage Corp.	7,157	93,828
CBL & Associates Properties, Inc.	12,552	237,484
Cedar Realty Trust, Inc.	5,667	29,015
Chatham Lodging Trust	1,208	15,330
Chesapeake Lodging Trust	2,643	47,495
Cogdell Spencer, Inc.	4,463	18,923
Colonial Properties Trust	7,410	161,019
Colony Financial, Inc.	2,880	47,174
Coresite Realty Corp.	1,633	38,522
Cousins Properties, Inc.	8,017	60,769
CreXus Investment Corp.	4,452	46,034
CubeSmart	10,673	127,009
CYS Investments, Inc.	9,435	123,504
DCT Industrial Trust, Inc.	20,189	119,115
DiamondRock Hospitality Co.	13,755	141,539
DuPont Fabros Technology, Inc.	4,834	118,191
Dynex Capital, Inc.	4,570	43,643
EastGroup Properties, Inc.	2,360	118,519
Education Realty Trust, Inc.	8,005	86,774
Entertainment Properties Trust	3,953	183,340
Equity Lifestyle Properties, Inc.	2,743	191,297
Equity One, Inc.	4,409	89,150
Excel Trust, Inc.	2,611	31,541
Extra Space Storage, Inc.	7,955	229,024
FelCor Lodging Trust, Inc.*	10,890	39,204
First Industrial Realty Trust, Inc.*	7,356	90,847
First Potomac Realty Trust	4,374	52,882
Franklin Street Properties Corp.	6,050	64,130
Getty Realty Corp.	2,045	31,861
Gladstone Commercial Corp.	887	15,265
Glimcher Realty Trust	11,837	120,974
Government Properties Income Trust	2,981	71,872
Hatteras Financial Corp.	6,351	177,193
Healthcare Realty Trust, Inc.	6,578	144,716
Hersha Hospitality Trust	11,777	64,302
Highwoods Properties, Inc.	6,107	203,485
Home Properties, Inc.	4,017	245,077
Hudson Pacific Properties, Inc.	1,567	23,709
Inland Real Estate Corp.	6,505	57,699
Invesco Mortgage Capital, Inc.	9,855	173,941
Investors Real Estate Trust	6,564	50,477
iStar Financial, Inc.*	6,969	50,525
Kilroy Realty Corp.	5,784	269,592
Kite Realty Group Trust	5,032	26,519
LaSalle Hotel Properties	7,242	203,790
Lexington Realty Trust	10,044	90,296
LTC Properties, Inc.	2,654	84,928
Medical Properties Trust, Inc.	11,381	105,616
MFA Financial, Inc.	30,061	224,556
Mid-America Apartment Communities, Inc.	3,456	231,656
Mission West Properties, Inc.	1,847	18,211
Monmouth Real Estate Investment Corp.	3,342	32,551
MPG Office Trust, Inc.*	4,455	10,425
National Health Investors, Inc.	2,137	104,243
National Retail Properties, Inc.	8,815	239,680
Newcastle Investment Corp.	9,411	59,101
NorthStar Realty Finance Corp.	9,522	51,514
Omega Healthcare Investors, Inc.	8,616	183,176
One Liberty Properties, Inc.	1,012	18,520
Parkway Properties, Inc.	1,887	19,776
Pebblebrook Hotel Trust	4,131	93,278
Pennsylvania Real Estate Investment Trust	4,838	73,876
Pennymac Mortgage Investment Trust	2,592	48,393
Post Properties, Inc.	4,476	209,745
Potlatch Corp.	3,299	103,391
PS Business Parks, Inc.	1,620	106,175
RAIT Financial Trust	3,063	15,223
Ramco-Gershenson Properties Trust	3,319	40,558
Redwood Trust, Inc.	6,814	76,317
Resource Capital Corp.	6,576	35,445
Retail Opportunity Investments Corp.	4,307	51,856
RLJ Lodging Trust	2,263	42,160
Sabra Healthcare REIT, Inc.	3,180	52,279
Saul Centers, Inc.	656	26,476
Sovran Self Storage, Inc.	2,414	120,290
STAG Industrial, Inc.	1,305	18,218
Starwood Property Trust, Inc.	7,660	161,013
Strategic Hotels & Resorts, Inc.*	14,365	94,522
Summit Hotel Properties, Inc.	2,273	17,229
Sun Communities, Inc.	2,234	96,799
Sunstone Hotel Investors, Inc.*	10,323	100,546
Tanger Factory Outlet Centers, Inc.	7,232	215,007
Terreno Realty Corp.	909	13,008
Two Harbors Investment Corp.	17,737	179,853
UMH Properties, Inc.	1,025	11,234
Universal Health Realty Income Trust	985	39,036
Urstadt Biddle Properties, Inc.	2,125	41,948
Washington Real Estate Investment Trust	5,607	166,528
Whitestone REIT	617	8,046
Winthrop Realty Trust	2,311	26,784
		9,494,227

Real Estate Management & Development - 0.1%
AV Homes, Inc.*	824	10,036
Consolidated-Tomoka Land Co.	345	10,264
Forestar Group, Inc.*	3,184	49,002
Kennedy-Wilson Holdings, Inc.	1,927	26,014
Tejon Ranch Co.*	1,147	32,850
		128,166

Road & Rail - 1.2%
Amerco, Inc.	746	78,710
Arkansas Best Corp.	2,213	41,627
Avis Budget Group, Inc.*	8,976	127,010
Celadon Group, Inc.	2,068	32,157
Covenant Transportation Group, Inc.*	700	2,240
Dollar Thrifty Automotive Group, Inc.*	2,457	198,796
Genesee & Wyoming, Inc.*	3,356	183,171
Heartland Express, Inc.	4,411	63,783
Knight Transportation, Inc.	5,197	91,779
Marten Transport Ltd.	1,347	29,728
Old Dominion Freight Line, Inc.*	4,039	192,539
Patriot Transportation Holding, Inc.*	453	10,550
Quality Distribution, Inc.*	1,268	17,473
RailAmerica, Inc.*	1,819	39,036
Roadrunner Transportation Systems, Inc.*	984	17,072
Saia, Inc.*	1,647	28,015
Swift Transportation Co.*	6,511	75,137
Universal Truckload Services, Inc.	475	7,155
Werner Enterprises, Inc.	3,764	93,573
Zipcar, Inc.*	842	12,470
		1,342,021

Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc.*	3,684	48,334
Alpha & Omega Semiconductor Ltd.*	1,207	11,611
Amkor Technology, Inc.*	8,247	50,678
Amtech Systems, Inc.*	787	6,556
Anadigics, Inc.*	6,771	16,047
Applied Micro Circuits Corp.*	5,726	39,738
ATMI, Inc.*	2,756	64,215
Axcelis Technologies, Inc.*	9,665	16,624
AXT, Inc.*	2,876	18,263
Brooks Automation, Inc.	5,690	70,158
Cabot Microelectronics Corp.	1,932	75,116
Cavium, Inc.*	4,118	127,411
Ceva, Inc.*	1,987	45,125
Cirrus Logic, Inc.*	5,442	129,520
Cohu, Inc.	2,037	23,161
Cymer, Inc.*	2,629	131,450
Diodes, Inc.*	2,966	68,752
DSP Group, Inc.*	2,403	16,004
Entegris, Inc.*	11,489	107,307
Entropic Communications, Inc.*	7,041	41,049
Exar Corp.*	3,348	28,123
Formfactor, Inc.*	4,374	24,407
FSI International, Inc.*	2,985	14,597
GSI Technology, Inc.*	2,002	8,488
GT Advanced Technologies, Inc.*	10,346	85,561
Hittite Microwave Corp.*	2,575	139,848
Inphi Corp.*	1,686	23,907
Integrated Device Technology, Inc.*	12,177	87,066
Integrated Silicon Solution, Inc.*	2,404	26,829
Intermolecular, Inc.*	805	4,999
IXYS Corp.*	2,094	27,641
Kopin Corp.*	6,180	25,153
Kulicke & Soffa Industries, Inc.*	6,129	76,183
Lattice Semiconductor Corp.*	10,150	65,265
LTX-Credence Corp.*	4,282	30,788
MaxLinear, Inc.*	693	3,860
Micrel, Inc.	4,448	45,636
Microsemi Corp.*	7,262	155,697
Mindspeed Technologies, Inc.*	2,963	18,874
MIPS Technologies, Inc.*	4,384	23,849
MKS Instruments, Inc.	4,379	129,312
Monolithic Power Systems, Inc.*	2,829	55,646
MoSys, Inc.*	2,517	9,992
Nanometrics, Inc.*	1,653	30,597
NVE Corp.*	408	21,624
Omnivision Technologies, Inc.*	4,424	88,480
PDF Solutions, Inc.*	2,096	17,669
Pericom Semiconductor Corp.*	2,352	19,028
Photronics, Inc.*	4,675	31,089
PLX Technology, Inc.*	3,845	15,457
Power Integrations, Inc.	2,370	87,974
Rambus, Inc.*	8,069	52,045
RF Micro Devices, Inc.*	23,479	116,925
Rubicon Technology, Inc.*	1,417	14,779
Rudolph Technologies, Inc.*	2,894	32,152
Semtech Corp.*	5,362	152,603
Sigma Designs, Inc.*	2,722	14,100
Silicon Image, Inc.*	7,111	41,813
Spansion, Inc.*	4,135	50,364
Standard Microsystems Corp.*	1,961	50,731
STR Holdings, Inc.*	2,482	12,013
Supertex, Inc.*	1,019	18,413
Tessera Technologies, Inc.*	4,394	75,797
TriQuint Semiconductor, Inc.*	13,495	93,048
Ultra Clean Holdings, Inc.*	2,008	15,140
Ultratech, Inc.*	2,206	63,930
Veeco Instruments, Inc.*	3,348	95,753
Volterra Semiconductor Corp.*	2,168	74,612
		3,504,976

Software - 4.2%
Accelrys, Inc.*	4,811	38,392
ACI Worldwide, Inc.*	3,229	130,032
Actuate Corp.*	2,953	18,545
Advent Software, Inc.*	2,747	70,323
American Software, Inc.	1,795	15,401
Aspen Technology, Inc.*	6,953	142,745
AVG Technologies NV*	692	10,345
Blackbaud, Inc.	3,657	121,522
Bottomline Technologies, Inc.*	2,906	81,194
BroadSoft, Inc.*	1,853	70,877
Callidus Software, Inc.*	2,464	19,244
Commvault Systems, Inc.*	3,729	185,107
Concur Technologies, Inc.*	3,784	217,126
Convio, Inc.*	1,008	15,594
Deltek, Inc.*	2,049	21,842
Digimarc Corp.*	626	17,490
Ebix, Inc.	2,498	57,854
Ellie Mae, Inc.*	704	7,857
EPIQ Systems, Inc.	2,837	34,328
ePlus, Inc.*	291	9,303
Fair Isaac Corp.	3,024	132,754
FalconStor Software, Inc.*	2,372	8,871
Glu Mobile, Inc.*	3,444	16,703
Guidance Software, Inc.*	1,234	13,636
Guidewire Software, Inc.*	821	25,270
Imperva, Inc.*	459	17,970
Interactive Intelligence Group, Inc.*	1,211	36,948
JDA Software Group, Inc.*	3,477	95,548
Jive Software, Inc.*	1,318	35,797
Kenexa Corp.*	2,325	72,633
Manhattan Associates, Inc.*	1,786	84,889
Mentor Graphics Corp.*	7,913	117,587
MicroStrategy, Inc.*	656	91,840
Monotype Imaging Holdings, Inc.*	2,939	43,791
Motricity, Inc.*	3,042	3,346
Netscout Systems, Inc.*	3,069	62,423
NetSuite, Inc.*	2,237	112,499
Opnet Technologies, Inc.	1,163	33,727
Parametric Technology Corp.*	10,068	281,300
Pegasystems, Inc.	1,412	53,882
Progress Software Corp.*	5,508	130,099
PROS Holdings, Inc.*	1,692	31,640
QAD, Inc.*	409	5,358
QLIK Technologies, Inc.*	5,954	190,528
Quest Software, Inc.*	4,821	112,185
RealPage, Inc.*	2,492	47,772
Rosetta Stone, Inc.*	971	10,021
Seachange International, Inc.*	2,173	16,906
Smith Micro Software, Inc.*	3,160	7,363
SolarWinds, Inc.*	4,832	186,757
Sourcefire, Inc.*	2,404	115,704
SRS Labs, Inc.*	917	6,373
SS&C Technologies Holdings, Inc.*	2,072	48,340
Synchronoss Technologies, Inc.*	2,137	68,213
Take-Two Interactive Software, Inc.*	6,161	94,787
Taleo Corp.*	3,479	159,790
Tangoe, Inc.*	844	15,876
TeleCommunication Systems, Inc.*	4,709	13,091
TeleNav, Inc.*	1,354	9,505
THQ, Inc.*	5,911	3,310
TiVo, Inc.*	10,101	121,111
Tyler Technologies, Inc.*	2,515	96,601
Ultimate Software Group, Inc.*	2,123	155,573
VASCO Data Security International, Inc.*	2,346	25,313
Verint Systems, Inc.*	1,740	56,359
VirnetX Holding Corp.*	3,345	80,046
Wave Systems Corp.*	7,430	13,820
Websense, Inc.*	3,283	69,238
		4,518,214

Specialty Retail - 3.7%
Aeropostale, Inc.*	6,634	143,427
America's Car-Mart, Inc.*	726	31,929
ANN, Inc.*	4,278	122,522
Asbury Automotive Group, Inc.*	2,543	68,661
Ascena Retail Group, Inc.*	5,191	230,065
Barnes & Noble, Inc.*	2,386	31,615
Bebe Stores, Inc.	3,035	28,013
Big 5 Sporting Goods Corp.	2,261	17,726
Body Central Corp.*	966	28,033
Brown Shoe Co., Inc.	3,799	35,065
Build-A-Bear Workshop, Inc.*	1,790	9,398
Cabela's, Inc.*	3,512	133,983
Casual Male Retail Group, Inc.*	3,868	12,996
Cato Corp.	2,436	67,331
Charming Shoppes, Inc.*	10,135	59,796
Christopher & Banks Corp.	3,717	6,914
Citi Trends, Inc.*	1,298	14,875
Coldwater Creek, Inc.*	6,271	7,274
Collective Brands, Inc.*	5,379	105,751
Conn's, Inc.*	1,230	18,881
Cost Plus, Inc.*	1,561	27,942
Destination Maternity Corp.	1,034	19,201
Express, Inc.*	4,541	113,434
Finish Line, Inc.	4,450	94,429
Francesca's Holdings Corp.*	825	26,078
Genesco, Inc.*	1,947	139,503
GNC Holdings, Inc.	1,878	65,523
Group 1 Automotive, Inc.	1,974	110,880
Haverty Furniture Co.'s, Inc.	1,689	18,748
hhgregg, Inc.*	1,366	15,545
Hibbett Sports, Inc.*	2,252	122,847
HOT Topic, Inc.	4,130	41,919
Jos A Bank Clothiers, Inc.*	2,270	114,431
Kirkland's, Inc.*	1,736	28,088
Lithia Motors, Inc.	2,010	52,662
Lumber Liquidators Holdings, Inc.*	1,947	48,889
MarineMax, Inc.*	2,047	16,847
Mattress Firm Holding Corp.*	476	18,040
Men's Wearhouse, Inc.	4,231	164,036
Monro Muffler, Inc.	2,604	108,040
New York & Co., Inc.*	1,850	6,901
Office Depot, Inc.*	22,811	78,698
OfficeMax, Inc.*	7,420	42,442
Pacific Sunwear Of California, Inc.*	6,164	10,849
Penske Automotive Group, Inc.	3,866	95,220
Pier 1 Imports, Inc.*	8,354	151,876
Rent-A-Center, Inc.	4,979	187,957
Rue21, Inc.*	1,285	37,702
Select Comfort Corp.*	4,776	154,695
Shoe Carnival, Inc.*	949	30,577
Sonic Automotive, Inc.	3,488	62,470
Stage Stores, Inc.	2,657	43,150
Stein Mart, Inc.*	2,802	18,493
Systemax, Inc.*	1,000	16,860
Talbots, Inc.*	6,142	18,610
Teavana Holdings, Inc.*	588	11,595
The Buckle, Inc.	2,285	109,451
The Childrens Place Retail Stores, Inc.*	2,073	107,112
The Pep Boys-Manny, Moe & Jack	4,589	68,468
Vitamin Shoppe, Inc.*	2,039	90,144
West Marine, Inc.*	1,507	18,054
Wet Seal, Inc.*	7,596	26,206
Winmark Corp.	223	12,921
Zale Corp.*	2,641	8,161
Zumiez, Inc.*	1,798	64,926
		3,994,875

Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.*	4,040	201,071
Cherokee, Inc.	800	9,112
Columbia Sportswear Co.	999	47,402
CROCS, Inc.*	7,629	159,599
Delta Apparel, Inc.*	555	9,119
G-III Apparel Group Ltd.*	1,354	38,481
Iconix Brand Group, Inc.*	5,994	104,176
Jones Group, Inc.	6,872	86,312
Kenneth Cole Productions, Inc.*	718	11,560
K-Swiss, Inc.*	2,719	11,148
Liz Claiborne, Inc.*	8,254	110,273
Maidenform Brands, Inc.*	2,005	45,133
Movado Group, Inc.	1,614	39,624
Oxford Industries, Inc.	1,090	55,394
Perry Ellis International, Inc.*	933	17,419
Quiksilver, Inc.*	11,336	45,797
RG Barry Corp.	783	9,553
Skechers U.S.A., Inc.*	3,027	38,503
Steven Madden Ltd.*	3,217	137,527
True Religion Apparel, Inc.*	2,223	60,910
Unifi, Inc.*	1,199	11,582
Vera Bradley, Inc.*	1,628	49,149
Warnaco Group, Inc.*	3,431	200,370
Wolverine World Wide, Inc.	4,079	151,657
		1,650,871

Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	948	17,424
Astoria Financial Corp.	7,553	74,473
Bank Mutual Corp.	4,721	19,073
BankFinancial Corp.	1,984	13,134
Beneficial Mutual Bancorp, Inc.*	2,733	23,886
Berkshire Hills Bancorp, Inc.	1,732	39,697
BofI Holding, Inc.*	653	11,153
Brookline Bancorp, Inc.	5,764	54,009
Cape Bancorp, Inc.*	943	7,525
Charter Financial Corp.	570	5,107
Clifton Savings Bancorp, Inc.	836	8,719
Dime Community Bancshares, Inc.	2,336	34,129
Doral Financial Corp.*	10,461	16,110
ESB Financial Corp.	871	12,560
ESSA Bancorp, Inc.	931	9,124
Federal Agricultural Mortgage Corp., Class C	895	20,318
First Defiance Financial Corp.	799	13,471
First Financial Holdings, Inc.	1,715	18,865
First Pactrust Bancorp, Inc.	699	8,332
Flagstar Bancorp, Inc.*	16,068	14,783
Flushing Financial Corp.	2,726	36,692
Fox Chase Bancorp, Inc.	1,196	15,548
Franklin Financial Corp.*	1,141	15,324
Home Federal Bancorp, Inc.	1,548	15,681
Home Loan Servicing Solutions, Ltd.	1,130	15,752
HomeStreet, Inc.*	373	10,369
Kearny Financial Corp.	1,413	13,777
Meridian Interstate Bancorp, Inc.*	838	11,003
MGIC Investment Corp.*	15,423	76,498
Northfield Bancorp, Inc.	1,401	19,922
Northwest Bancshares, Inc.	8,269	105,016
OceanFirst Financial Corp.	1,506	21,445
Ocwen Financial Corp.*	8,314	129,948
Oritani Financial Corp.	3,882	56,988
Provident Financial Services, Inc.	5,242	76,166
Provident New York Bancorp	3,407	28,823
Radian Group, Inc.	11,633	50,604
Rockville Financial, Inc.	2,425	28,251
Roma Financial Corp.	676	6,618
Territorial Bancorp, Inc.	940	19,561
Trustco Bank Corp. NY	7,825	44,681
United Financial Bancorp, Inc.	1,552	24,553
ViewPoint Financial Group, Inc.	2,863	44,033
Walker & Dunlop, Inc.*	1,163	14,654
Westfield Financial, Inc.	2,745	21,713
WSFS Financial Corp.	490	20,090
		1,345,602

Tobacco - 0.2%
Alliance One International, Inc.*	7,793	29,380
Star Scientific, Inc.*	8,949	29,353
Universal Corp.	1,903	88,680
Vector Group Ltd.	4,166	73,821
		221,234

Trading Companies & Distributors - 1.2%
Aceto Corp.	2,638	25,035
Aircastle Ltd.	4,886	59,805
Applied Industrial Technologies, Inc.	3,482	143,215
Beacon Roofing Supply, Inc.*	3,984	102,628
CAI International, Inc.*	1,034	18,798
DXP Enterprises, Inc.*	857	37,271
Essex Rental Corp.*	1,407	5,375
H&E Equipment Services, Inc.*	2,568	48,586
Houston Wire & Cable Co.	1,646	22,863
Interline Brands, Inc.*	2,888	62,410
Kaman Corp.	2,263	76,829
Lawson Products, Inc.	334	5,047
RSC Holdings, Inc.*	5,568	125,781
Rush Enterprises, Inc.*	2,789	59,183
SeaCube Container Leasing Ltd.	1,121	19,281
TAL International Group, Inc.	1,868	68,574
Textainer Group Holdings Ltd.	882	29,900
Titan Machinery, Inc.*	1,140	32,148
United Rentals, Inc.*	5,288	226,802
Watsco, Inc.	2,311	171,106
		1,340,637

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	1,730	28,026

Venture Capital - 0.0%
Magnum Hunter Resources, Warrants (strike price $3.65/share, expires 10/14/2013)*	871	—

Water Utilities - 0.2%
American States Water Co.	1,623	58,655
Artesian Resources Corp.	490	9,207
Cadiz, Inc.*	1,262	11,611
California Water Service Group	3,516	64,026
Connecticut Water Service, Inc.	883	24,980
Consolidated Water Co., Inc.	1,510	11,944
Middlesex Water Co.	1,560	29,469
SJW Corp.	1,344	32,417
York Water Co.	1,309	22,646
		264,955

Wireless Telecommunication Services - 0.1%
Leap Wireless International, Inc.*	5,019	43,816
NTELOS Holdings Corp.	1,286	26,620
Shenandoah Telecommunications Co.	2,077	23,159
USA Mobility, Inc.	1,934	26,941
		120,536

Total Equity Securities (Cost $93,627,911)		104,229,555

EXCHANGE TRADED FUNDS - 0.6%
iShares Russell 2000 Index Fund	7,500	621,375

Total Exchange Traded Funds (Cost $612,700)		621,375

U.S. TREASURY - 0.4%	PRINCIPAL AMOUNT
United States Treasury Bills, 0.145%, 9/20/12^	$400,000	399,723

Total U.S. Treasury (Cost $399,723)		399,723

TIME DEPOSIT - 3.4%
State Street Bank Time Deposit, 0.113%, 4/2/12	3,711,716	3,711,716

Total Time Deposit (Cost $3,711,716)		3,711,716

TOTAL INVESTMENTS (Cost $98,352,050) - 100.6%		108,962,369
Other assets and liabilities, net - (0.6%)		(635,971)
NET ASSETS - 100%		$108,326,398

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	45	6/12	$3,724,650	$168,605

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by $400,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 97.5%	SHARES	VALUE
Australia - 8.2%
AGL Energy Ltd.	6,126	$93,679
Alumina Ltd.	32,405	41,491
Amcor Ltd.	16,299	125,721
AMP Ltd.	37,972	170,067
APA Group	7,228	38,218
Asciano Ltd.	12,952	65,797
ASX Ltd.	2,325	80,027
Australia & New Zealand Banking Group Ltd.	35,047	845,151
Bendigo and Adelaide Bank Ltd.	4,878	39,194
BGP Holdings plc*	77,172	—
BHP Billiton Ltd.	42,718	1,532,803
Boral Ltd.	9,906	41,388
Brambles Ltd.	19,645	144,605
Caltex Australia Ltd.	1,792	25,806
Campbell Brothers Ltd.	897	62,522
CFS Retail Property Trust	24,511	45,487
Coca-Cola Amatil Ltd.	7,549	97,596
Cochlear Ltd.	753	48,324
Commonwealth Bank of Australia	20,966	1,088,998
Computershare Ltd.	5,903	55,079
Crown Ltd.	5,328	48,002
CSL Ltd.	6,988	260,016
Dexus Property Group	64,261	57,962
Echo Entertainment Group Ltd.	9,095	41,394
Fairfax Media Ltd.	29,671	22,302
Fortescue Metals Group Ltd.	16,538	99,617
Goodman Group	93,289	66,735
GPT Group	23,077	74,646
Harvey Norman Holdings Ltd.	7,053	14,698
Iluka Resources Ltd.	5,560	102,547
Incitec Pivot Ltd.	21,629	70,635
Insurance Australia Group Ltd.	27,609	97,320
Leighton Holdings Ltd.	2,010	44,428
Lend Lease Group	7,202	55,776
Lynas Corp Ltd.*	22,609	25,667
Macquarie Group Ltd.	4,606	138,865
Metcash Ltd. (b)	10,210	45,417
Mirvac Group	45,376	55,041
National Australia Bank Ltd.	29,320	747,779
Newcrest Mining Ltd.	10,164	312,754
Orica Ltd.	4,823	139,857
Origin Energy Ltd.	14,447	199,955
OZ Minerals Ltd.	4,206	42,559
Qantas Airways Ltd.*	14,739	27,276
QBE Insurance Group Ltd.	14,838	217,981
QR National Ltd.	22,681	87,709
Ramsay Health Care Ltd.	1,744	35,348
Rio Tinto Ltd.	5,786	392,311
Santos Ltd.	12,520	184,837
Sims Metal Management Ltd.	2,182	33,232
Sonic Healthcare Ltd.	4,900	63,603
SP AusNet	18,559	20,684
Stockland	30,868	94,087
Suncorp Group Ltd.	17,085	148,788
Sydney Airport	4,943	14,708
TABCORP Holdings Ltd.	9,481	26,736
Tatts Group Ltd.	17,511	45,023
Telstra Corp. Ltd.	57,834	197,266
Toll Holdings Ltd.	8,958	54,516
Transurban Group	17,253	100,167
Wesfarmers Ltd. PPS	13,348	415,433
Westfield Group	29,129	266,661
Westfield Retail Trust	38,530	103,061
Westpac Banking Corp.	40,314	914,904
Woodside Petroleum Ltd.	8,573	309,393
Woolworths Ltd.	16,297	438,956
WorleyParsons Ltd.	2,567	76,194
		11,674,799

Austria - 0.2%
Erste Group Bank AG	2,511	57,892
IMMOFINANZ AG*	13,104	47,598
OMV AG	2,173	77,221
Raiffeisen Bank International AG	649	22,933
Telekom Austria AG	4,412	51,372
Verbund AG	904	27,496
Vienna Insurance Group AG Wiener Versicherung Gruppe	509	22,445
Voestalpine AG	1,459	49,056
		356,013

Belgium - 1.0%
Ageas	29,382	64,568
Anheuser-Busch InBev NV	10,679	780,063
Belgacom SA	2,020	64,929
Colruyt SA	1,005	40,391
Delhaize Group	1,348	70,911
Groupe Bruxelles Lambert SA	1,071	82,888
KBC Groep NV	2,139	53,651
Mobistar SA	398	19,822
NV Bekaert SA	516	16,620
Solvay SA	787	93,158
UCB SA	1,339	57,761
Umicore SA	1,513	83,333
		1,428,095

Denmark - 1.1%
AP Moeller - Maersk A/S:
Series A	7	51,479
Series B	17	131,234
Carlsberg A/S, Series B	1,420	117,304
Coloplast A/S, Series B	302	52,277
Danske Bank A/S*	8,661	146,664
DSV A/S	2,527	57,282
Novo Nordisk A/S, Series B	5,656	782,944
Novozymes A/S, Series B	3,066	89,279
TDC A/S	4,930	35,849
Tryg A/S	339	19,111
Vestas Wind Systems A/S*	2,705	27,435
William Demant Holding A/S*	309	28,793
		1,539,651

Finland - 0.9%
Elisa Oyj	1,877	44,977
Fortum Oyj	5,898	143,137
Kesko Oyj, Series B	888	28,809
Kone Oyj, Series B	2,067	115,128
Metso Oyj	1,697	72,525
Neste Oil Oyj	1,702	20,959
Nokia Oyj	49,732	270,699
Nokian Renkaat Oyj	1,461	71,186
Orion Oyj, Class B	1,252	24,742
Pohjola Bank plc	1,834	20,310
Sampo Oyj	5,578	161,181
Sanoma Oyj	1,081	13,838
Stora Enso Oyj, Series R	7,725	57,376
UPM-Kymmene Oyj	6,983	95,070
Wartsila Oyj Abp	2,226	83,942
		1,223,879

France - 8.6%
Accor SA	1,958	69,894
Aeroports de Paris	459	37,666
Air Liquide SA	3,774	503,043
Alcatel-Lucent*	30,812	70,052
Alstom SA	2,736	106,750
Arkema SA	734	68,385
Atos SA	657	37,886
AXA SA	23,109	383,027
BNP Paribas SA	12,852	609,667
Bouygues	2,508	76,685
Bureau Veritas SA	725	63,806
Cap Gemini SA	1,965	87,935
Carrefour SA	7,668	183,793
Casino Guichard-Perrachon SA	734	72,330
Christian Dior SA	723	110,918
Cie de Saint-Gobain	5,342	238,523
Cie Generale de Geophysique - Veritas*	1,915	56,663
Cie Generale des Etablissements Michelin, Common Series B	2,394	178,225
Cie Generale d'Optique Essilor International SA	2,670	237,936
CNP Assurances SA	1,972	30,766
Credit Agricole SA	13,291	82,589
Dassault Systemes SA	785	72,216
Edenred	2,099	63,143
EDF SA	3,191	72,804
Eiffage SA	537	20,773
Eurazeo SA	407	20,705
Eutelsat Communications SA	1,756	64,907
Fonciere Des Regions	364	29,234
France Telecom SA	24,623	364,617
GDF Suez	16,441	424,654
Gecina SA	291	30,399
Groupe Danone	7,755	540,830
Groupe Eurotunnel SA	7,275	63,172
Icade SA	309	27,561
Iliad SA	254	34,987
Imerys SA	451	27,417
JC Decaux SA*	882	26,945
Klepierre SA	1,385	48,018
Lafarge SA	2,662	127,024
Lagardere SCA	1,567	48,331
Legrand SA	2,976	109,487
L'Oreal SA	3,192	393,672
LVMH Moet Hennessy Louis Vuitton SA	3,376	580,048
Natixis	12,300	47,318
Neopost SA	428	27,520
Pernod-Ricard SA	2,631	275,051
Peugeot SA	3,062	49,303
PPR SA	1,010	173,735
Publicis Groupe	1,929	106,323
Renault SA	2,552	134,502
Safran SA	2,215	81,386
Sanofi SA	15,154	1,176,660
Schneider Electric SA	6,500	424,617
SCOR SE	2,298	62,082
Societe BIC SA	386	38,727
Societe Generale SA	8,774	256,984
Societe Television Francaise 1	1,558	19,074
Sodexo	1,252	102,773
Suez Environnement SA	3,721	57,060
Technip SA	1,317	155,121
Thales SA	1,321	49,427
Total SA	28,235	1,439,735
Unibail-Rodamco	1,218	243,540
Vallourec SA	1,504	95,262
Veolia Environnement SA	4,838	80,221
Vinci SA	6,012	313,453
Vivendi	16,587	304,343
Wendel SA	435	37,152
		12,248,852

Germany - 8.4%
Adidas AG	2,778	216,851
Allianz SE	6,045	721,192
Axel Springer AG	525	26,511
BASF SE	12,217	1,068,511
Bayer AG	10,999	773,518
Bayerische Motoren Werke AG:
Common	4,396	395,265
Preferred	693	41,154
Beiersdorf AG	1,338	87,290
Brenntag AG	444	54,362
Celesio AG	1,129	20,429
Commerzbank AG*	47,520	120,205
Continental AG*	1,062	100,219
Daimler AG	12,056	726,800
Deutsche Bank AG	12,343	613,995
Deutsche Boerse AG	2,589	174,272
Deutsche Lufthansa AG	3,040	42,543
Deutsche Post AG	11,238	216,313
Deutsche Telekom AG	37,301	448,994
E.ON AG	23,915	572,735
Fraport AG Frankfurt Airport Services Worldwide	487	30,489
Fresenius Medical Care AG & Co. KGaA	2,790	197,698
Fresenius SE & Co. KGaA	1,510	154,819
GEA Group AG	2,318	79,932
Hannover Rueckversicherung AG	800	47,514
HeidelbergCement AG	1,867	112,988
Henkel AG & Co. KGaA:
Common	1,725	107,649
Preferred	2,365	173,259
Hochtief AG	562	34,090
Infineon Technologies AG	14,431	147,517
K+S AG	2,287	119,621
Kabel Deutschland Holding AG*	1,195	73,794
Lanxess AG	1,104	91,243
Linde AG	2,271	407,453
MAN SE	842	112,086
Merck KGAA	858	94,937
Metro AG	1,721	66,528
Muenchener Rueckversicherungs AG	2,385	359,531
Porsche Automobil Holding SE, Preferred	2,033	119,958
ProSiebenSat.1 Media AG, Preferred	1,016	26,107
RWE AG:
Common	6,509	310,767
Preferred	517	22,726
Salzgitter AG	518	28,385
SAP AG	12,239	854,521
Siemens AG	10,944	1,103,106
Suedzucker AG	880	28,016
ThyssenKrupp AG	5,124	127,531
United Internet AG	1,429	26,925
Volkswagen AG:
Common	391	63,035
Preferred	1,920	337,566
Wacker Chemie AG	207	18,248
		11,899,198

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA*	2,433	46,556
Hellenic Telecommunications Organization SA	3,254	13,842
National Bank of Greece SA*	12,696	32,505
OPAP SA	2,965	28,743
		121,646

Hong Kong - 2.9%
AIA Group Ltd.	111,959	410,244
ASM Pacific Technology Ltd.	2,630	38,277
Bank of East Asia Ltd.	20,502	76,972
BOC Hong Kong Holdings Ltd.	49,141	135,760
Cathay Pacific Airways Ltd.	15,672	28,985
Cheung Kong Holdings Ltd.	18,454	238,392
Cheung Kong Infrastructure Holdings Ltd.	6,221	37,778
CLP Holdings Ltd.	25,562	220,253
First Pacific Co. Ltd.	28,411	31,469
Foxconn International Holdings Ltd.*	28,682	20,355
Galaxy Entertainment Group Ltd.*	16,471	45,504
Genting Singapore plc*	80,960	109,784
Hang Lung Group Ltd.	11,638	74,421
Hang Lung Properties Ltd.	32,655	119,866
Hang Seng Bank Ltd.	10,155	135,369
Henderson Land Development Co. Ltd.	12,476	68,532
HKT Trust / HKT Ltd.*	1,154	904
Hong Kong & China Gas Co. Ltd.	62,950	160,856
Hong Kong Exchanges and Clearing Ltd.	13,611	228,596
Hopewell Holdings	7,567	20,759
Hutchison Whampoa Ltd.	28,308	282,743
Hysan Development Co. Ltd.	8,399	33,426
Kerry Properties Ltd.	9,548	42,918
Li & Fung Ltd.	75,274	172,764
Lifestyle International Holdings Ltd.	7,812	19,902
Link REIT	29,923	111,379
MTR Corp. Ltd.	19,202	68,877
New World Development Co. Ltd.	47,689	57,306
Noble Group Ltd.	51,025	56,002
NWS Holdings Ltd.	17,994	27,486
Orient Overseas International Ltd.	2,908	20,693
PCCW Ltd.	53,116	19,018
Power Assets Holdings Ltd.	18,422	135,242
Sands China Ltd.	32,063	125,126
Shangri-La Asia Ltd.	18,707	40,815
Sino Land Co.	39,166	62,551
SJM Holdings Ltd.	21,956	44,567
Sun Hung Kai Properties Ltd.	18,771	233,300
Swire Pacific Ltd.	9,620	107,856
Wharf Holdings Ltd.	20,113	109,318
Wheelock & Co. Ltd.	12,142	36,516
Wing Hang Bank Ltd.	2,352	23,371
Wynn Macau Ltd.	20,666	60,820
Yue Yuen Industrial Holdings Ltd.	9,853	34,581
		4,129,653

Ireland - 0.4%
CRH plc	9,563	195,102
Elan Corp. plc*	6,622	96,910
Experian plc	13,321	207,519
Kerry Group plc	1,864	86,249
Ryanair Holdings plc*	2,572	15,351
		601,131

Israel - 0.6%
Bank Hapoalim BM	14,068	51,705
Bank Leumi Le-Israel BM	15,654	49,339
Bezeq Israeli Telecommunication Corp Ltd.	23,320	38,324
Cellcom Israel Ltd.	726	9,204
Delek Group Ltd.	60	11,748
Elbit Systems Ltd.	312	12,115
Israel Chemicals Ltd.	5,901	67,199
Israel Corp Ltd.	30	20,215
Israel Discount Bank Ltd.*	10,496	13,904
Mizrahi Tefahot Bank Ltd.	1,638	14,772
NICE Systems Ltd.*	802	31,468
Partner Communications Co. Ltd.	1,136	8,770
Teva Pharmaceutical Industries Ltd.	12,521	554,124
		882,887

Italy - 2.2%
A2A SpA	14,561	11,679
Assicurazioni Generali SpA	15,506	240,674
Atlantia SpA	4,185	69,477
Autogrill SpA	1,520	16,042
Banca Carige SpA	8,584	11,263
Banca Monte dei Paschi di Siena SpA	64,910	27,360
Banco Popolare SC	23,419	44,406
Enel Green Power SpA	23,239	44,158
Enel SpA	87,412	316,110
ENI SpA	31,967	749,799
Exor SpA	851	21,481
Fiat Industrial SpA*	10,154	108,319
Fiat SpA	10,157	59,701
Finmeccanica SpA	5,374	29,094
Intesa Sanpaolo SpA	133,805	239,800
Intesa Sanpaolo SpA-RSP	12,383	19,105
Luxottica Group SpA	1,549	56,079
Mediaset SpA	9,411	25,952
Mediobanca SpA	6,861	40,291
Pirelli & C. SpA	3,158	37,562
Prysmian SpA	2,704	47,522
Saipem SpA	3,515	181,531
Snam SpA	21,340	102,612
Telecom Italia SpA	124,638	148,166
Telecom Italia SpA - RSP	80,025	78,645
Terna Rete Elettrica Nazionale SpA	16,015	64,365
UniCredit SpA	53,681	268,858
Unione di Banche Italiane SCPA	10,795	45,746
		3,105,797

Japan - 21.0%
ABC-Mart, Inc.	349	13,191
Advantest Corp.	1,987	31,439
Aeon Co. Ltd.	7,972	105,242
Aeon Credit Service Co. Ltd.	1,042	16,462
Aeon Mall Co. Ltd.	962	22,446
Air Water, Inc.	1,954	25,322
Aisin Seiki Co. Ltd.	2,543	89,668
Ajinomoto Co., Inc.	8,580	108,063
Alfresa Holdings Corp.	517	24,685
All Nippon Airways Co. Ltd.	11,065	33,565
Amada Co. Ltd.	4,738	32,079
Aozora Bank Ltd.	7,669	22,240
Asahi Glass Co. Ltd.	13,395	114,097
Asahi Group Holdings Ltd.	5,137	114,253
Asahi Kasei Corp.	16,763	103,936
Asics Corp.	1,991	22,612
Astellas Pharma, Inc.	5,903	243,526
Bank of Kyoto Ltd.	4,280	39,001
Bank of Yokohama Ltd.	16,267	81,715
Benesse Holdings, Inc.	918	45,947
Bridgestone Corp.	8,638	210,251
Brother Industries Ltd.	3,132	42,639
Canon, Inc.	15,080	715,438
Casio Computer Co. Ltd.	3,149	22,582
Central Japan Railway Co.	20	165,504
Chiba Bank Ltd.	10,108	64,758
Chiyoda Corp.	2,074	26,449
Chubu Electric Power Co., Inc.	9,059	164,219
Chugai Pharmaceutical Co. Ltd.	2,973	55,048
Chugoku Bank Ltd.	2,303	31,269
Chugoku Electric Power Co., Inc.	3,942	73,516
Citizen Holdings Co. Ltd.	3,489	22,183
Coca-Cola West Co. Ltd.	811	14,278
Cosmo Oil Co. Ltd.	7,880	21,991
Credit Saison Co. Ltd.	1,970	40,038
Dai Nippon Printing Co. Ltd.	7,441	76,383
Daicel Corp.	3,877	25,074
Daido Steel Co. Ltd.	3,750	26,072
Daihatsu Motor Co. Ltd.	2,552	46,943
Dai-ichi Life Insurance Co. Ltd.	119	165,039
Daiichi Sankyo Co. Ltd.	8,944	163,654
Daikin Industries Ltd.	3,114	85,128
Dainippon Sumitomo Pharma Co. Ltd.	2,113	22,485
Daito Trust Construction Co. Ltd.	963	86,818
Daiwa House Industry Co. Ltd.	6,373	84,597
Daiwa Securities Group, Inc.	22,069	87,564
Dena Co. Ltd.	1,301	36,197
Denki Kagaku Kogyo K K	6,381	25,628
Denso Corp.	6,457	216,631
Dentsu, Inc.	2,401	76,795
East Japan Railway Co.	4,515	285,423
Eisai Co. Ltd.	3,347	133,612
Electric Power Development Co. Ltd.	1,548	42,149
FamilyMart Co. Ltd.	843	35,801
FANUC Corp.	2,544	453,145
Fast Retailing Co. Ltd.	704	161,105
Fuji Electric Co. Ltd.	7,434	19,664
Fuji Heavy Industries Ltd.	7,797	62,913
FUJIFILM Holdings Corp.	6,150	144,842
Fujitsu Ltd.	24,740	130,882
Fukuoka Financial Group, Inc.	10,275	45,755
Furukawa Electric Co. Ltd.	8,446	22,546
Gree, Inc.	1,218	30,873
GS Yuasa Corp.	4,668	25,715
Gunma Bank Ltd.	5,140	27,629
Hachijuni Bank Ltd.	5,536	32,780
Hakuhodo DY Holdings, Inc.	309	19,496
Hamamatsu Photonics KK	889	33,709
Hino Motors Ltd.	3,433	24,910
Hirose Electric Co. Ltd.	425	44,813
Hiroshima Bank Ltd.	6,642	30,464
Hisamitsu Pharmaceutical Co., Inc.	821	39,100
Hitachi Chemical Co. Ltd.	1,383	25,004
Hitachi Construction Machinery Co. Ltd.	1,428	31,726
Hitachi High-Technologies Corp.	823	19,722
Hitachi Ltd.	60,026	386,748
Hitachi Metals Ltd.	2,190	27,317
Hokkaido Electric Power Co., Inc.	2,430	35,824
Hokuhoku Financial Group, Inc.	16,632	31,886
Hokuriku Electric Power Co.	2,234	40,552
Honda Motor Co. Ltd.	21,685	827,511
HOYA Corp.	5,776	130,287
Ibiden Co. Ltd.	1,602	41,151
Idemitsu Kosan Co. Ltd.	292	29,230
IHI Corp.	17,534	44,465
INPEX Corp.	29	196,700
Isetan Mitsukoshi Holdings Ltd.	4,979	58,722
Isuzu Motors Ltd.	15,773	92,822
ITOCHU Corp.	19,994	219,069
Itochu Techno-Solutions Corp.	385	17,308
Iyo Bank Ltd.	3,224	28,674
J Front Retailing Co. Ltd.	6,409	35,927
Japan Petroleum Exploration Co.	379	17,728
Japan Prime Realty Investment Corp.	9	25,980
Japan Real Estate Investment Corp.	7	61,918
Japan Retail Fund Investment Corp.	25	37,281
Japan Steel Works Ltd.	4,193	28,847
Japan Tobacco, Inc.	59	333,604
JFE Holdings, Inc.	6,119	132,010
JGC Corp.	2,752	85,650
Joyo Bank Ltd.	8,671	39,875
JS Group Corp.	3,533	74,291
JSR Corp.	2,378	48,071
JTEKT Corp.	2,953	35,508
Jupiter Telecommunications Co. Ltd.	23	23,135
JX Holdings, Inc.	29,825	185,649
Kajima Corp.	11,232	34,344
Kamigumi Co. Ltd.	3,278	27,245
Kaneka Corp.	3,718	22,511
Kansai Electric Power Co., Inc.	9,972	155,119
Kansai Paint Co. Ltd.	2,896	29,341
Kao Corp.	6,988	184,165
Kawasaki Heavy Industries Ltd.	18,859	57,894
Kawasaki Kisen Kaisha Ltd.*	9,655	21,321
KDDI Corp.	38	247,139
Keikyu Corp.	6,225	54,685
Keio Corp.	7,682	55,274
Keisei Electric Railway Co. Ltd.	3,663	28,445
Keyence Corp.	605	142,854
Kikkoman Corp.	2,095	24,327
Kinden Corp.	1,766	13,693
Kintetsu Corp.	21,587	82,508
Kirin Holdings Co. Ltd.	10,892	141,544
Kobe Steel Ltd.	33,094	53,808
Koito Manufacturing Co. Ltd.	1,281	20,812
Komatsu Ltd.	12,600	360,655
Konami Corp.	1,238	35,241
Konica Minolta Holdings, Inc.	6,354	55,742
Kubota Corp.	15,369	148,254
Kuraray Co. Ltd.	4,575	65,004
Kurita Water Industries Ltd.	1,499	36,886
Kyocera Corp.	2,032	186,890
Kyowa Hakko Kirin Co. Ltd.	3,445	38,457
Kyushu Electric Power Co., Inc.	5,352	76,564
Lawson, Inc.	799	50,510
Mabuchi Motor Co. Ltd.	317	14,443
Makita Corp.	1,487	59,902
Marubeni Corp.	21,925	158,821
Marui Group Co. Ltd.	2,962	24,799
Maruichi Steel Tube Ltd.	624	14,628
Mazda Motor Corp.*	34,411	60,542
McDonald’s Holdings Company (Japan), Ltd.	882	23,501
Medipal Holdings Corp.	1,948	25,338
MEIJI Holdings Co. Ltd.	912	40,003
Miraca Holdings, Inc.	737	28,884
Mitsubishi Chemical Holdings Corp.	18,002	96,547
Mitsubishi Corp.	18,695	435,532
Mitsubishi Electric Corp.	25,663	227,936
Mitsubishi Estate Co. Ltd.	16,617	297,600
Mitsubishi Gas Chemical Co., Inc.	5,136	34,462
Mitsubishi Heavy Industries Ltd.	40,321	196,187
Mitsubishi Logistics Corp.	1,518	17,995
Mitsubishi Materials Corp.	14,842	47,183
Mitsubishi Motors Corp.*	51,480	58,717
Mitsubishi Tanabe Pharma Corp.	2,982	42,008
Mitsubishi UFJ Financial Group, Inc.	169,452	847,106
Mitsubishi UFJ Lease & Finance Co. Ltd.	773	34,141
Mitsui & Co. Ltd.	23,076	379,957
Mitsui Chemicals, Inc.	10,857	33,066
Mitsui Fudosan Co. Ltd.	11,119	213,570
Mitsui OSK Lines Ltd.	15,218	66,474
Mizuho Financial Group, Inc.	303,506	497,158
MS&AD Insurance Group Holdings	7,569	156,036
Murata Manufacturing Co. Ltd.	2,692	160,217
Nabtesco Corp.	1,267	26,104
Namco Bandai Holdings, Inc.	2,596	37,610
NEC Corp.*	34,585	72,599
NGK Insulators Ltd.	3,362	48,177
NGK Spark Plug Co. Ltd.	2,133	30,566
NHK Spring Co. Ltd.	1,944	20,993
Nidec Corp.	1,444	132,109
Nikon Corp.	4,525	137,922
Nintendo Co. Ltd.	1,316	198,801
Nippon Building Fund, Inc.	8	76,297
Nippon Electric Glass Co. Ltd.	5,286	46,116
Nippon Express Co. Ltd.	11,285	44,228
Nippon Meat Packers, Inc.	2,275	29,012
Nippon Paper Group, Inc.	1,312	27,429
Nippon Sheet Glass Co. Ltd.	11,999	18,490
Nippon Steel Corp.	67,796	186,734
Nippon Telegraph & Telephone Corp.	5,808	264,625
Nippon Yusen Kabushiki Kaisha	20,324	64,117
Nishi-Nippon City Bank Ltd.	8,993	25,534
Nissan Motor Co. Ltd.	33,018	352,956
Nisshin Seifun Group, Inc.	2,505	30,425
Nisshin Steel Co. Ltd.	9,244	15,591
Nissin Foods Holdings Co. Ltd.	779	29,254
Nitori Holdings Co. Ltd.	493	44,745
Nitto Denko Corp.	2,192	88,701
NKSJ Holdings, Inc.	4,964	111,429
NOK Corp.	1,379	30,118
Nomura Holdings, Inc.	48,304	214,515
Nomura Real Estate Holdings, Inc.	1,264	22,377
Nomura Real Estate Office Fund, Inc.	3	17,928
Nomura Research Institute Ltd.	1,344	33,480
NSK Ltd.	5,856	45,262
NTN Corp.	6,363	27,022
NTT Data Corp.	16	56,475
NTT DoCoMo, Inc.	203	338,436
NTT Urban Development Corp.	15	12,267
Obayashi Corp.	8,623	37,771
Odakyu Electric Railway Co. Ltd.	8,319	78,935
OJI Paper Co. Ltd.	11,307	54,878
Olympus Corp.*	2,882	47,349
Omron Corp.	2,699	58,293
Ono Pharmaceutical Co. Ltd.	1,095	61,250
Oracle Corp. Japan	506	19,309
Oriental Land Co. Ltd.	664	71,464
ORIX Corp.	1,390	133,240
Osaka Gas Co. Ltd.	24,900	100,307
Otsuka Corp.	210	17,149
Otsuka Holdings Co. Ltd.	3,333	99,082
Panasonic Corp.	29,318	270,715
Rakuten, Inc.	96	100,991
Resona Holdings, Inc.	25,048	115,796
Ricoh Co. Ltd.	8,903	86,961
Rinnai Corp.	431	31,169
Rohm Co. Ltd.	1,280	63,445
Sankyo Co. Ltd.	712	35,075
Sanrio Co. Ltd.	591	23,162
Santen Pharmaceutical Co. Ltd.	983	42,164
SBI Holdings, Inc.	297	28,145
Secom Co. Ltd.	2,788	137,007
Sega Sammy Holdings, Inc.	2,828	59,501
Seiko Epson Corp.	1,724	24,266
Sekisui Chemical Co. Ltd.	5,731	49,929
Sekisui House Ltd.	7,640	75,181
Seven & I Holdings Co. Ltd.	10,006	298,426
Seven Bank Ltd.	7,920	17,394
Sharp Corp.	13,274	97,282
Shikoku Electric Power Co., Inc.	2,423	68,590
Shimadzu Corp.	3,145	28,506
Shimamura Co. Ltd.	294	33,033
Shimano, Inc.	996	60,245
Shimizu Corp.	7,853	31,635
Shin-Etsu Chemical Co. Ltd.	5,451	316,153
Shinsei Bank Ltd.	18,262	23,931
Shionogi & Co. Ltd.	3,963	55,010
Shiseido Co. Ltd.	4,780	82,823
Shizuoka Bank Ltd.	7,733	79,943
Showa Denko KK	19,881	45,351
Showa Shell Sekiyu KK	2,502	16,029
SMC Corp.	715	114,171
Softbank Corp.	11,787	349,970
Sojitz Corp.	16,619	29,844
Sony Corp.	13,341	275,837
Sony Financial Holdings, Inc.	2,310	41,202
Square Enix Holdings Co. Ltd.	842	17,756
Stanley Electric Co. Ltd.	1,926	30,731
Sumco Corp.*	1,540	18,817
Sumitomo Chemical Co. Ltd.	20,884	89,197
Sumitomo Corp.	14,947	216,910
Sumitomo Electric Industries Ltd.	10,016	137,695
Sumitomo Heavy Industries Ltd.	7,344	40,991
Sumitomo Metal Industries Ltd.	44,675	90,526
Sumitomo Metal Mining Co. Ltd.	6,951	98,089
Sumitomo Mitsui Financial Group, Inc.	17,869	590,394
Sumitomo Mitsui Trust Holdings, Inc.	41,368	132,514
Sumitomo Realty & Development Co. Ltd.	4,741	114,764
Sumitomo Rubber Industries, Inc.	2,270	30,270
Suruga Bank Ltd.	2,399	24,597
Suzuken Co. Ltd.	935	28,953
Suzuki Motor Corp.	4,470	107,228
Sysmex Corp.	956	38,743
T&D Holdings, Inc.	7,692	89,506
Taisei Corp.	13,628	35,717
Taisho Pharmaceutical Holdings Co. Ltd.	478	38,917
Taiyo Nippon Sanso Corp.	3,479	24,653
Takashimaya Co. Ltd.	3,514	29,292
Takeda Pharmaceutical Co. Ltd.	10,486	463,768
TDK Corp.	1,634	92,986
Teijin Ltd.	12,423	41,905
Terumo Corp.	2,273	109,079
THK Co. Ltd.	1,599	32,653
Tobu Railway Co. Ltd.	13,568	72,273
Toho Co. Ltd.	1,505	27,739
Toho Gas Co. Ltd.	5,508	32,614
Tohoku Electric Power Co., Inc.*	6,010	68,840
Tokio Marine Holdings, Inc.	9,615	264,948
Tokyo Electric Power Co., Inc.*	19,206	48,472
Tokyo Electron Ltd.	2,278	130,878
Tokyo Gas Co. Ltd.	32,738	154,921
Tokyu Corp.	15,101	72,010
Tokyu Land Corp.	5,666	27,844
TonenGeneral Sekiyu KK	3,752	34,691
Toppan Printing Co. Ltd.	7,430	58,239
Toray Industries, Inc.	19,499	145,270
Toshiba Corp.	53,460	236,115
Tosoh Corp.	6,785	18,935
TOTO Ltd.	3,948	29,844
Toyo Seikan Kaisha Ltd.	2,013	28,993
Toyo Suisan Kaisha Ltd.	1,177	30,691
Toyoda Gosei Co. Ltd.	863	16,869
Toyota Boshoku Corp.	872	10,327
Toyota Industries Corp.	2,379	72,050
Toyota Motor Corp.	36,691	1,589,357
Toyota Tsusho Corp.	2,821	57,676
Trend Micro, Inc.	1,397	43,106
Tsumura & Co.	798	23,151
Ube Industries Ltd.	13,401	36,586
Unicharm Corp.	1,511	80,120
Ushio, Inc.	1,390	19,615
USS Co. Ltd.	291	29,624
West Japan Railway Co.	2,257	91,058
Yahoo! Japan Corp.	193	62,714
Yakult Honsha Co. Ltd.	1,284	44,324
Yamada Denki Co. Ltd.	1,090	68,377
Yamaguchi Financial Group, Inc.	2,808	25,622
Yamaha Corp.	2,095	21,810
Yamaha Motor Co. Ltd.	3,715	49,990
Yamato Holdings Co. Ltd.	5,283	81,987
Yamato Kogyo Co. Ltd.	558	16,351
Yamazaki Baking Co. Ltd.	1,608	23,140
Yaskawa Electric Corp.	2,848	26,885
Yokogawa Electric Corp.	2,853	28,975
		29,942,198

Luxembourg - 0.4%
ArcelorMittal	11,400	217,835
Millicom International Cellular SA (SDR)	1,013	114,796
SES SA (FDR)	3,979	98,714
Tenaris SA	6,270	119,559
		550,904

Netherlands - 4.7%
Aegon NV*	22,823	126,724
Akzo Nobel NV	3,121	184,238
ASML Holding NV	5,727	286,222
Corio NV	796	41,979
Delta Lloyd NV	1,334	23,445
European Aeronautic Defence and Space Co. NV	5,454	223,306
Fugro NV (CVA)	920	65,534
Heineken Holding NV	1,529	71,564
Heineken NV	3,442	191,277
ING Groep NV (CVA)*	50,864	423,701
James Hardie Industries NV (CDI)	5,807	46,237
Koninklijke Ahold NV	15,429	213,762
Koninklijke Boskalis Westminster NV	938	35,228
Koninklijke DSM NV	2,047	118,423
Koninklijke KPN NV	19,653	216,150
Koninklijke Philips Electronics NV	13,399	271,577
Koninklijke Vopak NV	933	53,739
QIAGEN NV*	3,103	48,308
Randstad Holding NV	1,588	59,905
Reed Elsevier NV	9,134	116,633
Royal Dutch Shell plc:
Series A	48,435	1,690,646
Series B	35,412	1,245,129
SBM Offshore NV	2,239	45,754
TNT Express NV	4,678	57,763
Unilever NV (CVA)	21,668	737,210
Wolters Kluwer NV	3,966	75,096
		6,669,550

New Zealand - 0.1%
Auckland International Airport Ltd.	12,294	24,799
Contact Energy Ltd.*	4,741	18,388
Fletcher Building Ltd.	9,011	49,802
SKYCITY Entertainment Group Ltd.	7,661	24,751
Telecom Corp. of New Zealand Ltd.	25,559	50,824
		168,564

Norway - 0.9%
Aker Solutions ASA	2,183	36,883
DnB ASA	12,978	166,587
Gjensidige Forsikring ASA	2,655	31,310
Norsk Hydro ASA	12,364	67,233
Orkla ASA	10,248	80,975
Seadrill Ltd.	4,362	163,231
StatoilHydro ASA	14,820	401,773
Telenor ASA	9,626	178,251
Yara International ASA	2,487	118,448
		1,244,691

Portugal - 0.2%
Banco Espirito Santo SA	9,718	17,753
Cimpor Cimentos de Portugal SGPS SA	2,677	17,848
Energias de Portugal SA	25,345	73,710
Galp Energia SGPS SA, B Shares	3,072	50,549
Jeronimo Martins SGPS SA*	2,924	59,557
Portugal Telecom SGPS SA	8,929	48,566
		267,983

Singapore - 1.7%
Ascendas REIT	23,491	37,740
CapitaLand Ltd.	34,017	84,410
CapitaMall Trust	28,778	41,313
CapitaMalls Asia Ltd.	18,057	23,480
City Developments Ltd.	6,641	59,948
ComfortDelgro Corp. Ltd.	24,985	30,999
Cosco Corp. Singapore Ltd.	13,381	12,398
DBS Group Holdings Ltd.	23,447	264,428
Fraser and Neave Ltd.	12,154	64,765
Global Logistic Properties Ltd.*	24,411	42,712
Golden Agri-Resources Ltd.	88,659	55,352
Hutchison Port Holdings Trust	69,391	53,084
Jardine Cycle & Carriage Ltd.	1,417	54,422
Keppel Corp. Ltd.	18,923	165,398
Keppel Land Ltd.	9,640	26,604
Neptune Orient Lines Ltd.	12,014	13,520
Olam International Ltd.	19,492	36,586
Oversea-Chinese Banking Corp. Ltd.	34,329	243,540
SembCorp Industries Ltd.	13,066	54,868
SembCorp Marine Ltd.	11,076	46,512
Singapore Airlines Ltd.	7,158	61,313
Singapore Exchange Ltd.	11,383	62,829
Singapore Press Holdings Ltd.	20,331	63,385
Singapore Technologies Engineering Ltd.	20,268	52,389
Singapore Telecommunications Ltd.	105,813	265,090
StarHub Ltd.	7,981	19,677
United Overseas Bank Ltd.	16,711	243,883
UOL Group Ltd.	6,116	23,056
Wilmar International Ltd.	25,497	99,364
Yangzijiang Shipbuilding Holdings Ltd.	25,477	26,949
		2,330,014

Spain - 2.8%
Abertis Infraestructuras SA	5,152	87,695
Acciona SA	337	23,529
Acerinox SA	1,324	17,014
ACS Actividades de Construccion y Servicios SA	1,880	48,107
Amadeus IT Holding SA	4,167	78,624
Banco Bilbao Vizcaya Argentaria SA	61,960	492,997
Banco de Sabadell SA	27,557	75,035
Banco Popular Espanol SA	13,725	49,231
Banco Santander SA	114,185	878,541
Bankia SA*	11,504	41,663
Bankinter SA	2,829	14,837
CaixaBank	10,216	39,764
Distribuidora Internacional de Alimentacion SA*	7,668	38,006
EDP Renovaveis SA*	2,896	14,389
Enagas SA	2,377	45,738
Ferrovial SA	4,870	55,964
Fomento de Construcciones y Contratas SA	676	15,099
Gas Natural SDG SA	4,616	73,739
Grifols SA*	1,839	39,235
Iberdrola SA	50,861	288,712
Inditex SA	2,897	277,441
Indra Sistemas SA	1,307	16,013
International Consolidated Airlines Group SA, OTC*	12,319	35,465
Mapfre SA	10,000	32,190
Red Electrica de Espana SA	1,437	70,304
Repsol YPF SA	10,538	264,316
Telefonica SA	54,638	895,049
Zardoya Otis SA	1,948	25,222
		4,033,919

Sweden - 3.0%
Alfa Laval AB	4,483	92,190
Assa Abloy AB, Series B	4,172	130,993
Atlas Copco AB:
Series A	8,917	215,708
Series B	5,182	111,654
Boliden AB	3,632	57,019
Electrolux AB, Series B	3,190	67,432
Getinge AB, Series B	2,657	75,636
Hennes & Mauritz AB, B Shares	13,578	491,153
Hexagon AB, B Shares	3,365	65,284
Holmen AB, Series B	701	19,246
Husqvarna AB, Series B	5,877	35,440
Industrivarden AB, C Shares	1,563	23,215
Investment AB Kinnevik, Series B	2,730	63,483
Investor AB, Series B	6,048	134,060
Lundin Petroleum AB*	2,955	63,313
Modern Times Group AB, Series B	641	35,293
Nordea Bank AB	34,935	317,507
Ratos AB, Series B	2,544	35,306
Sandvik AB	13,390	193,215
Scania AB, Series B	4,249	88,341
Securitas AB, Series B	4,158	40,083
Skandinaviska Enskilda Banken AB	18,731	133,020
Skanska AB, Series B	5,310	92,027
SKF AB, Series B	5,183	126,477
SSAB AB	2,078	19,639
Svenska Cellulosa AB, Series B	7,666	132,743
Svenska Handelsbanken AB	6,498	207,068
Swedbank AB	10,912	169,494
Swedish Match AB	2,828	112,552
Tele2 AB, Series B	4,210	85,876
Telefonaktiebolaget LM Ericsson, Series B	39,993	414,236
TeliaSonera AB	28,751	200,441
Volvo AB, Series B	18,511	269,627
		4,318,771

Switzerland - 8.8%
ABB Ltd.*	29,159	598,266
Actelion Ltd.*	1,469	53,705
Adecco SA*	1,759	92,174
Aryzta AG*	1,160	57,316
Baloise Holding AG	630	50,741
Barry Callebaut AG*	24	24,049
Compagnie Financiere Richemont SA	6,932	434,666
Credit Suisse Group AG*	15,152	431,907
GAM Holding AG*	2,611	38,038
Geberit AG*	520	108,822
Givaudan SA*	110	106,021
Glencore International plc	18,416	114,639
Holcim Ltd.*	3,257	212,527
Julius Baer Group Ltd.*	2,744	110,775
Kuehne + Nagel International AG	717	96,987
Lindt & Spruengli AG:
Participation Certificate	11	35,340
Registered Shares	1	37,218
Lonza Group AG*	667	34,479
Nestle SA	43,896	2,762,192
Novartis AG	31,043	1,718,172
Pargesa Holding SA	358	25,740
Partners Group Holding AG	177	34,531
Roche Holding AG	9,345	1,626,433
Schindler Holding AG:
Participation Certificates	645	77,602
Registered Shares	285	34,068
SGS SA	72	140,068
Sika AG	27	58,448
Sonova Holding AG*	652	72,448
STMicroelectronics NV	8,462	69,135
Straumann Holding AG*	104	17,697
Sulzer AG	318	45,200
Swatch Group AG:
Bearer Shares	409	188,267
Registered Shares	576	46,296
Swiss Life Holding AG*	404	48,069
Swiss Re AG*	4,592	293,280
Swisscom AG	309	124,915
Syngenta AG*	1,256	434,274
Synthes, Inc. (e)	867	150,415
Transocean Ltd.	4,601	251,038
UBS AG*	48,410	678,432
Xstrata plc	27,559	470,516
Zurich Financial Services AG*	1,960	526,778
		12,531,684

United Kingdom - 19.3%
3i Group plc	12,890	44,097
Admiral Group plc	2,692	51,082
Aggreko plc	3,532	127,041
AMEC plc	4,408	78,077
Anglo American plc	17,603	657,636
Antofagasta plc	5,236	96,426
ARM Holdings plc	17,876	169,173
Associated British Foods plc	4,730	92,249
AstraZeneca plc	17,331	769,932
Aviva plc	38,642	204,778
Babcock International Group plc	4,767	60,698
BAE Systems plc	43,123	206,740
Balfour Beatty plc	9,116	41,605
Barclays plc	154,123	579,612
BG Group plc	45,143	1,044,958
BHP Billiton plc	28,094	856,679
BP plc	252,246	1,865,190
British American Tobacco plc	26,198	1,319,434
British Land Co. plc	11,193	85,869
British Sky Broadcasting Group plc	15,130	163,503
BT Group plc	103,412	374,272
Bunzl plc	4,386	70,395
Burberry Group plc	5,834	139,614
Capita plc	8,143	95,353
Capital Shopping Centres Group plc	7,417	39,294
Carnival plc	2,432	77,678
Centrica plc	68,809	348,034
Cobham plc	14,347	52,544
Compass Group plc	25,270	264,800
Diageo plc	33,246	798,535
Essar Energy plc*	4,327	10,742
Eurasian Natural Resources Corp.	3,420	32,393
Fresnillo plc	2,381	60,824
G4S plc	18,732	81,600
GKN plc	20,624	67,950
GlaxoSmithKline plc	67,147	1,499,021
Hammerson plc	9,458	62,837
HSBC Holdings plc	237,674	2,107,940
ICAP plc	7,451	46,787
Imperial Tobacco Group plc	13,407	543,312
Inmarsat plc	5,959	43,848
Intercontinental Hotels Group plc	3,854	89,519
International Power plc	20,292	131,377
Intertek Group plc	2,126	85,340
Invensys plc	10,753	34,208
Investec plc	7,144	43,660
ITV plc	49,064	69,296
J Sainsbury plc	16,182	80,529
Johnson Matthey plc	2,850	107,476
Kazakhmys plc	2,843	41,267
Kingfisher plc	31,393	153,917
Land Securities Group plc	10,262	118,525
Legal & General Group plc	77,957	162,881
Lloyds TSB Group plc*	547,596	294,174
London Stock Exchange Group plc	1,980	32,728
Lonmin plc	2,151	35,142
Man Group plc	25,037	53,953
Marks & Spencer Group plc	21,049	127,530
Meggitt plc	10,303	66,524
National Grid plc	47,350	477,249
Next plc	2,305	109,917
Old Mutual plc	73,969	187,540
Pearson plc	10,801	201,155
Petrofac Ltd.	3,443	95,769
Prudential plc	33,833	404,289
Randgold Resources Ltd.	1,219	104,645
Reckitt Benckiser Group plc	8,219	464,197
Reed Elsevier plc	16,148	143,269
Resolution Ltd.	18,305	76,463
Rexam plc	11,645	79,694
Rio Tinto plc	18,246	1,005,132
Rolls-Royce Holdings plc*	24,862	322,725
Royal Bank of Scotland Group plc*	236,353	104,433
RSA Insurance Group plc	46,800	78,256
SABMiller plc	12,688	509,003
Sage Group plc	17,563	84,004
Schroders plc	1,500	37,887
Segro plc	9,849	36,968
Serco Group plc	6,552	56,822
Severn Trent plc	3,153	77,824
Shire plc	7,467	241,122
Smith & Nephew plc	11,850	120,007
Smiths Group plc	5,208	87,584
SSE plc	12,442	264,335
Standard Chartered plc	31,676	789,942
Standard Life plc	31,307	114,959
Subsea 7 SA*	3,737	98,821
Tate & Lyle plc	6,214	70,033
Tesco plc	106,649	562,614
The Weir Group plc	2,806	79,127
TUI Travel plc	6,681	20,965
Tullow Oil plc	12,033	293,733
Unilever plc	17,044	562,369
United Utilities Group plc	9,052	87,040
Vedanta Resources plc	1,588	31,174
Vodafone Group plc	668,754	1,840,940
Whitbread plc	2,352	69,333
William Morrison Supermarkets plc	28,854	137,456
Wolseley plc	3,782	144,134
WPP plc	16,806	229,571
		27,563,098

Total Equity Securities (Cost $130,366,714)		138,832,977

EXCHANGE TRADED FUNDS - 1.8%
iShares MSCI EAFE Index Fund	46,126	2,532,317

Total Exchange Traded Funds (Cost $2,362,361)		2,532,317

TIME DEPOSIT - 0.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$167,584	167,584

Total Time Deposit (Cost $167,584)		167,584

TOTAL INVESTMENTS (Cost $132,896,659) - 99.4%		141,532,878
Other assets and liabilities, net - 0.6%		918,776
NET ASSETS - 100%		$142,451,654

(b) This security was valued by the Board of Directors. See Note A.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
CDI: CHESS Depositary Receipts
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
plc: Public Limited Company
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

EQUITY SECURITIES - 97.2%	SHARES	VALUE
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,430	$224,630
Expeditors International of Washington, Inc.	4,472	207,993
		432,623

Beverages - 0.3%
Monster Beverage Corp.*	3,638	225,883

Biotechnology - 5.8%
Alexion Pharmaceuticals, Inc.*	3,904	362,525
Amgen, Inc.	16,614	1,129,586
Biogen Idec, Inc.*	5,012	631,362
Celgene Corp.*	9,209	713,882
Gilead Sciences, Inc.*	15,897	776,568
Vertex Pharmaceuticals, Inc.*	4,369	179,173
		3,793,096

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,516	183,819

Commercial Services & Supplies - 0.2%
Stericycle, Inc.*	1,800	150,552

Communications Equipment - 8.0%
Cisco Systems, Inc.	113,032	2,390,627
F5 Networks, Inc.*	1,661	224,168
QUALCOMM, Inc.	35,506	2,415,118
Research In Motion Ltd.*	10,935	160,854
		5,190,767

Computers & Peripherals - 20.3%
Apple, Inc.*	19,564	11,728,031
Dell, Inc.*	37,701	625,837
NetApp, Inc.*	7,529	337,073
SanDisk Corp.*	5,090	252,413
Seagate Technology plc	9,418	253,815
		13,197,169

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,644	102,164

Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd.*	14,432	104,343

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	9,129	828,913
Whole Foods Market, Inc.	3,829	318,573
		1,147,486

Food Products - 0.2%
Green Mountain Coffee Roasters, Inc.*	3,221	150,872

Health Care Equipment & Supplies - 0.9%
DENTSPLY International, Inc.	2,995	120,189
Intuitive Surgical, Inc.*	826	447,486
		567,675

Health Care Providers & Services - 1.1%
Express Scripts, Inc.*	10,144	549,602
Henry Schein, Inc.*	1,888	142,884
		692,486

Health Care Technology - 0.4%
Cerner Corp.*	3,546	270,063

Hotels, Restaurants & Leisure - 1.9%
Ctrip.com International Ltd. (ADR)*	3,094	66,954
Starbucks Corp.	15,815	883,901
Wynn Resorts Ltd.	2,107	263,122
		1,213,977

Household Durables - 0.3%
Garmin Ltd.	4,074	191,274

Internet & Catalog Retail - 4.8%
Amazon.com, Inc.*	9,552	1,934,376
Expedia, Inc.	2,522	84,336
Liberty Media Corp. - Interactive*	11,460	218,771
Netflix, Inc.*	1,157	133,101
priceline.com, Inc.*	1,045	749,787
		3,120,371

Internet Software & Services - 9.1%
Akamai Technologies, Inc.*	3,749	137,588
Baidu, Inc. (ADR)*	5,694	830,015
eBay, Inc.*	26,973	995,034
Google, Inc.*	5,415	3,472,315
VeriSign, Inc.	3,324	127,442
Yahoo!, Inc.*	25,479	387,790
		5,950,184

IT Services - 2.4%
Automatic Data Processing, Inc.	10,298	568,347
Cognizant Technology Solutions Corp.*	6,368	490,017
Fiserv, Inc.*	2,909	201,855
Infosys Ltd. (ADR)	1,699	96,894
Paychex, Inc.	7,622	236,206
		1,593,319

Leisure Equipment & Products - 0.4%
Mattel, Inc.	7,076	238,178

Life Sciences - Tools & Services - 0.3%
Life Technologies Corp.*	3,723	181,757

Machinery - 0.5%
PACCAR, Inc.	7,485	350,523

Media - 4.7%
Comcast Corp.	43,987	1,320,050
DIRECTV*	14,197	700,480
News Corp.	35,173	692,556
Sirius XM Radio, Inc.*	78,363	181,019
Virgin Media, Inc.	5,855	146,258
		3,040,363

Metals & Mining - 0.2%
Randgold Resources Ltd. (ADR)	1,171	103,025

Multiline Retail - 0.6%
Dollar Tree, Inc.*	2,487	234,997
Sears Holdings Corp.*	2,244	148,665
		383,662

Pharmaceuticals - 1.8%
Mylan, Inc.*	8,947	209,807
Perrigo Co.	1,947	201,145
Teva Pharmaceutical Industries Ltd. (ADR)	14,673	661,165
Warner Chilcott plc*	5,324	89,497
		1,161,614

Semiconductors & Semiconductor Equipment - 8.8%
Altera Corp.	6,767	269,462
Applied Materials, Inc.	27,093	337,037
Avago Technologies Ltd.	5,137	200,189
Broadcom Corp.*	10,325	405,772
First Solar, Inc.*	1,810	45,341
Intel Corp.	104,897	2,948,655
KLA-Tencor Corp.	3,482	189,490
Lam Research Corp.*	2,498	111,461
Linear Technology Corp.	4,781	161,120
Marvell Technology Group Ltd.*	12,249	192,677
Maxim Integrated Products, Inc.	6,095	174,256
Microchip Technology, Inc.	4,017	149,432
Micron Technology, Inc.*	20,635	167,144
NVIDIA Corp.*	12,818	197,269
Xilinx, Inc.	5,484	199,782
		5,749,087

Software - 17.8%
Activision Blizzard, Inc.	23,562	302,065
Adobe Systems, Inc.*	10,365	355,623
Autodesk, Inc.*	4,735	200,385
BMC Software, Inc.*	3,448	138,472
CA, Inc.	10,192	280,892
Check Point Software Technologies Ltd.*	4,357	278,151
Citrix Systems, Inc.*	3,897	307,512
Electronic Arts, Inc.*	6,925	114,124
Intuit, Inc.	6,217	373,828
Microsoft Corp.	176,137	5,680,418
Nuance Communications, Inc.*	6,469	165,477
Oracle Corp.	105,528	3,077,196
Symantec Corp.*	15,402	288,017
		11,562,160

Specialty Retail - 1.7%
Bed Bath & Beyond, Inc.*	5,065	333,125
O'Reilly Automotive, Inc.*	2,681	244,909
Ross Stores, Inc.	4,831	280,681
Staples, Inc.	14,614	236,455
		1,095,170

Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc.*	1,308	172,630

Trading Companies & Distributors - 0.5%
Fastenal Co.	6,168	333,689

Wireless Telecommunication Services - 0.8%
Vodafone Group plc (ADR)	18,377	508,492

Total Equity Securities (Cost $43,399,689)		63,158,473

EXCHANGE TRADED FUNDS - 1.0%
Powershares QQQ Trust, Series 1	9,500	641,725

Total Exchange Traded Funds (Cost $544,736)		641,725

TIME DEPOSIT - 1.8%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.113%, 4/2/12	$1,168,377	1,168,377

Total Time Deposit (Cost $1,168,377)		1,168,377

U.S. TREASURY - 0.3%
United States Treasury Bills, 0.145%, 9/20/12^	200,000	199,861

Total U.S. Treasury (Cost $199,861)		199,861

TOTAL INVESTMENTS (Cost $45,312,663) - 100.3%		65,168,436
Other assets and liabilities, net - (0.3%)		(185,054)
NET ASSETS - 100%		$64,983,382

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	24	6/12	$1,320,360	$75,056

^ Futures collateralized by $200,000 par value of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2012

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$109,491
Residential Asset Securities Corp., STEP, 4.61% to 3/25/13, 5.11% thereafter to 6/25/33 (r)	75,124	30,308

Total Asset-Backed Securities (Cost $182,417)		139,799

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	7,809	7,820
5.664%, 4/10/49 (r)	550,000	605,203
Bear Stearns Commercial Mortgage Securities, 4.24%, 8/13/39 (r)	56,363	56,735
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	526,320
3.742%, 11/10/46 (e)	928,441	987,038
Morgan Stanley Capital I, 3.476%, 6/15/44 (e)	500,000	526,842

Total Commercial Mortgage-Backed Securities (Cost $2,512,289)		2,709,958

CORPORATE BONDS - 19.8%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	158,764
6.15%, 8/15/20	500,000	538,238
American Express Credit Corp., 2.75%, 9/15/15	200,000	207,505
Amgen, Inc., 4.10%, 6/15/21	700,000	732,868
Apache Corp., 5.625%, 1/15/17	100,000	117,583
AstraZeneca plc, 6.45%, 9/15/37	350,000	456,415
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	871,827
Bank of America Corp.:
7.375%, 5/15/14	100,000	108,553
3.75%, 7/12/16	700,000	703,488
5.65%, 5/1/18	250,000	266,875
BB&T Corp., 5.20%, 12/23/15	405,000	449,283
BlackRock, Inc., 3.50%, 12/10/14	100,000	107,076
BorgWarner, Inc., 5.75%, 11/1/16	500,000	560,585
BP Capital Markets plc:
3.625%, 5/8/14	200,000	210,272
4.50%, 10/1/20	400,000	439,396
CA, Inc., 5.375%, 12/1/19	100,000	109,002
Camden Property Trust, 5.875%, 11/30/12	100,000	102,495
Cigna Corp., 4.00%, 2/15/22	300,000	305,326
Citigroup, Inc.:
4.587%, 12/15/15	250,000	263,275
6.125%, 5/15/18	200,000	224,197
4.50%, 1/14/22	250,000	250,979
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	119,436
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	235,645
Deere & Co., 6.55%, 10/1/28	250,000	309,450
Deutsche Bank AG, 4.875%, 5/20/13	150,000	155,590
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,099,699
Discovery Communications LLC, 5.05%, 6/1/20	200,000	226,098
Emerson Electric Co., 4.75%, 10/15/15	200,000	223,323
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	221,971
Energizer Holdings, Inc., 4.70%, 5/19/21	700,000	727,995
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	1,018,775
Ensco plc, 4.70%, 3/15/21	700,000	755,217
GATX Corp., 4.85%, 6/1/21	700,000	714,598
General Dynamics Corp., 3.875%, 7/15/21	500,000	540,754
General Electric Capital Corp., 3.75%, 11/14/14	250,000	265,885
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	212,097
5.375%, 3/15/20	150,000	152,487
GTE Corp., 6.94%, 4/15/28	80,000	97,044
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	1,200,000	1,251,437
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	836,807
JPMorgan Chase & Co.:
3.15%, 7/5/16	700,000	721,605
4.35%, 8/15/21	1,000,000	1,021,734
4.50%, 1/24/22	400,000	416,136
Kimco Realty Corp., 4.30%, 2/1/18	300,000	304,902
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	632,000
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	213,620
4.75%, 7/15/20	800,000	826,048
Lockheed Martin Corp.:
5.72%, 6/1/40	154,000	179,364
4.85%, 9/15/41	1,000,000	1,020,062
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	534,628
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	196,967
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	104,528
Morgan Stanley:
2.875%, 7/28/14	250,000	248,867
5.95%, 12/28/17	250,000	257,398
National City Bank, 4.625%, 5/1/13	500,000	519,174
Northern Trust Corp.:
5.50%, 8/15/13	100,000	106,393
3.45%, 11/4/20	100,000	102,482
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	537,998
Oracle Corp., 5.75%, 4/15/18	250,000	303,928
Pacific Gas & Electric Co., 4.25%, 5/15/21	1,000,000	1,089,177
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	263,864
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	189,674
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	411,290
3.75%, 9/20/21	400,000	412,943
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	311,094
TCI Communications, Inc., 8.75%, 8/1/15	100,000	123,147
Teck Resources Ltd., 4.75%, 1/15/22	400,000	423,465
The Coca-Cola Co., 5.35%, 11/15/17	100,000	118,920
The Toronto-Dominion Bank, 2.50%, 7/14/16	500,000	515,760
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	527,751
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	110,416
Time Warner, Inc., 4.875%, 3/15/20	100,000	110,650
Toyota Motor Credit Corp., 3.30%, 1/12/22	500,000	509,715
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	325,285
US Bank, 4.95%, 10/30/14	100,000	109,528
Valspar Corp., 4.20%, 1/15/22	400,000	409,533
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	103,282
VF Corp., 3.50%, 9/1/21	400,000	410,488
Wal-Mart Stores, Inc.:
2.25%, 7/8/15	500,000	521,378
6.50%, 8/15/37	250,000	329,137
WellPoint, Inc., 3.70%, 8/15/21	800,000	830,249
Wells Fargo & Co.:
4.375%, 1/31/13	125,000	128,848
3.50%, 3/8/22	1,000,000	984,469
Williams Partners LP, 3.80%, 2/15/15	100,000	106,260
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,014,419

Total Corporate Bonds (Cost $33,137,850)		34,986,886

SOVEREIGN GOVERNMENT BONDS - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	107,899

Total Sovereign Government Bonds (Cost $102,897)		107,899

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 10.7%
Fannie Mae:
2.625%, 11/20/14	1,100,000	1,160,143
2.375%, 7/28/15	1,000,000	1,054,312
4.875%, 12/15/16	1,000,000	1,173,151
6.25%, 5/15/29	700,000	950,123
Federal Home Loan Bank:
1.875%, 6/21/13	1,400,000	1,427,244
4.875%, 5/17/17	1,000,000	1,185,856
Freddie Mac:
5.25%, 4/18/16	1,000,000	1,169,511
2.00%, 8/25/16	700,000	727,715
5.00%, 2/16/17	1,000,000	1,179,085
5.125%, 11/17/17	1,000,000	1,200,020
4.875%, 6/13/18	4,000,000	4,771,148
3.75%, 3/27/19	2,700,000	3,029,616

Total U.S. Government Agencies and Instrumentalities (Cost $18,067,181)		19,027,924

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 32.0%
Fannie Mae:
5.00%, 12/1/16	280,841	305,190
5.00%, 11/1/17	44,481	48,282
5.50%, 8/1/18	172,329	188,346
4.61%, 12/1/19	485,040	521,374
5.00%, 6/1/20	55,113	59,563
6.50%, 4/1/23	55,165	61,434
3.50%, 5/1/26	1,557,978	1,635,596
4.50%, 5/1/31	1,313,680	1,398,685
6.50%, 8/1/32	170,289	194,619
5.50%, 7/1/33	226,924	249,377
5.50%, 7/1/33	392,486	434,388
6.00%, 8/1/33	69,491	77,633
5.50%, 11/1/33	250,584	275,378
5.50%, 3/1/34	505,509	554,658
6.00%, 6/1/34	274,946	307,159
5.00%, 7/1/34	553,819	599,383
5.00%, 10/1/34	393,838	426,240
5.50%, 3/1/35	746,520	819,102
5.50%, 6/1/35	543,706	600,851
5.50%, 9/1/35	361,302	395,471
5.50%, 2/1/36	196,838	215,453
5.50%, 4/1/36	1,134,443	1,221,877
6.50%, 9/1/36	658,565	739,797
5.50%, 11/1/36	283,069	309,132
7.50%, 11/1/36	141,424	162,742
6.00%, 5/1/38	403,121	444,557
5.50%, 6/1/38	455,812	499,204
5.74%, 9/1/38 (r)	1,124,510	1,207,715
4.00%, 3/1/39	763,156	800,664
4.50%, 5/1/40	1,532,734	1,651,313
4.50%, 7/1/40	969,262	1,032,435
4.50%, 10/1/40	3,093,564	3,295,191
3.50%, 2/1/41	1,474,687	1,515,954
3.50%, 3/1/41	1,598,900	1,643,644
4.00%, 3/1/41	915,918	961,363
Freddie Mac:
4.50%, 9/1/18	173,876	189,902
5.00%, 11/1/20	205,896	222,428
4.00%, 3/1/25	2,133,071	2,253,682
3.50%, 11/1/25	1,530,950	1,601,959
3.50%, 7/1/26	1,202,875	1,258,667
5.00%, 2/1/33	589,048	635,923
5.00%, 4/1/35	269,618	290,821
5.00%, 12/1/35	695,278	749,955
6.00%, 8/1/36	252,754	279,461
6.50%, 10/1/37	197,284	219,628
5.00%, 7/1/39	662,897	720,776
4.00%, 11/1/39	1,535,052	1,606,590
4.50%, 1/1/40	848,991	900,744
5.00%, 1/1/40	2,243,580	2,456,474
4.50%, 4/1/40	1,837,197	1,949,188
6.00%, 4/1/40	557,110	615,107
4.50%, 5/1/40	697,828	749,962
4.50%, 5/1/40	1,421,686	1,508,349
4.00%, 2/1/41	905,539	948,164
4.50%, 6/1/41	1,207,458	1,281,061
3.50%, 10/1/41	1,811,289	1,857,730
Ginnie Mae:
4.50%, 7/20/33	744,596	817,172
5.50%, 7/20/34	339,763	379,798
6.00%, 11/20/37	582,852	657,148
5.00%, 5/15/39	1,217,464	1,353,312
4.50%, 10/15/39	960,321	1,047,771
5.00%, 10/15/39	1,251,506	1,391,153
4.50%, 8/15/40	1,884,523	2,066,146
4.00%, 12/20/40	1,777,671	1,922,465

Total U.S. Government Agency Mortgage-Backed Securities (Cost $55,021,066)		56,785,306

U.S. TREASURY - 34.7%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,513,203
8.00%, 11/15/21	1,000,000	1,518,984
6.25%, 8/15/23	1,000,000	1,385,000
5.50%, 8/15/28	1,000,000	1,338,438
5.375%, 2/15/31	1,000,000	1,345,000
4.50%, 2/15/36	1,000,000	1,220,625
4.375%, 11/15/39	1,000,000	1,201,562
3.875%, 8/15/40	1,000,000	1,106,094
4.375%, 5/15/41	1,000,000	1,202,188
United States Treasury Notes:
1.375%, 5/15/12	1,000,000	1,001,484
4.125%, 8/31/12	1,000,000	1,016,289
1.375%, 11/15/12	1,000,000	1,007,383
1.375%, 2/15/13	1,000,000	1,010,039
1.125%, 6/15/13	1,000,000	1,010,352
0.75%, 8/15/13	1,000,000	1,006,367
0.25%, 10/31/13	1,000,000	999,062
4.25%, 11/15/13	1,000,000	1,063,398
2.00%, 11/30/13	1,000,000	1,027,773
1.875%, 2/28/14	1,000,000	1,029,062
2.25%, 5/31/14	1,000,000	1,040,000
2.625%, 6/30/14	1,000,000	1,049,688
4.25%, 8/15/14	1,000,000	1,089,766
2.375%, 10/31/14	1,000,000	1,048,672
2.125%, 11/30/14	1,000,000	1,043,359
2.25%, 1/31/15	1,000,000	1,048,672
2.50%, 4/30/15	1,000,000	1,059,062
2.125%, 5/31/15	1,000,000	1,048,203
1.25%, 8/31/15	1,000,000	1,021,172
1.25%, 10/31/15	1,000,000	1,019,922
4.50%, 11/15/15	1,000,000	1,135,938
2.00%, 1/31/16	1,000,000	1,047,266
2.375%, 3/31/16	1,000,000	1,062,109
2.00%, 4/30/16	1,000,000	1,047,578
1.50%, 7/31/16	1,000,000	1,026,016
4.875%, 8/15/16	1,000,000	1,170,547
2.75%, 11/30/16	1,000,000	1,080,234
3.00%, 2/28/17	1,000,000	1,094,375
4.50%, 5/15/17	1,000,000	1,170,000
2.375%, 7/31/17	1,000,000	1,063,125
1.875%, 9/30/17	1,000,000	1,035,547
4.25%, 11/15/17	1,000,000	1,163,984
3.50%, 2/15/18	2,500,000	2,809,375
2.375%, 5/31/18	1,000,000	1,058,438
4.00%, 8/15/18	1,000,000	1,158,984
3.75%, 11/15/18	1,000,000	1,143,672
3.125%, 5/15/19	1,000,000	1,101,172
3.625%, 8/15/19	1,000,000	1,134,922
3.375%, 11/15/19	1,000,000	1,116,406
3.625%, 2/15/20	1,000,000	1,134,375
2.625%, 8/15/20	1,000,000	1,054,297
2.625%, 11/15/20	1,000,000	1,051,641
3.625%, 2/15/21	1,000,000	1,132,031
3.125%, 5/15/21	1,000,000	1,088,438
2.125%, 8/15/21	1,000,000	999,297

Total U.S. Treasury (Cost $59,039,675)		61,550,586

TIME DEPOSIT - 0.7%
State Street Bank Time Deposit, 0.113%, 4/2/12	1,273,803	1,273,803

Total Time Deposit (Cost $1,273,803)		1,273,803

TOTAL INVESTMENTS (Cost $169,337,178) - 99.6%		176,582,161
Other assets and liabilities, net - 0.4%		674,631
NET ASSETS - 100%		$177,256,792

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  The Calvert VP SRI Large Cap Value, Calvert VP Natural Resources, Calvert VP Inflation Protected Plus, Calvert VP S&P 500 Index, Calvert VP Nasdaq 100 Index, and Calvert VP Barclays Capital Aggregate Bond Index Portfolios offer only one class of shares.  The Calvert VP EAFE International Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP S&P MidCap 400 Index Portfolios offer both Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (“the Board”) to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security shall be fair valued through either a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Board, or by a fair valuation as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

The following amounts were fair valued in good faith under the direction of the Board as of March 31, 2012:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$592,857	0.3%
Calvert VP Russell 2000 Small Cap Index	$16	0.0%
Calvert VP EAFE International Index	$45,417	0.0%

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2012:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$124,023,034	-	-	$124,023,034
Other debt obligations	-	$2,285,822	-	2,285,822
TOTAL	$124,023,034	$2,285,822	-	$126,308,856

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$52,461,270	-	-	$52,461,270
Other debt obligations	-	$462,875		462,875
TOTAL	$52,461,270	$462,875	-	$52,924,145

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$34,958,314	-	$34,958,314
Corporate debt	-	31,041,554	-	31,041,554
Other debt obligations	-	213,576	-	213,576
TOTAL	-	$66,213,444	-	$66,213,444

* For a complete listing of investments, please refer to the Schedule of Investments.

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$277,764,970	-	-	$277,764,970
Exchange traded funds	3,377,280	-	-	3,377,280
U.S. government obligations	-	$499,654	-	499,654
Other debt obligations	-	695,434	-	695,434
TOTAL	$281,142,250	$1,195,088	-	$282,337,338

Other financial instruments**	$96,614	-	-	$96,614

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$188,618,642	-	$10	$189,211,499
U.S. government obligations	-	$592,847	-	499,654
Exchange traded funds	4,878,090	-	-	4,878,090
Other debt obligations	-	3,802,186	-	3,802,186
TOTAL	$193,496,732	$4,894,687	$10***	$198,391,429

Other financial instruments**	$146,204	-	-	$146,204

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$104,229,539	-	$16	$104,229,555
U.S. government obligations	-	$399,723	-	399,723
Exchanged traded funds	621,375	-	-	621,375
Other debt obligations	-	3,711,716	-	3,711,716
TOTAL	$104,850,914	$4,111,439	$16***	$108,962,369

Other financial instruments**	$168,605	-	-	$168,605

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$138,787,560	$45,417	-	$138,832,977
Exchange traded funds	2,532,317	-	-	2,532,317
Other debt obligations	-	167,584	-	167,584
TOTAL	$141,319,877	$213,001	-	$141,532,878

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Calvert VP Nasdaq 100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$63,158,473	-	-	$63,158,473
Exchange traded funds	641,725	-	-	641,725
U.S. government obligations	-	$199,861	-	199,861
Other debt obligations	-	1,168,377	-	1,168,377
TOTAL	$63,800,198	$1,368,238	-	$65,168,436

Other financial instruments**	$75,056	-	-	$75,056

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities *	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$139,799	-	$139,799
Commercial mortgage-backed securities	-	2,709,958	-	2,709,958
Corporate bonds	-	34,986,886	-	34,986,886
Other debt obligations	-	1,381,702	-	1,381,702
U.S. government obligations	-	137,363,816	-	137,363,816
TOTAL	-	$176,582,161	-	$176,582,161

* For a complete listing of investments, please refer to the Schedule of Investments.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.  The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolios.  During the period, futures contracts were used to hedge the lack of equity market exposure inherent in a cash position.

During the period, Calvert VP S&P 500 Index Portfolio invested in E-Mini S&P 500 Index and S&P 500 Index Futures. The volume of activity has varied throughout the period with a weighted average of 15 contracts and $739,245 weighted average notional value.

During the period, Calvert VP S&P Mid Cap 400 Index Portfolio invested in E-Mini S&P 400 Index Futures. The volume of activity has varied throughout the period with a weighted average of 27 contracts and $1,798,810 weighted average notional value.

During the period, Calvert VP Russell 2000 Small Cap Index Portfolio invested in E-Mini Russell 2000 Index and E-Mini NASDAQ 100 Index. The volume of activity has varied throughout the period with a weighted average of 5 contracts and $372,271 weighted average notional value.

During the period, Calvert VP Nasdaq 100 Index Portfolio invested in E-Mini NASDAQ 100 Index Futures. The volume of activity has varied throughout the period with a weighted average of 2 contracts and $406,836 weighted average notional value.

Treasury Inflation-Protected Securities: The VP Inflation Protected Plus Portfolio invests in Treasury Inflation-Protected Securities (“TIPS”), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income. Such adjustments may have a significant impact on the Portfolio’s distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class.  Expenses arising in connection with a class are charged directly to that class.  Expenses common to the classes are allocated to each class in proportion to their relative net assets.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Portfolio’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolios on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013.  Management is currently evaluating the impact the adoption of this pronouncement will have on the Fund's financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2012, and net realized capital loss carryforwards as of December 31, 2011 with expiration dates:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$125,842,249	$230,877,932	$165,714,410
Unrealized appreciation	17,839,870	84,887,608	$42,532,484
Unrealized (depreciation)	(17,373,263)	(33,428,202)	(9,855,466)
Net appreciation (depreciation)	$466,607	$51,459,406	$32,677,018

	CALVERT VP NASDAQ 100 INDEX	CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$ 45,821,193	$169,385,156	$61,438,115
Unrealized appreciation	20,589,534	7,422,576	4,937,525
Unrealized (depreciation)	(1,242,291)	(225,571)	(162,196)
Net appreciation (depreciation)	$19,347,243	$7,197,005	$4,775,329

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$52,812,920	$136,403,405	$98,407,662
Unrealized appreciation	1,355,765	17,886,871	24,245,521
Unrealized (depreciation)	(1,244,541)	(12,757,398)	(13,690,814)
Net appreciation (depreciation)	$111,224	$5,129,473	$10,554,707

CAPITAL LOSS CARRYFORWARDS

PRE-ENACTMENT EXPIRATION DATE	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX
31-Dec-12	-	($2,529,937)
31-Dec-13	-	(1,687,669)
31-Dec-15	($953,081)	(2,330,473)
31-Dec-16	-	(280,386)
31-Dec-17	(28,392,460)	(2,509,534)
31-Dec-18	(8,033,097)	(2,611,900)

POST-ENACTMENT
Short-term	-	(67,162)
Long-term	-	(253,130)

PRE-ENACTMENT EXPIRATION DATE	CALVERT VP RUSSELL 2000 SMALL CAP INDEX	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP S&P MIDCAP 400 INDEX
31-Dec-15	-	($186,055)	($7,650,555)
31-Dec-16	($352,882)	(15,302,273)	(5,197,845)
31-Dec-17	-	(15,978)	-

POST-ENACTMENT
Short-term	-	-	-
Long-term	-	(987,699)	-

Capital losses may be utilized to offset future capital gains until expiration and may be limited under certain tax provisions.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C – REORGANIZATION

On December 9, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert VP Mid Cap Value Portfolio (“Mid Cap Value”) for shares of the acquiring portfolio, Calvert VP S&P MidCap 400 Index Portfolio (“S&P MidCap 400”) and the assumption of the liabilities of Mid Cap Value.  Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Mid Cap Value	1,085,126	S&P MidCap 400, Class I	259,610	$19,913,400

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Mid Cap Value were carried forward to align ongoing reporting of S&P MidCap 400’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		UNREALIZED
		APPRECIATION	ACQUIRING
MERGED PORTFOLIO	NET ASSETS	(DEPRECIATION)	PORTFOLIO	NET ASSETS
Mid Cap Value	$19,913,400	$5,195,860	S&P MidCap 400	$196,338,740

NOTE G — IN-KIND TRANSFER OF SECURITIES

During the year ended December 31, 2011, the Calvert VP EAFE International Index Portfolio redeemed shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.

		REDEEMED
TRANSACTION DATE	SHARES	VALUE	GAIN (LOSS)
11/9/2011	353,253	$23,187,479	($4,263,869)

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

                A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:           /s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer

Date:      May 30, 2012

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                /s/ Barbara J. Krumsiek
                Barbara J. Krumsiek
                President -- Principal Executive Officer

Date:      May 30, 2012

                /s/ Ronald M. Wolfsheimer
                Ronald M. Wolfsheimer
                Treasurer -- Principal Financial Officer

Date:      May 30, 2012